UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Fidelity Aggressive International Fund, Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Balanced Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

July 31, 2006

1.804818.102

IVF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 0.9%
BHP Billiton Ltd. sponsored ADR (d)	100,200	$ 4,228,440
Austria - 1.5%
OMV AG	117,700	7,219,523
Canada - 4.1%
Canadian Natural Resources Ltd.	193,800	10,292,842
Sasamat Capital Corp. (a)	4,010	10,426
Talisman Energy, Inc.	549,600	9,339,703
TOTAL CANADA		19,642,971
Finland - 0.7%
Metso Corp. sponsored ADR	88,500	3,201,930
France - 17.7%
Accor SA	54,600	3,220,746
AXA SA	267,500	9,199,326
BNP Paribas SA	91,100	8,867,134
Compagnie Generale de Geophysique SA (a)	39,700	6,861,171
Neopost SA	69,535	7,571,950
Nexity	74,100	4,244,179
Pernod Ricard SA	43,900	9,140,333
Renault SA	51,300	5,605,925
Sanofi-Aventis sponsored ADR	136,000	6,445,040
Schneider Electric SA	52,600	5,408,683
Societe Generale Series A	74,600	11,129,908
Total SA Series B	105,672	7,210,000
TOTAL FRANCE		84,904,395
Germany - 10.2%
Allianz AG (Reg.)	49,100	7,723,430
Deutsche Postbank AG	60,200	4,402,323
E.ON AG	103,800	12,508,938
Heidelberger Druckmaschinen AG	183,721	7,577,689
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	56,600	7,795,894
Pfleiderer AG	221,275	5,228,944
Techem AG	79,500	3,655,776
TOTAL GERMANY		48,892,994
Hong Kong - 0.4%
Techtronic Industries Co. Ltd.	1,306,500	1,758,792
India - 1.4%
Infosys Technologies Ltd.	186,516	6,640,571
Italy - 4.4%
Banca Intesa Spa	834,400	4,826,037
Fiat Spa (a)(d)	610,900	8,645,311
Unicredito Italiano Spa	1,012,400	7,791,465
TOTAL ITALY		21,262,813
Japan - 19.4%
Aeon Co. Ltd. (d)	337,300	7,869,843
Credit Saison Co. Ltd.	126,100	5,466,350

	Shares	Value
Daiwa Securities Group, Inc. (d)	347,100	$ 3,878,195
Fanuc Ltd.	55,000	4,586,132
Hoya Corp.	161,600	5,652,124
Mitsui Fudosan Co. Ltd.	227,000	4,821,151
Nikko Cordial Corp.	580,600	6,922,636
Nintendo Co. Ltd.	34,100	6,367,911
Nitto Denko Corp.	113,200	8,224,649
ORIX Corp.	33,740	8,843,323
Shin-Etsu Chemical Co. Ltd.	94,700	5,484,588
Sony Corp.	102,000	4,690,980
Sumitomo Electric Industries Ltd.	388,800	5,096,959
Sumitomo Mitsui Financial Group, Inc.	1,038	11,045,443
T&D Holdings, Inc.	49,950	3,968,988
TOTAL JAPAN		92,919,272
Korea (South) - 4.6%
Daegu Bank Co. Ltd.	208,810	3,771,107
Kookmin Bank sponsored ADR	56,600	4,881,184
Samsung Electronics Co. Ltd.	16,670	10,611,276
Shinsegae Co. Ltd.	5,235	2,586,945
TOTAL KOREA (SOUTH)		21,850,512
Netherlands - 4.4%
ING Groep NV (Certificaten Van Aandelen)	193,900	7,852,951
Koninklijke Numico NV	145,300	6,971,097
Koninklijke Philips Electronics NV (NY Shares)	194,400	6,401,592
TOTAL NETHERLANDS		21,225,640
Norway - 1.9%
Norsk Hydro ASA	242,100	6,996,690
Renewable Energy Corp. AS	172,400	2,317,920
TOTAL NORWAY		9,314,610
South Africa - 0.5%
Nedbank Group Ltd.	143,200	2,267,529
Spain - 0.4%
Inditex SA	45,300	1,967,953
Sweden - 1.2%
Atlas Copco AB (A Shares)	228,600	5,693,353
Switzerland - 10.1%
Novartis AG (Reg.)	186,697	10,496,105
Roche Holding AG (participation certificate)	100,534	17,890,501
Syngenta AG sponsored ADR	241,500	6,943,125
UBS AG (NY Shares)	237,700	12,930,880
TOTAL SWITZERLAND		48,260,611
Taiwan - 1.2%
Advanced Semiconductor Engineering, Inc.	6,645,600	5,824,489
Turkey - 0.7%
Finansbank AS	933,552	3,615,519
Common Stocks - continued
	Shares	Value
United Kingdom - 3.0%
Benfield Group PLC	468,400	$ 3,154,356
HSBC Holdings PLC (Hong Kong) (Reg.)	265,800	4,835,434
Reckitt Benckiser PLC	154,600	6,203,435
TOTAL UNITED KINGDOM		14,193,225
United States of America - 4.7%
Halliburton Co.	217,500	7,255,800
NTL, Inc.	245,500	5,609,675
Synthes, Inc.	83,108	9,589,514
TOTAL UNITED STATES OF AMERICA		22,454,989
TOTAL COMMON STOCKS (Cost $398,734,520)		447,340,131
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 5.3% (b)	32,291,878	32,291,878
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	17,324,744	17,324,744
TOTAL MONEY MARKET FUNDS (Cost $49,616,622)		49,616,622
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $448,351,142)	496,956,753
NET OTHER ASSETS - (3.8)%	(18,331,508)
NET ASSETS - 100%	$ 478,625,245
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 961,307
Fidelity Securities Lending Cash Central Fund	639,213
Total	$ 1,600,520
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $448,971,519. Net unrealized appreciation aggregated $47,985,234, of which $59,054,560 related to appreciated investment securities and $11,069,326 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2006

1.804819.102

CAN-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Hotels, Restaurants & Leisure - 0.3%
Great Canadian Gaming Corp. (a)	850,000	$ 7,511,488
Media - 4.0%
Aeroplan Income Fund (d)	843,200	9,604,850
Aeroplan Income Fund (e)	31,800	358,298
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	375,000	10,654,162
Astral Media, Inc. Class A (non-vtg.)	300,000	9,716,331
Corus Entertainment, Inc. Class B (non-vtg.)	550,000	18,965,182
Quebecor, Inc. Class B (sub. vtg.)	875,000	19,570,741
Thomson Corp.	600,000	23,738,070
Yellow Pages Income Fund (d)	1,675,000	21,862,628
		114,470,262
Multiline Retail - 0.6%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (d)	325,000	17,792,285
Specialty Retail - 0.3%
RONA, Inc. (a)	400,000	7,158,006
Textiles, Apparel & Luxury Goods - 1.8%
Gildan Activewear, Inc. Class A (a)	1,165,000	49,766,790
TOTAL CONSUMER DISCRETIONARY		196,698,831
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,508,000	30,277,271
CVS Corp.	300,000	9,816,000
Metro, Inc. Class A (sub. vtg.)	900,000	23,740,721
Shoppers Drug Mart Corp.	1,000,000	38,882,998
		102,716,990
ENERGY - 28.6%
Energy Equipment & Services - 1.3%
CCS Income Trust (d)	540,000	17,890,244
CCS Income Trust (e)	135,000	4,388,850
CHC Helicopter Corp. Class A (sub. vtg.)	565,000	12,432,397
Savanna Energy Services Corp. (a)	160,000	3,329,799
		38,041,290
Oil, Gas & Consumable Fuels - 27.3%
AltaGas Income Trust	600,000	14,793,213
Cameco Corp.	1,500,000	59,769,353
Canadian Natural Resources Ltd.	1,820,000	96,661,364
Canadian Oil Sands Trust unit	1,075,000	35,358,342
EnCana Corp.	1,700,000	91,700,247
Galleon Energy, Inc. (a)(e)	100,000	1,948,568
Galleon Energy, Inc. Class A (a)	530,000	10,327,413
Highpine Oil & Gas Ltd. (a)	460,000	7,609,756

	Shares	Value
Highpine Oil & Gas Ltd. (a)(e)	40,000	$ 661,718
Husky Energy, Inc.	660,000	44,828,208
Imperial Oil Ltd.	1,230,000	44,456,522
Keyera Facilities Income Fund (d)	754,000	13,825,999
Mission Oil & Gas, Inc. (a)	160,000	2,105,338
Nexen, Inc.	225,000	13,162,778
Niko Resources Ltd.	165,000	9,231,310
Niko Resources Ltd. (e)	20,000	1,118,947
Penn West Energy Trust (d)	650,000	26,106,840
Petro-Canada	1,300,000	58,107,105
Rider Resources Ltd. (a)	100,000	1,279,604
Suncor Energy, Inc.	1,015,000	81,847,605
Talisman Energy, Inc.	4,496,300	76,408,492
TransCanada Corp.	2,670,000	81,992,312
		773,301,034
TOTAL ENERGY		811,342,324
FINANCIALS - 28.9%
Capital Markets - 1.3%
Addenda Capital, Inc.	240,000	5,514,316
CI Financial Income Fund (d)	1,232,000	31,322,587
		36,836,903
Commercial Banks - 14.8%
Bank of Montreal	1,735,000	98,049,885
Bank of Nova Scotia	520,000	20,931,425
Canadian Imperial Bank of Commerce	860,000	58,708,908
National Bank of Canada	300,000	15,522,269
Royal Bank of Canada	2,925,000	118,979,984
Toronto-Dominion Bank	2,100,000	107,171,262
		419,363,733
Diversified Financial Services - 0.9%
TSX Group, Inc.	585,000	24,219,910
Insurance - 10.4%
ING Canada, Inc.	1,700,000	81,529,692
Manulife Financial Corp.	4,400,000	138,773,419
Power Corp. of Canada (sub. vtg.)	1,250,000	33,801,697
Sun Life Financial, Inc.	1,100,701	42,010,672
		296,115,480
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A (d)	1,000,000	41,375,044
TOTAL FINANCIALS		817,911,070
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Alcon, Inc.	53,000	5,852,260
Imaging Dynamics Co. Ltd. (a)	450,000	1,328,208
		7,180,468
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Labopharm, Inc. (a)	147,700	$ 908,441
TOTAL HEALTH CARE		8,088,909
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.0%
Bombardier, Inc. Class B (sub. vtg.)	1,650,000	4,374,337
CAE, Inc.	3,300,000	25,225,345
		29,599,682
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	610,000	15,492,577
Jazz Air Income Fund (d)	300,000	2,492,047
WestJet Airlines Ltd. (a)	327,500	3,038,839
		21,023,463
Commercial Services & Supplies - 0.4%
Garda World Security Corp. (a)	525,000	10,127,916
Construction & Engineering - 1.2%
SNC-Lavalin Group, Inc.	1,350,000	34,012,460
Machinery - 0.1%
Railpower Technologies Corp. (a)	550,000	729,056
Torr Canada, Inc. (a)	1,100,000	1,137,328
		1,866,384
Road & Rail - 3.0%
Canadian National Railway Co.	1,900,000	76,480,205
TransForce Income Fund (d)	618,658	8,681,768
		85,161,973
Trading Companies & Distributors - 0.7%
Finning International, Inc.	600,000	20,259,809
TOTAL INDUSTRIALS		202,051,687
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 2.4%
Corning, Inc.	200,000	3,814,000
Nortel Networks Corp.	7,400,000	14,504,026
Research In Motion Ltd. (a)	760,000	49,878,801
		68,196,827
Electronic Equipment & Instruments - 0.4%
Miranda Technologies, Inc.	479,800	7,398,825
Miranda Technologies, Inc. (e)	186,300	2,872,866
		10,271,691

	Shares	Value
Internet Software & Services - 0.7%
Emergis, Inc. (a)	1,600,000	$ 7,310,004
Google, Inc. Class A (sub. vtg.) (a)	35,000	13,531,000
		20,841,004
IT Services - 0.3%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,400,000	8,190,173
Semiconductors & Semiconductor Equipment - 1.9%
ATI Technologies, Inc. (a)	2,500,000	50,325,004
Tundra Semiconductor Corp. Ltd. (a)	200,000	2,497,349
Tundra Semiconductor Corp. Ltd. (a)(e)	4,300	53,693
		52,876,046
Software - 0.2%
MacDonald Dettwiler & Associates Ltd. (a)	200,000	7,364,793
TOTAL INFORMATION TECHNOLOGY		167,740,534
MATERIALS - 10.0%
Chemicals - 1.3%
Potash Corp. of Saskatchewan, Inc.	375,000	35,437,500
Metals & Mining - 8.7%
Aber Diamond Corp.	150,000	5,022,534
Alcan, Inc.	725,000	33,065,792
Eldorado Gold Corp. (a)	1,100,000	5,190,880
Goldcorp, Inc.	560,000	16,380,346
Inco Ltd.	1,025,060	79,216,593
IPSCO, Inc.	280,000	26,416,402
Meridian Gold, Inc. (a)	475,000	12,806,866
Shore Gold, Inc. (a)	3,600,000	15,397,667
Teck Cominco Ltd. Class B (sub. vtg.)	700,000	46,332,626
US Gold Corp. (a)	411,300	3,228,705
US Gold Corp. (subscription receipt) (a)(f)	400,000	3,741,273
		246,799,684
TOTAL MATERIALS		282,237,184
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.8%
Manitoba Telecom Services, Inc.	75,000	3,131,628
TELUS Corp. (non-vtg.)	1,825,000	76,702,898
		79,834,526
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	1,450,000	61,954,312
TOTAL TELECOMMUNICATION SERVICES		141,788,838
TOTAL COMMON STOCKS (Cost $2,210,802,596)		2,730,576,367
Government Obligations - 2.0%
		Principal Amount	Value
Canadian Government Treasury Bills 4.0709% to 4.1897% 8/10/06 to 11/2/06 (Cost $56,410,202)	CAD	$ 63,300,000	$ 55,648,107
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	16,709,153	16,709,153
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	181,666,375	181,666,375
TOTAL MONEY MARKET FUNDS (Cost $198,375,528)		198,375,528
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $2,465,588,326)	2,984,600,002
NET OTHER ASSETS - (5.4)%	(151,745,710)
NET ASSETS - 100%	$ 2,832,854,292
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,402,940 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,741,273 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. (subscription receipt)	2/8/06	$ 1,800,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,418,192
Fidelity Securities Lending Cash Central Fund	1,660,739
Total	$ 3,078,931
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,477,860,345. Net unrealized appreciation aggregated $506,739,657, of which $574,757,752 related to appreciated investment securities and $68,018,095 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2006

1.804836.102

HKC-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.1%
Tong Yang Industry Co. Ltd.	937,736	$ 724,507
Automobiles - 0.5%
Hyundai Motor Co.	36,870	2,821,753
Distributors - 2.5%
Li & Fung Ltd.	7,178,600	15,040,683
Hotels, Restaurants & Leisure - 3.0%
Cafe de Coral Holdings Ltd.	3,660,000	5,445,181
Hong Kong & Shanghai Hotels Ltd.	2,878,996	3,438,448
Mandarin Oriental International Ltd.	1,235,000	1,383,200
Regal Hotel International Holdings Ltd.	19,454,000	1,477,183
Shangri-La Asia Ltd.	2,854,000	5,869,541
		17,613,553
Household Durables - 0.5%
Basso Industry Corp. Ltd.	863,420	1,223,438
Merry Electronics Co. Ltd.	602,939	1,942,529
		3,165,967
Leisure Equipment & Products - 0.2%
Li Ning Co. Ltd.	1,192,000	1,185,848
Media - 1.0%
Hong Kong Economic Time Holdings Ltd.	4,572,000	1,206,239
Television Broadcasts Ltd.	760,000	4,650,905
		5,857,144
Specialty Retail - 0.2%
Esprit Holdings Ltd.	167,000	1,270,215
TOTAL CONSUMER DISCRETIONARY		47,679,670
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Dynasty Fine Wines Group Ltd.	2,366,000	858,692
Yantai Changyu Pioneer Wine Co. (B Shares)	706,263	1,870,618
		2,729,310
Food & Staples Retailing - 2.7%
Convenience Retail Asia Ltd.	962,200	365,309
Dairy Farm International Holdings Ltd.	4,431,600	14,447,016
Lianhua Supermarket Holdings Co. (H Shares)	949,000	1,038,146
		15,850,471
Food Products - 0.5%
China Mengniu Dairy Co. Ltd.	2,588,000	3,130,873
TOTAL CONSUMER STAPLES		21,710,654
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	2,034,000	1,104,681

	Shares	Value
Oil, Gas & Consumable Fuels - 5.4%
China Shenhua Energy Co. Ltd. (H Shares)	2,421,000	$ 4,355,874
CNOOC Ltd.	12,174,500	10,453,029
PetroChina Co. Ltd. (H Shares)	14,100,000	16,130,392
S-Oil Corp.	14,940	1,052,674
		31,991,969
TOTAL ENERGY		33,096,650
FINANCIALS - 34.9%
Commercial Banks - 19.8%
Bank of East Asia Ltd.	3,176,707	13,123,679
BOC Hong Kong Holdings Ltd.	1,506,500	3,063,371
DBS Group Holdings Ltd.	435,000	4,986,858
Hang Seng Bank Ltd.	572,800	7,320,246
HSBC Holdings PLC (Hong Kong) (Reg.)	3,594,421	65,389,708
Mega Financial Holding Co. Ltd.	1,479,000	989,132
Standard Chartered PLC:
(Hong Kong)	395,370	10,095,289
(United Kingdom)	238,841	6,041,100
Wing Hang Bank Ltd.	271,500	2,489,592
Wing Lung Bank Ltd.	443,600	3,927,836
		117,426,811
Diversified Financial Services - 0.9%
First Pacific Co. Ltd.	8,184,000	3,454,720
Jardine Matheson Holdings Ltd.	102,400	1,945,600
		5,400,320
Insurance - 2.8%
AXA Asia Pacific Holdings Ltd.	538,150	2,618,470
Cathay Financial Holding Co. Ltd.	1,447,000	3,093,202
China Life Insurance Co. Ltd. (H Shares)	3,694,000	6,227,899
Shin Kong Financial Holding Co. Ltd.	4,632,000	4,816,454
		16,756,025
Real Estate Investment Trusts - 0.3%
Champion (REIT)	4,061,000	1,996,502
Real Estate Management & Development - 11.1%
Cheung Kong Holdings Ltd.	1,962,000	21,261,039
Greentown China Holdings Ltd. (a)	825,000	907,807
Hang Lung Properties Ltd.	495,000	977,246
Henderson Investment Ltd.	1,106,000	1,930,137
Hong Kong Land Holdings Ltd.	1,483,000	5,783,700
Hysan Development Co. Ltd.	1,219,000	3,427,903
Shun Tak Holdings Ltd.	1,981,000	2,554,616
Sun Hung Kai Properties Ltd.	722,021	7,591,809
Swire Pacific Ltd. (A Shares)	975,500	10,131,511
Wharf Holdings Ltd.	2,939,685	10,914,906
		65,480,674
TOTAL FINANCIALS		207,060,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.1%
Electrical Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR	4,200	$ 108,906
Industrial Conglomerates - 3.8%
Beijing Enterprises Holdings Ltd.	1,354,000	2,139,885
Hutchison Whampoa Ltd.	2,240,500	20,443,939
		22,583,824
Machinery - 0.6%
Enric Energy Equipment Holdings Ltd.	1,322,000	799,655
King Slide Works Co. Ltd.	418,000	2,418,952
		3,218,607
Road & Rail - 0.1%
MTR Corp. Ltd.	301,674	771,841
Transportation Infrastructure - 0.6%
Cosco Pacific Ltd.	1,086,000	2,415,166
Hopewell Holdings Ltd.	454,000	1,294,205
		3,709,371
TOTAL INDUSTRIALS		30,392,549
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 2.2%
AAC Acoustic Technology Holdings, Inc.	2,016,000	1,945,921
Foxconn International Holdings Ltd. (a)	3,963,000	9,211,179
ZTE Corp. (H Shares)	567,000	1,663,762
		12,820,862
Computers & Peripherals - 4.4%
ASUSTeK Computer, Inc.	2,539,410	5,707,585
Catcher Technology Co. Ltd.	747,000	7,642,002
High Tech Computer Corp.	476,208	10,586,924
Wistron Corp.	2,156,655	2,259,002
		26,195,513
Electronic Equipment & Instruments - 7.5%
AU Optronics Corp.	4,408,733	6,348,005
Chroma ATE, Inc.	1,712,714	1,757,381
Everfocus Electronics Co. Ltd.	989,280	756,778
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,994,961	23,667,698
Kingboard Chemical Holdings Ltd.	1,888,800	5,530,199
Nan Ya Printed Circuit Board Corp.	520,000	3,350,638
Phoenix Precision Technology Corp.	2,562,654	3,357,291
		44,767,990

	Shares	Value
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Semiconductor Engineering, Inc.	9,594,690	$ 8,409,198
Holtek Semiconductor, Inc.	744,335	1,336,557
King Yuan Electronics Co. Ltd.	3,293,780	2,303,413
MediaTek, Inc.	802,000	7,310,725
MJC Probe, Inc.	317,000	808,328
Siliconware Precision Industries Co. Ltd.	5,953,218	7,090,194
Solomon Systech International Ltd.	3,024,000	735,558
Taiwan Semiconductor Manufacturing Co. Ltd.	17,720,513	29,655,045
United Microelectronics Corp.	2,560,538	1,407,491
		59,056,509
TOTAL INFORMATION TECHNOLOGY		142,840,874
MATERIALS - 2.9%
Chemicals - 2.5%
Formosa Chemicals & Fibre Corp.	819,365	1,151,004
Nan Ya Plastics Corp.	5,823,000	8,304,346
Taiwan Fertilizer Co. Ltd.	3,291,000	5,276,293
		14,731,643
Containers & Packaging - 0.3%
Vision Grande Group Holdings Ltd.	2,106,000	1,994,847
Metals & Mining - 0.1%
China Rare Earth Holdings Ltd.	3,594,000	656,810
TOTAL MATERIALS		17,383,300
TELECOMMUNICATION SERVICES - 4.2%
Wireless Telecommunication Services - 4.2%
China Mobile (Hong Kong) Ltd.	2,540,000	16,423,641
Far EasTone Telecommunications Co. Ltd.	6,026,685	6,689,977
SmarTone Telecommunications Holdings Ltd.	1,997,500	1,886,932
		25,000,550
UTILITIES - 4.5%
Electric Utilities - 1.0%
Cheung Kong Infrastructure Holdings Ltd.	1,878,000	5,836,952
Gas Utilities - 3.1%
Hong Kong & China Gas Co. Ltd.	7,885,400	17,840,868
Xinao Gas Holdings Ltd.	492,000	468,565
		18,309,433
Independent Power Producers & Energy Traders - 0.4%
China Resources Power Holdings Co. Ltd.	2,708,000	2,216,558
TOTAL UTILITIES		26,362,943
TOTAL COMMON STOCKS (Cost $439,727,399)		551,527,522
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b) (Cost $37,684,655)	37,684,655	$ 37,684,655
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $477,412,054)	589,212,177
NET OTHER ASSETS - 0.6%	3,680,041
NET ASSETS - 100%	$ 592,892,218
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,277,309
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $478,011,437. Net unrealized appreciation aggregated $111,200,740, of which $124,727,523 related to appreciated investment securities and $13,526,783 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2006

1.804871.102

DIF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 2.1%
Australia & New Zealand Banking Group Ltd.	4,500,000	$ 87,065,156
BHP Billiton Ltd. sponsored ADR	2,000,000	84,400,000
Brambles Industries Ltd. (d)	12,000,000	99,857,700
Computershare Ltd.	22,000,000	132,499,950
CSL Ltd.	3,616,566	146,180,467
Macquarie Capital Alliance Group unit (a)	12,499,900	34,289,413
National Australia Bank Ltd.	4,000,000	109,455,992
QBE Insurance Group Ltd.	9,500,000	160,510,218
TOTAL AUSTRALIA		854,258,896
Austria - 0.5%
OMV AG	3,200,000	196,282,710
Telekom Austria AG	71,500	1,615,637
TOTAL AUSTRIA		197,898,347
Belgium - 0.2%
KBC Groupe SA	16,400	1,786,910
RHJ International (a)(d)	1,300,000	26,602,091
Umicore SA	300,000	37,956,455
TOTAL BELGIUM		66,345,456
Bermuda - 0.2%
Clear Media Ltd. (a)(e)	27,321,500	29,888,000
Willis Group Holdings Ltd.	1,700,000	55,301,000
TOTAL BERMUDA		85,189,000
Brazil - 1.2%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,000,000	30,860,000
Banco Nossa Caixa SA	3,785,000	80,050,575
Companhia Vale do Rio Doce sponsored ADR	3,600,000	83,520,000
Cyrela Brazil Realty SA	1,300,000	17,691,954
Gerdau SA sponsored ADR	2,000,000	31,140,000
TAM SA (PN) sponsored ADR (ltd. vtg.)	1,500,000	40,425,000
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,357,100	94,142,027
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	2,955,000	101,896,552
TOTAL BRAZIL		479,726,108
Canada - 5.8%
Astral Media, Inc. Class A (non-vtg.)	1,500,000	48,581,654
ATI Technologies, Inc. (a)	1,500,000	30,195,003
Brookfield Asset Management, Inc. Class A (d)	3,150,000	130,331,389
Canadian National Railway Co.	1,600,000	64,404,383
Canadian Natural Resources Ltd.	5,000,000	265,553,199
Canadian Western Bank, Edmonton	400,000	16,076,352
Corus Entertainment, Inc. Class B (non-vtg.)	1,100,000	37,930,364
EnCana Corp.	6,000,000	323,647,932

	Shares	Value
Flint Energy Services Ltd. (a)	774,900	$ 41,484,130
Gildan Activewear, Inc. Class A (a)	50,000	2,135,914
Glamis Gold Ltd. (a)	1,376,000	50,487,381
Goldcorp, Inc.	3,000,000	87,751,856
ITF Optical Technologies, Inc. Series A (a)(g)	39,827	0
Meridian Gold, Inc. (a)	525,000	14,154,958
Metro, Inc. Class A (sub. vtg.)	700,000	18,465,005
Niko Resources Ltd.	1,500,000	83,920,997
OZ Optics Ltd. unit (a)(g)	102,000	1,504,500
Petro-Canada	3,300,000	147,502,651
Potash Corp. of Saskatchewan, Inc.	500,000	47,250,000
Power Corp. of Canada (sub. vtg.)	3,800,000	102,757,158
Precision Drilling Trust (d)	3,350,000	115,781,637
Research In Motion Ltd. (a)	750,000	49,222,501
Rogers Communications, Inc. Class B (non-vtg.)	1,500,000	64,090,668
Shoppers Drug Mart Corp.	1,000,000	38,882,998
Suncor Energy, Inc.	1,100,000	88,701,838
Synenco Energy, Inc. Class A	972,900	16,533,110
Talisman Energy, Inc.	12,250,000	208,172,057
TimberWest Forest Corp.	1,500,000	20,201,485
TransCanada Corp.	5,000,000	153,543,655
Western Oil Sands, Inc. Class A (a)	2,626,500	60,254,454
TOTAL CANADA		2,329,519,229
Cayman Islands - 0.7%
Apex Silver Mines Ltd. (a)(e)	3,059,700	44,702,217
GlobalSantaFe Corp.	2,950,000	162,043,500
Himax Technologies, Inc. sponsored ADR	1,949,300	12,611,971
Hutchison Telecommunications International Ltd. sponsored ADR (a)(d)	876,200	22,641,008
Noble Corp.	750,000	53,812,500
TOTAL CAYMAN ISLANDS		295,811,196
China - 0.3%
BYD Co. Ltd. (H Shares) (e)	8,761,000	21,084,761
China Shenhua Energy Co. Ltd. (H Shares)	9,734,700	17,514,717
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,920,300	29,670,248
Global Bio-Chem Technology Group Co. Ltd.	109,999,600	36,949,197
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	14,601,900	16,923,602
Weichai Power Co. Ltd. (H Shares)	4,867,000	11,562,891
TOTAL CHINA		133,705,416
Czech Republic - 0.1%
Zentiva NV	929,500	48,057,482
Denmark - 0.5%
Danske Bank AS	2,300,000	88,195,015
Novozymes AS Series B	1,500,000	99,630,238
TOTAL DENMARK		187,825,253
Common Stocks - continued
	Shares	Value
Finland - 0.9%
Metso Corp.	4,051,000	$ 146,077,401
Neste Oil Oyj	2,200,000	75,874,590
Nokia Corp. sponsored ADR	7,500,000	148,875,000
TOTAL FINLAND		370,826,991
France - 9.9%
Alcatel SA sponsored ADR (a)	8,000,000	90,240,000
Alstom SA (a)	2,012,600	174,685,493
AXA SA sponsored ADR (d)	3,400,000	116,926,000
BNP Paribas SA	2,978,720	289,930,940
Bouygues SA	1,500,000	74,897,417
Carrefour SA	2,500,000	155,868,633
CNP Assurances	700,000	66,658,510
Dassault Aviation SA	36,265	27,099,012
Essilor International SA	1,000,000	100,016,505
Financiere Marc de Lacharriere SA (Fimalac)	1,401,759	105,104,513
Ipsos SA (e)	2,226,664	74,092,172
JC Decaux SA	1,000,000	25,764,149
L'Oreal SA	1,800,000	180,374,593
Lagardere S.C.A. (Reg.)	1,700,000	119,215,075
Louis Vuitton Moet Hennessy (LVMH)	1,500,000	150,695,366
Neopost SA (e)	1,650,000	179,675,244
Pernod Ricard SA	950,000	197,797,647
Renault SA	3,817,400	417,155,135
Sanofi-Aventis sponsored ADR	10,000,000	473,900,000
Schneider Electric SA	1,100,000	113,109,342
Societe Generale Series A	700,000	104,436,136
Suez SA (France)	79,200	3,283,852
Total SA sponsored ADR	5,000,000	341,150,000
Veolia Environnement	2,400,000	130,351,012
Vinci SA	2,481,818	252,185,449
TOTAL FRANCE		3,964,612,195
Germany - 6.9%
Adidas-Salomon AG	23,800	1,110,242
Allianz AG:
(Reg.)	16,160	2,541,968
sponsored ADR (d)	17,500,000	275,275,000
Bayer AG	7,053,310	347,234,460
Bayerische Motoren Werke AG (BMW)	1,068,500	55,153,527
cash.life AG	232,145	7,264,995
Celesio AG	1,800,000	84,151,818
Commerzbank AG	1,900,000	66,595,919
Continental AG	510,930	52,210,915
Deutsche Boerse AG	334,981	47,559,749
Deutsche Postbank AG (d)	1,000,000	73,128,287
E.ON AG	342,080	41,224,061
E.ON AG sponsored ADR	8,500,000	341,445,000
Fresenius AG	600,000	94,881,558
GFK AG	1,600,000	56,203,400

	Shares	Value
Heidelberger Druckmaschinen AG	1,879,368	$ 77,515,720
Hypo Real Estate Holding AG	1,250,000	69,519,773
Infineon Technologies AG sponsored ADR (a)	10,450,000	112,442,000
KarstadtQuelle AG (a)(d)	2,000,000	47,057,574
Linde AG	2,781,956	235,066,108
Merck KGaA	12,600	1,149,477
MG Technologies AG	1,410,092	23,073,129
MPC Muenchmeyer Petersen Capital AG	236,029	17,094,576
MTU Aero Engines Holding AG	1,250,000	44,451,780
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	150,000	20,660,498
Praktiker Bau- und Heimwerkermaerkte Holding AG	800,000	23,676,960
Puma AG	250,000	90,663,109
RWE AG	1,535,220	134,858,882
SAP AG sponsored ADR (d)	3,400,000	155,142,000
Techem AG (e)	2,000,000	91,969,200
Thyssenkrupp AG	2,000,000	69,998,780
United Internet AG	72,300	932,759
Wincor Nixdorf AG	100,000	13,192,471
TOTAL GERMANY		2,774,445,695
Hong Kong - 0.9%
Cosco Pacific Ltd.	21,416,000	47,627,248
Esprit Holdings Ltd.	5,354,000	40,722,951
Melco International Development Ltd.	29,204,000	64,270,524
Shun Tak Holdings Ltd.	29,204,000	37,660,272
Techtronic Industries Co. Ltd.	39,713,000	53,461,085
Television Broadcasts Ltd.	6,472,000	39,606,131
Wharf Holdings Ltd.	17,036,000	63,253,832
TOTAL HONG KONG		346,602,043
India - 1.8%
ABB Ltd. India	94,692	4,940,173
Bajaj Auto Ltd.	1,362,846	72,163,427
Bharat Forge Ltd.	1,250,000	8,088,710
Bharti Airtel Ltd. (a)	3,893,845	35,604,816
HDFC Bank Ltd.	778,769	13,314,438
Infosys Technologies Ltd.	4,951,383	176,285,204
Larsen & Toubro Ltd.	584,077	27,753,706
Reliance Industries Ltd.	6,500,000	136,821,503
Satyam Computer Services Ltd.	7,787,690	126,336,427
State Bank of India	6,814,228	139,118,690
TOTAL INDIA		740,427,094
Ireland - 1.4%
Allied Irish Banks PLC	5,000,000	120,100,023
CRH PLC	5,500,000	177,040,709
DEPFA BANK PLC	2,000,000	33,696,493
Common Stocks - continued
	Shares	Value
Ireland - continued
IAWS Group PLC (Ireland)	4,000,000	$ 74,086,300
Ryanair Holdings PLC sponsored ADR (a)	2,695,400	152,317,054
TOTAL IRELAND		557,240,579
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500,000	82,700,000
Italy - 2.3%
Banca Intesa Spa	32,500,000	187,974,825
Banca Popolare di Milano	79,500	997,824
ENI Spa	105,600	3,240,863
ERG Spa	503,600	12,228,628
Fiat Spa (a)(d)	21,119,900	298,883,769
Mediobanca Spa	106,700	2,167,608
San Paolo IMI Spa	126,900	2,261,992
Tod's Spa	200,000	15,591,334
Unicredito Italiano Spa	50,696,200	390,159,665
TOTAL ITALY		913,506,508
Japan - 16.5%
Aeon Co. Ltd.	6,500,000	151,657,218
Aiful Corp.	600,000	23,549,935
Ajinomoto Co., Inc.	3,000,000	33,754,906
Canon, Inc. sponsored ADR	4,300,000	309,944,000
Chugai Pharmaceutical Co. Ltd.	7,234,000	149,222,939
Credit Saison Co. Ltd.	2,300,000	99,703,445
Daiwa Securities Group, Inc. (d)	14,949,000	167,027,205
East Japan Railway Co.	24,000	178,560,837
Fanuc Ltd.	2,500,000	208,460,532
Hirose Electric Co. Ltd.	300,000	38,674,226
Honda Motor Co. Ltd. sponsored ADR	4,630,000	152,558,500
Hoya Corp.	6,800,000	237,836,895
Ibiden Co. Ltd.	2,400,000	115,970,345
Japan Tobacco, Inc.	60,000	229,742,695
JFE Holdings, Inc.	2,000,000	79,895,334
JSR Corp.	5,152,100	121,331,618
Kahma Co. Ltd. (d)	500,000	11,622,329
Keyence Corp.	600,000	136,955,953
Komatsu Ltd.	6,000,000	120,627,998
Kuraray Co. Ltd.	3,500,000	38,587,004
Matsushita Electric Industrial Co. Ltd.	7,666,000	158,992,840
Mitsubishi Estate Co. Ltd.	3,000,000	62,145,661
Mitsui & Co. Ltd.	10,100,000	153,900,567
Mitsui Fudosan Co. Ltd.	4,000,000	84,954,209
Mitsui Trust Holdings, Inc.	5,000,000	54,949,847
Mizuho Financial Group, Inc.	45,000	377,976,450
Murata Manufacturing Co. Ltd.	600,000	39,668,556
Nikko Cordial Corp.	13,000,000	155,002,181
Nintendo Co. Ltd.	1,600,000	298,787,615
Nippon Electric Glass Co. Ltd.	3,000,000	66,986,481
Nitto Denko Corp.	3,500,000	254,295,683
ORIX Corp.	2,083,670	546,134,178

	Shares	Value
Rakuten, Inc.	158,005	$ 75,109,224
Shin-Etsu Chemical Co. Ltd.	4,500,000	260,619,276
Sompo Japan Insurance, Inc.	2,700,000	36,478,849
Sony Corp.	2,590,800	119,150,892
Stanley Electric Co. Ltd.	2,000,000	42,477,104
Sumco Corp.	2,400,000	139,415,613
Sumitomo Electric Industries Ltd.	3,500,000	45,883,123
Sumitomo Metal Industries Ltd.	24,999,900	99,868,768
Sumitomo Mitsui Financial Group, Inc.	30,000	319,232,447
T&D Holdings, Inc.	2,700,000	214,539,904
Takefuji Corp.	400,000	19,607,501
Tokuyama Corp.	6,500,000	86,345,399
Toyota Motor Corp. sponsored ADR	2,900,000	305,138,000
TOTAL JAPAN		6,623,344,282
Korea (South) - 2.6%
Amorepacific Corp. (a)	154,722	64,956,838
Core Logic, Inc.	270,000	8,112,862
Hana Financial Group, Inc.	730,100	32,639,136
Kookmin Bank sponsored ADR	2,677,100	230,873,104
Korea Exchange Bank (a)	4,867,310	63,188,657
Korean Reinsurance Co.	973,460	11,210,868
LG Household & Health Care Ltd.	457,530	35,303,315
Macquarie Korea Infrastructure Fund	6,700,000	45,594,934
Samsung Electronics Co. Ltd.	481,200	306,307,498
Shinhan Financial Group Co. Ltd.	3,845,010	189,201,146
Woongjin Coway Co. Ltd.	2,000,000	44,809,717
TOTAL KOREA (SOUTH)		1,032,198,075
Luxembourg - 0.3%
SES Global unit	6,416,322	86,876,422
Tenaris SA sponsored ADR	600,000	23,352,000
TOTAL LUXEMBOURG		110,228,422
Malaysia - 0.0%
Lion Diversified Holdings BHD	4,022,000	4,618,565
Mexico - 1.0%
America Movil SA de CV Series L sponsored ADR	4,000,000	143,120,000
Cemex SA de CV sponsored ADR	4,283,200	121,300,224
Fomento Economico Mexicano SA de CV sponsored ADR	1,557,500	136,748,500
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	400,000	11,972,000
TOTAL MEXICO		413,140,724
Netherlands - 3.4%
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	48,520,000
Fugro NV (Certificaten Van Aandelen) unit	1,900,000	81,521,754
ING Groep NV:
(Certificaten Van Aandelen)	63,800	2,583,900
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR	10,500,000	$ 425,250,000
Koninklijke KPN NV	7,000,000	79,489,490
Koninklijke Numico NV	4,800,000	230,290,876
Koninklijke Philips Electronics NV (NY Shares)	2,000,000	65,860,000
Mittal Steel Co. NV	32,391	1,108,840
Nutreco Holding NV	34,300	2,132,822
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	523,600	48,757,011
Reed Elsevier NV sponsored ADR	8,700,000	257,781,000
Royal DSM NV	3,037,500	118,726,489
TOTAL NETHERLANDS		1,362,022,182
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	2,650,000	177,152,500
Norway - 0.9%
DnB NOR ASA	18,500,000	234,454,969
Fast Search & Transfer ASA (a)(d)	5,000,000	16,572,701
Storebrand ASA (A Shares)	6,000,000	62,391,343
Telenor ASA	3,000,000	38,263,441
TOTAL NORWAY		351,682,454
Portugal - 0.4%
Brisa Auto-Estradas de Portugal SA (d)	4,570,887	46,533,821
Energias de Portugal SA	30,000,000	118,793,550
TOTAL PORTUGAL		165,327,371
Russia - 0.4%
Novatek JSC GDR (f)	1,500,000	70,200,000
OAO Gazprom sponsored ADR	1,900,000	79,334,500
TOTAL RUSSIA		149,534,500
South Africa - 1.0%
African Bank Investments Ltd.	10,708,100	38,147,433
FirstRand Ltd.	29,203,900	72,595,698
Gold Fields Ltd. sponsored ADR	1,500,000	31,275,000
JD Group Ltd.	3,893,800	35,729,877
MTN Group Ltd.	3,806,300	29,092,111
Nedbank Group Ltd.	3,955,908	62,640,620
Remgro Ltd.	100,300	2,063,055
Sasol Ltd.	2,250,000	80,949,348
Steinhoff International Holdings Ltd.	19,469,200	59,690,526
TOTAL SOUTH AFRICA		412,183,668
Spain - 3.4%
Actividades de Construccion y Servicios SA (ACS)	4,200,000	183,854,094
Altadis SA (Spain)	1,500,000	70,988,726
Antena 3 Television SA	2,888,962	62,844,372
Azucarera Ebro Agricolas SA	1,000,000	20,769,711

	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	112,100	$ 2,391,092
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	18,000,000	383,940,000
Compania de Distribucion Integral Logista SA	647,820	38,610,817
Enagas SA	4,000,000	86,910,894
Fomento Construcciones y Contratas SA (FOCSA)	800,000	62,385,774
Gestevision Telecinco SA	3,000,000	72,962,232
Inditex SA	3,500,000	152,049,357
Red Electrica de Espana SA	1,300,000	48,222,517
Telefonica SA	5,000,000	84,450,015
Telefonica SA sponsored ADR	1,352,000	68,505,840
Union Fenosa SA	1,254,138	51,343,240
TOTAL SPAIN		1,390,228,681
Sweden - 1.5%
Assa Abloy AB (B Shares)	7,000,000	115,091,644
Atlas Copco AB (A Shares)	8,350,000	207,959,292
Modern Times Group AB (MTG) (B Shares)	700,800	34,761,423
Skandinaviska Enskilda Banken AB (A Shares)	2,022,000	49,797,428
Svenska Cellulosa AB (SCA) (B Shares)	1,000,000	41,971,335
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	5,000,000	157,400,000
TOTAL SWEDEN		606,981,122
Switzerland - 9.9%
ABB Ltd. (Reg.)	23,500,000	303,620,038
Actelion Ltd. (Reg.) (a)	800,000	100,824,767
Adecco SA sponsored ADR	5,100,000	74,409,000
Compagnie Financiere Richemont unit	3,000,000	135,294,357
Julius Baer Holding AG (Bearer)	350,000	32,478,771
Kuehne & Nagel International AG	600,000	39,978,873
Lonza Group AG	722,504	49,051,484
Nestle SA (Reg.)	800,000	262,137,895
Nobel Biocare Holding AG (Switzerland)	400,000	94,746,679
Novartis AG:
(Reg.)	66,107	3,716,535
sponsored ADR	11,200,000	629,664,000
Roche Holding AG (participation certificate)	5,300,000	943,160,110
Schindler Holding AG (Reg.)	1,400,000	75,764,840
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	175,000	161,540,649
Swiss Life Holding	156,642	36,180,464
Swiss Reinsurance Co. (Reg.)	2,382,352	171,322,595
Syngenta AG sponsored ADR	6,000,000	172,500,000
Tecan Group AG (e)	800,000	44,399,301
The Swatch Group AG (Reg.)	4,000,000	145,451,591
UBS AG:
(NY Shares)	7,750,000	421,600,000
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG: - continued
(Reg.)	44,648	$ 2,428,851
Zurich Financial Services AG	400,000	89,789,948
TOTAL SWITZERLAND		3,990,060,748
Taiwan - 0.1%
Catcher Technology Co. Ltd.	2,921,000	29,882,581
Turkey - 0.2%
Acibadem Saglik Hizmetleri AS	2,434,000	24,541,533
Finansbank AS	11,528,946	44,650,031
TOTAL TURKEY		69,191,564
United Kingdom - 10.9%
BAE Systems PLC	23,678,000	158,017,704
BG Group PLC	14,000,000	188,299,439
BP PLC	445,600	5,385,823
BP PLC sponsored ADR	5,000,000	362,600,000
British American Tobacco PLC sponsored ADR (d)	4,500,000	242,145,000
Capita Group PLC	24,000,000	234,365,552
Filtrona PLC	9,000,000	47,747,358
HSBC Holdings PLC sponsored ADR (d)	3,550,000	322,908,000
Imperial Tobacco Group PLC	1,074,000	35,110,000
Informa PLC	12,000,000	97,736,375
International Power PLC	5,395,200	29,681,192
Intertek Group PLC	3,000,000	36,679,162
ITV PLC	35,000,000	63,583,752
Jardine Lloyd Thompson Group PLC	2,983,300	20,592,063
Marks & Spencer Group PLC	1,750,000	19,500,107
Meggitt PLC	10,000,000	55,434,383
National Grid PLC	219,700	2,501,453
Old Mutual PLC	15,119,329	45,754,733
Pearson PLC	6,000,000	81,484,341
Prudential PLC	3,000,000	31,523,344
Punch Taverns Ltd.	4,500,000	73,974,780
Reckitt Benckiser PLC	10,187,400	408,776,697
Reuters Group PLC	10,895,000	79,984,950
Rio Tinto PLC (Reg.)	2,000,000	104,444,991
Rolls-Royce Group PLC	20,322,622	167,324,892
Royal Bank of Scotland Group PLC	7,850,000	255,450,232
Sainsbury (J) PLC	261,100	1,716,872
Smiths Group PLC	9,500,000	159,984,471
Standard Chartered PLC (United Kingdom)	7,000,000	177,053,778
Tesco PLC	60,417,900	405,744,849
Vodafone Group PLC sponsored ADR	7,000,000	151,760,000
William Hill PLC	3,945,027	43,553,790

	Shares	Value
Wolseley PLC	1,000,000	$ 21,295,770
Xstrata PLC	6,000,000	257,454,650
TOTAL UNITED KINGDOM		4,389,570,503
United States of America - 4.1%
3Com Corp. (a)	5,000,000	23,700,000
Allegheny Technologies, Inc.	700,000	44,723,000
Avon Products, Inc.	1,000,000	28,990,000
Corning, Inc.	6,000,000	114,420,000
Flowserve Corp. (a)	2,050,000	106,190,000
Halliburton Co.	4,167,500	139,027,800
Hexcel Corp. (a)	1,850,000	26,584,500
Honeywell International, Inc.	2,250,000	87,075,000
Merck & Co., Inc.	1,500,000	60,405,000
Newmont Mining Corp.	2,700,000	138,321,000
NII Holdings, Inc. (a)	350,000	18,473,000
NTL, Inc.	1,750,000	39,987,500
RTI International Metals, Inc. (a)	900,000	41,472,000
Synthes, Inc.	3,000,000	346,158,534
Titanium Metals Corp.	2,750,000	79,310,000
Transocean, Inc. (a)	1,400,000	108,122,000
TXU Corp.	500,000	32,115,000
UnitedHealth Group, Inc.	1,250,000	59,787,500
Weatherford International Ltd. (a)	1,000,000	46,840,000
Zimmer Holdings, Inc. (a)	1,500,000	94,860,000
TOTAL UNITED STATES OF AMERICA		1,636,561,834
TOTAL COMMON STOCKS (Cost $27,768,043,544)		37,342,607,264
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	198,000	2
Nonconvertible Preferred Stocks - 0.3%
Italy - 0.1%
Banca Intesa Spa (Risp)	11,439,000	61,471,029
United Kingdom - 0.2%
European Capital Ltd. preference shares (g)	4,900,000	62,590,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS		124,061,179
TOTAL PREFERRED STOCKS (Cost $102,451,265)		124,061,181
Government Obligations - 0.4%
		Principal Amount	Value
Japan - 0.4%
Japan Government:
0.2% 3/20/08	JPY	5,860,000,000	$ 50,667,916
0.3% 1/15/08	JPY	11,400,000,000	98,846,402
TOTAL GOVERNMENT OBLIGATIONS (Cost $150,149,571)			149,514,318
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	2,458,065,544	2,458,065,544
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	788,461,073	788,461,073
TOTAL MONEY MARKET FUNDS (Cost $3,246,526,617)		3,246,526,617
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $31,267,170,997)	40,862,709,380
NET OTHER ASSETS - (1.7)%	(672,959,840)
NET ASSETS - 100%	$ 40,189,749,540
Currency Abbreviation
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,200,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,094,652 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
European Capital Ltd. preference shares	8/22/05 - 8/29/05	$ 59,927,350
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apex Silver Mines Ltd.	$ 40,981,000	$ 15,604,065	$ 3,499,055	$ -	$ 44,702,217
Beijing Media Corp. Ltd. (H Shares)	4,450,407	-	4,125,101	-	-
BYD Co. Ltd. (H Shares)	14,060,706	-	2,479,087	-	21,084,761
Clear Media Ltd.	22,908,599	-	-	-	29,888,000
Filtrona PLC	57,309,467	-	16,829,658	889,501	-
Ipsos SA	66,063,034	-	-	605,274	74,092,172
Neopost SA	156,956,234	2,228,229	-	5,391,911	179,675,244
Tecan Group AG	29,756,041	-	-	246,595	44,399,301
Techem AG	-	86,858,636	-	1,023,485	91,969,200
Total	$ 392,485,488	$ 104,690,930	$ 26,932,901	$ 8,156,766	$ 485,810,895
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,029,122
Fidelity Securities Lending Cash Central Fund	23,885,370
Total	$ 68,914,492
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $31,414,917,560. Net unrealized appreciation aggregated $9,447,791,820, of which $10,135,489,586 related to appreciated investment securities and $687,697,766 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2006

1.804872.102

EMF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Argentina - 0.5%
Banco Macro Bansud SA sponsored ADR	146,900	$ 2,967,380
Inversiones y Representaciones SA sponsored GDR (a)(d)	820,600	9,510,754
TOTAL ARGENTINA		12,478,134
Austria - 0.7%
C.A.T. oil AG Bearer	223,100	4,488,384
Raiffeisen International Bank Holding AG	96,500	8,288,290
voestalpine AG	37,500	5,540,186
TOTAL AUSTRIA		18,316,860
Bermuda - 1.5%
Aquarius Platinum Ltd. (Australia)	883,700	14,741,232
Central European Media Enterprises Ltd. Class A (a)	177,500	10,799,100
Credicorp Ltd. (NY Shares)	216,000	6,650,640
Emperor International Holding Ltd.	10,862,000	2,278,614
Katanga Mining Ltd. (a)	515,300	2,504,551
Sinochem Hong Kong Holding Ltd.	10,799,900	4,003,000
TOTAL BERMUDA		40,977,137
Brazil - 11.6%
Banco Bradesco SA (PN)	879,800	29,508,694
Banco Itau Holding Financeira SA (PN) (non-vtg.)	166,600	5,116,726
Banco Nossa Caixa SA	424,700	8,982,161
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	161,200	7,029,932
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	2,124,800	42,283,520
sponsored ADR	266,800	6,189,760
CSU Cardsystem SA sponsored ADR (e)	80,000	1,276,690
Cyrela Brazil Realty SA	720,700	9,808,147
Diagnosticos Da America SA (a)	71,600	1,209,793
Itausa Investimentos Itau SA (PN)	1,218,200	5,040,828
Klabin SA (PN) (non-vtg.)	2,085,400	4,621,438
Localiza Rent a Car SA	404,400	8,273,931
Lojas Renner SA	267,400	15,251,021
NET Servicos de Communicacao SA sponsored ADR (d)	1,549,300	8,676,080
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	1,783,900	36,867,267
(PN) sponsored ADR (non-vtg.)	520,500	43,118,220
sponsored ADR	243,000	22,326,840
Submarino SA	267,200	5,024,589
TAM SA:
(PN) (ltd.-vtg.)	385,400	10,419,090
(PN) sponsored ADR (ltd. vtg.)	108,500	2,924,075
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,481,000	10,281,885

	Shares	Value
GDR	191,400	$ 13,277,418
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	440,400	15,186,207
TOTAL BRAZIL		312,694,312
British Virgin Islands - 0.2%
Equator Exploration Ltd. (a)(d)	1,392,900	4,033,111
Titanium Resources Group Ltd.	1,364,400	1,605,723
TOTAL BRITISH VIRGIN ISLANDS		5,638,834
Canada - 0.9%
Addax Petroleum Corp.	140,600	3,615,642
AUR Resources, Inc.	233,400	4,052,943
Falcon Oil & Gas Ltd. (a)	3,072,900	9,938,860
First Quantum Minerals Ltd.	45,500	2,073,555
SXR Uranium One, Inc. (a)	564,460	4,208,629
TOTAL CANADA		23,889,629
Cayman Islands - 1.4%
Agile Property Holdings Ltd.	9,750,000	5,734,482
Foxconn International Holdings Ltd. (a)	5,388,800	12,525,158
Lee & Man Paper Manufacturing Ltd.	3,432,000	5,247,315
Primeline Energy Holdings, Inc. (a)(f)	767,500	1,190,317
Primeline Energy Holdings, Inc. warrants 4/4/08 (a)(f)	383,750	242,036
Samson Holding Ltd.	6,117,000	2,676,645
SinoCom Software Group Ltd.	17,102,000	4,996,273
Xinao Gas Holdings Ltd.	6,440,500	6,133,731
TOTAL CAYMAN ISLANDS		38,745,957
China - 2.1%
Bank of China Ltd. (H Shares)	3,468,700	1,531,208
Beijing Capital International Airport Co. Ltd. (H Shares)	7,305,200	4,550,414
China Gas Holdings Ltd. (a)	13,903,100	2,236,635
China Petroleum & Chemical Corp. (H Shares)	37,937,200	21,821,470
China Shenhua Energy Co. Ltd. (H Shares)	7,618,600	13,707,420
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	232,800	2,365,248
First Tractor Co. Ltd. (H Shares) (a)	8,104,800	1,908,828
Li Ning Co. Ltd.	3,188,000	3,171,547
Xiamen International Port Co. Ltd. (H Shares)	6,624,400	1,338,504
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	3,730,971
TOTAL CHINA		56,362,245
Cyprus - 0.1%
XXI Century Investments Public Ltd.	216,700	2,266,916
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	626,400	22,878,193
Egypt - 1.5%
Commercial International Bank Ltd. sponsored GDR	480,900	5,241,810
Common Stocks - continued
	Shares	Value
Egypt - continued
Eastern Tobacco Co.	143,100	$ 7,176,116
Misr International Bank SAE GDR (a)	71,041	182,187
Orascom Construction Industries SAE:
GDR	123,340	9,620,520
GDR (e)	17,092	1,333,176
Orascom Hotels & Development (OHD)	796,415	4,566,395
Orascom Telecom SAE GDR	239,958	11,469,992
TOTAL EGYPT		39,590,196
Hong Kong - 2.7%
Chaoda Modern Agriculture (Holdings) Ltd.	21,888,100	11,831,253
China Mobile (Hong Kong) Ltd.	5,222,800	33,770,627
CNOOC Ltd.	24,521,600	21,054,252
Kerry Properties Ltd.	1,644,300	5,417,444
TOTAL HONG KONG		72,073,576
Hungary - 1.6%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	266,072	29,501,188
Richter Gedeon Ltd.	59,300	12,538,351
TOTAL HUNGARY		42,039,539
India - 3.5%
Apollo Hospitals Enterprise Ltd.	206,342	1,775,651
Bharat Forge Ltd.	622,862	4,030,520
Bharti Airtel Ltd. (a)	1,494,776	13,668,039
Crompton Greaves Ltd.	263,954	5,671,321
Federal Bank Ltd.	113,158	425,985
Federal Bank Ltd.:
GDR	249,942	939,648
GDR (e)	337,300	1,268,067
Gujarat Ambuja Cement Ltd.	2,585,865	5,811,245
HCL Technologies Ltd.	384,900	4,303,016
Indian Overseas Bank	1,528,800	2,988,886
ITC Ltd.	1,500	5,400
Jaiprakash Associates Ltd.	667,479	5,286,003
Larsen & Toubro Ltd.	255,707	12,150,482
Nagarjuna Construction Co. Ltd.	672,630	3,713,930
Rolta India Ltd.	506,544	1,784,887
Rolta India Ltd. sponsored GDR (e)	242,105	1,077,367
Satyam Computer Services Ltd.	427,998	6,943,232
Sintex Industries Ltd.	710,885	2,087,556
State Bank of India	405,792	8,284,614
Suzlon Energy Ltd.	134,626	3,137,075
UTI Bank Ltd.	555,600	3,556,437
Wipro Ltd.	606,400	6,400,454
TOTAL INDIA		95,309,815
Indonesia - 1.9%
PT Aneka Tambang Tbk	19,795,400	11,349,115
PT Bakrie & Brothers Tbk (a)	348,233,500	6,527,003

	Shares	Value
PT Bank Rakyat Indonesia Tbk	14,724,000	$ 6,939,949
PT Medco Energi International Tbk	19,903,500	8,338,874
PT Perusahaan Gas Negara Tbk Series B	13,343,300	17,359,596
TOTAL INDONESIA		50,514,537
Israel - 2.1%
Bank Hapoalim BM (Reg.)	3,081,645	13,780,398
Israel Chemicals Ltd.	2,661,400	12,598,020
Ituran Location & Control Ltd.	238,300	3,438,669
Orckit Communications Ltd. (a)	482,200	3,712,940
Ormat Industries Ltd.	367,200	3,786,541
Orpak Systems Ltd.	832,800	2,372,461
RADWARE Ltd. (a)	401,300	4,819,613
Teva Pharmaceutical Industries Ltd. sponsored ADR	345,700	11,435,756
TOTAL ISRAEL		55,944,398
Kazakhstan - 0.1%
Kazkommertsbank JSC sponsored GDR (a)	8,800	1,607,417
Korea (South) - 19.2%
Daegu Bank Co. Ltd.	887,510	16,028,423
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	279,850	8,819,018
Hanjin Heavy Industries & Construction Co. Ltd.	329,950	9,326,965
Hynix Semiconductor, Inc. (a)	332,400	11,310,266
Hyundai Department Store Co. Ltd.	204,320	14,845,635
Hyundai Engineering & Construction Co. Ltd. (a)	220,120	10,923,612
Hyundai Mipo Dockyard Co. Ltd.	185,320	17,423,165
Hyundai Motor Co.	433,390	33,168,413
Industrial Bank of Korea	578,350	10,354,170
Kookmin Bank	615,450	53,738,712
Korea Zinc Co. Ltd.	124,260	11,019,026
Korean Air Lines Co. Ltd.	157,580	5,238,094
Kyeryong Construction Industrial Co. Ltd.	312,740	10,543,086
LG Engineering & Construction Co. Ltd.	217,290	14,559,556
Macquarie Korea Infrastructure Fund:
GDR (e)	567,100	3,810,912
GDR	866,800	5,824,896
MegaStudy Co. Ltd.	96,569	9,190,308
NHN Corp. (a)	158,406	17,612,645
POSCO	128,080	31,243,931
Samsung Electronics Co. Ltd.	204,875	130,413,024
Samsung Heavy Industries Ltd.	743,480	18,292,185
Shinhan Financial Group Co. Ltd.	594,360	29,246,632
SK Corp.	328,190	22,986,873
Taewoong Co. Ltd.	200,258	4,623,032
Woong Jin.Com Co. Ltd.	96,500	1,768,047
Woongjin Coway Co. Ltd.	460,190	10,310,492
Woori Finance Holdings Co. Ltd.	273,080	5,575,104
TOTAL KOREA (SOUTH)		518,196,222
Common Stocks - continued
	Shares	Value
Lebanon - 0.2%
Solidere GDR (a)	333,800	$ 5,541,080
Luxembourg - 1.7%
Evraz Group SA:
GDR (e)	66,100	1,586,400
GDR	497,300	11,935,200
Orco Property Group	80,500	8,843,094
Tenaris SA sponsored ADR (d)	594,700	23,145,724
TOTAL LUXEMBOURG		45,510,418
Malaysia - 0.6%
Genting BHD	849,600	5,807,245
Lion Diversified Holdings BHD	3,169,000	3,639,043
Steppe Cement Ltd. (a)	983,900	3,519,721
UMW Holdings BHD	1,330,000	2,709,091
TOTAL MALAYSIA		15,675,100
Mexico - 6.7%
America Movil SA de CV Series L sponsored ADR	1,887,600	67,538,328
Cemex SA de CV sponsored ADR	1,421,618	40,260,222
Corporacion Geo SA de CV Series B (a)	1,117,700	4,418,387
Gruma SA de CV Series B	1,720,100	5,177,091
Grupo Mexico SA de CV Series B	6,407,140	20,721,934
Urbi, Desarrollos Urbanos, SA de CV (a)	5,190,900	13,473,324
Wal-Mart de Mexico SA de CV Series V	9,060,574	28,047,192
TOTAL MEXICO		179,636,478
Oman - 0.1%
BankMuscat SAOG sponsored GDR (e)	369,325	3,556,600
Panama - 0.1%
Copa Holdings SA Class A	165,300	3,768,840
Philippines - 0.5%
Philippine Long Distance Telephone Co.	361,520	14,538,055
Poland - 0.2%
Globe Trade Centre SA (a)	46,900	4,420,730
Romania - 0.1%
Banca Transilvania SA (a)	8,505,693	3,310,562
Russia - 11.9%
Cherkizovo Group OJSC GDR (a)(e)	256,400	3,174,232
Concern Kalina OJSC	5,162	184,905
JSC MMC 'Norilsk Nickel' sponsored ADR	294,700	40,668,600
Lukoil Oil Co. sponsored ADR	809,240	70,808,500
Novatek JSC:
GDR	100,200	4,689,360
GDR (e)	268,500	12,565,800
Novolipetsk Iron & Steel Corp. sponsored GDR	285,000	6,250,050
OAO Gazprom sponsored ADR	1,907,706	79,656,264
Polyus Gold OJSC sponsored ADR (a)	58,158	2,640,373
RBC Information Systems Jsc (a)	570,500	4,678,100

	Shares	Value
Sberbank (Savings Bank of the Russian Federation)	700	$ 1,285,320
Sberbank (Savings Bank of the Russian Federation) GDR	114,400	24,344,542
Seventh Continent (a)	126,100	2,774,200
Sistema JSFC sponsored:
GDR (e)	561,500	12,381,075
GDR	54,300	1,197,315
Surgutneftegaz JSC sponsored ADR	337,500	35,437,500
Vimpel Communications sponsored ADR (a)(d)	300,000	14,460,000
VSMPO-Avisma Corp.	17,100	3,727,800
TOTAL RUSSIA		320,923,936
Singapore - 0.2%
Keppel Corp. Ltd.	349,600	3,387,833
Raffles Education Corp. Ltd.	1,549,400	2,355,233
TOTAL SINGAPORE		5,743,066
South Africa - 9.2%
Absa Group Ltd.	688,118	10,154,282
African Bank Investments Ltd.	3,410,326	12,149,231
Aspen Pharmacare Holdings Ltd.	2,368,800	12,022,323
Aveng Ltd.	2,866,029	8,910,704
Bidvest Group Ltd.	739,600	10,640,386
Ellerine Holdings Ltd.	801,391	7,613,180
FirstRand Ltd.	7,880,856	19,590,406
Gold Fields Ltd.	1,141,800	23,806,530
Impala Platinum Holdings Ltd.	152,166	28,035,305
Lewis Group Ltd.	1,252,973	8,747,041
MTN Group Ltd.	3,854,500	29,460,511
Naspers Ltd. Class N sponsored ADR	812,618	14,310,203
Sasol Ltd.	1,130,675	40,678,846
Steinhoff International Holdings Ltd.	3,289,600	10,085,569
Truworths International Ltd.	3,362,700	10,890,513
TOTAL SOUTH AFRICA		247,095,030
Taiwan - 6.8%
Advanced Semiconductor Engineering, Inc.	18,765,000	16,446,451
Chipbond Technology Corp.	6,642,035	7,322,344
Delta Electronics, Inc.	6,752,550	18,208,336
Foxconn Technology Co. Ltd.	1,750,000	12,638,948
High Tech Computer Corp.	625,200	13,899,273
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,969,187	41,288,166
MediaTek, Inc.	300,600	2,740,155
Motech Industries, Inc.	245,599	5,362,587
Phoenix Precision Technology Corp.	6,105,752	7,999,046
Powertech Technology, Inc.	1,030,400	2,712,407
Siliconware Precision Industries Co. Ltd.	12,426,000	14,799,182
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	20,905,705	$ 34,985,422
TSRC Corp.	7,627,530	4,670,249
TOTAL TAIWAN		183,072,566
Thailand - 1.7%
Bangchak Petroleum PCL warrants 5/14/11 (a)	336,940	37,556
Bumrungrad Hospital PCL (For. Reg.)	1,465,000	1,373,679
Charoen Pokphand Foods PCL (For. Reg.)	36,616,200	5,174,239
Minor International PCL (For. Reg.)	31,569,794	8,421,947
PTT PCL (For. Reg.)	2,123,600	13,237,443
Robinson Department Store PCL (For. Reg.) (a)	6,659,900	2,022,949
Siam Commercial Bank PCL (For. Reg.)	10,746,500	16,321,282
TOTAL THAILAND		46,589,095
Turkey - 2.7%
Acibadem Saglik Hizmetleri AS	753,800	7,600,414
Akbank T. A. S.	2,237,237	10,755,947
Aygaz AS	1,028,940	2,363,484
Bank Asya	586,000	1,353,873
Denizbank AS (a)	419,400	4,032,692
Dogan Yayin Holding AS (a)	2,060,739	6,962,700
Dogus Otomotiv Servis ve Ticaret AS	861,700	3,337,246
Enka Insaat ve Sanayi AS	1,794,313	13,898,258
Finansbank AS	2,789,398	10,802,957
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770	0
Turk Traktor ve Ziraat Makinalari AS	343,642	2,868,273
Turkiye Garanti Bankasi AS	3,285,500	9,433,527
TOTAL TURKEY		73,409,371
Ukraine - 0.2%
Stirol sponsored ADR (a)	191,500	2,910,889
Ukrnafta Open JSC sponsored ADR	10,000	3,589,353
TOTAL UKRAINE		6,500,242
United Kingdom - 1.2%
Aricom PLC (a)	2,043,200	1,870,232
Imperial Energy PLC (a)	284,700	4,520,588
Kazakhmys PLC	321,700	7,517,906
Sibir Energy PLC (a)	926,691	7,950,100
Vedanta Resources PLC	341,400	8,418,330
Victoria Oil & Gas PLC (a)	1,332,800	2,016,687
TOTAL UNITED KINGDOM		32,293,843
United States of America - 1.7%
CTC Media, Inc. (f)	372,960	6,354,120
CTC Media, Inc.	376,700	7,130,931
Freeport-McMoRan Copper & Gold, Inc. Class B	73,100	3,988,336

	Shares	Value
NII Holdings, Inc. (a)	167,600	$ 8,845,928
Shin Kong Financial Holding Co. warrants (Merrill Lynch Warrant Program) 5/10/07 (a)(e)	18,941,000	19,695,562
TOTAL UNITED STATES OF AMERICA		46,014,877
TOTAL COMMON STOCKS (Cost $2,231,944,382)		2,647,123,806
Nonconvertible Preferred Stocks - 0.2%

Korea (South) - 0.2%
Samsung Electronics Co. Ltd. (Cost $5,020,749)	14,270	6,790,258
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 5.3% (b)	31,899,677	31,899,677
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	14,133,175	14,133,175
TOTAL MONEY MARKET FUNDS (Cost $46,032,852)		46,032,852
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,282,997,983)	2,699,946,916
NET OTHER ASSETS - (0.2)%	(6,405,914)
NET ASSETS - 100%	$ 2,693,541,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $61,725,881 or 2.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,786,473 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 1,400,073
Primeline Energy Holdings, Inc.	3/23/06	$ 745,745
Primeline Energy Holdings, Inc. warrants 4/4/08	3/23/06	$ 242,367
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,010,353
Fidelity Securities Lending Cash Central Fund	487,148
Total	$ 2,497,501
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,284,119,937. Net unrealized appreciation aggregated $415,826,979, of which $548,370,374 related to appreciated investment securities and $132,543,395 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2006

1.804821.102

ECA-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.4%
	Shares	Value
Argentina - 1.1%
Cresud S.A.C.I.F.y A. sponsored ADR (d)	551,200	$ 8,510,528
Austria - 2.8%
Flughafen Wien AG	285,177	21,783,396
Bermuda - 1.1%
SeaDrill Ltd. (a)(d)	647,100	8,437,418
Canada - 3.1%
European Goldfields Ltd. (a)	3,508,000	10,385,118
First Quantum Minerals Ltd.	85,100	3,878,232
MagIndustries Corp. (a)	1,518,880	1,812,025
New Flyer Industries, Inc. / New Flyer Canada	1,028,900	8,183,192
TOTAL CANADA		24,258,567
France - 13.3%
Compagnie Generale de Geophysique SA (a)(d)	49,200	8,503,012
Eutelsat Communications	1,015,064	15,688,763
Icade SA	555,166	25,663,823
Pernod Ricard SA	79,684	16,590,850
Renault SA	208,700	22,806,171
Technip SA	282,900	15,191,672
TOTAL FRANCE		104,444,291
Germany - 14.5%
Bayer AG	362,700	17,855,721
E.ON AG	197,900	23,848,929
Infineon Technologies AG (a)	1,867,900	20,098,605
Lanxess AG (a)	539,800	20,209,641
Premiere AG (a)(d)	1,531,100	18,970,781
SAP AG	70,000	12,776,400
TOTAL GERMANY		113,760,077
Hong Kong - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	4,788,000	2,588,075
Luxembourg - 3.3%
SES Global unit	1,907,600	25,828,732
Netherlands - 9.5%
EADS NV	280,100	8,068,068
ING Groep NV (Certificaten Van Aandelen)	462,698	18,739,271
Nutreco Holding NV	279,800	17,398,355
Reed Elsevier NV	1,429,500	21,236,052
Tele Atlas NV (a)(d)	541,978	8,875,230
TOTAL NETHERLANDS		74,316,976

	Shares	Value
Norway - 5.1%
Fred Olsen Energy ASA (a)(d)	253,600	$ 11,660,812
Petrojarl ASA (d)	206,750	1,316,815
Petroleum Geo-Services ASA (a)	206,750	11,186,207
TANDBERG ASA	196,900	1,839,529
TGS Nopec Geophysical Co. ASA (a)	785,400	13,909,468
TOTAL NORWAY		39,912,831
Philippines - 0.8%
DMCI Holdings, Inc.	11,148,000	942,085
Semirara Mining Corp.	10,116,000	5,306,110
TOTAL PHILIPPINES		6,248,195
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	766,900	16,357,973
Sweden - 2.6%
Assa Abloy AB (B Shares)	1,147,200	18,861,876
Micronic Laser Systems AB (a)(d)	172,570	1,729,938
TOTAL SWEDEN		20,591,814
Switzerland - 10.3%
Actelion Ltd. (Reg.) (a)	131,610	16,586,935
Credit Suisse Group (Reg.)	211,758	11,837,273
Novartis AG sponsored ADR	345,000	19,395,900
Roche Holding AG (participation certificate)	67,642	12,037,214
Swissfirst AG	18,932	1,615,293
Syngenta AG (Switzerland)	134,580	19,345,875
TOTAL SWITZERLAND		80,818,490
United Kingdom - 11.8%
Amlin PLC	343,149	1,596,139
Benfield Group PLC	3,867,057	26,042,000
Chaucer Holdings PLC	7,397,871	9,120,931
GlaxoSmithKline PLC	649,000	17,954,584
NETeller PLC (a)	902,433	6,406,002
Peter Hambro Mining PLC (a)	332,369	8,077,674
Standard Chartered PLC (United Kingdom)	4,022	101,730
Tesco PLC	3,467,000	23,283,123
TOTAL UNITED KINGDOM		92,582,183
United States of America - 4.7%
NTL, Inc.	836,900	19,123,165
Synthes, Inc.	158,000	18,231,016
TOTAL UNITED STATES OF AMERICA		37,354,181
TOTAL COMMON STOCKS (Cost $648,061,807)		677,793,727
Nonconvertible Preferred Stocks - 2.9%

Italy - 2.9%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $19,686,371)	989,611	22,752,169
Money Market Funds - 11.3%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	57,706,167	$ 57,706,167
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	31,399,006	31,399,006
TOTAL MONEY MARKET FUNDS (Cost $89,105,173)		89,105,173
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $756,853,351)	789,651,069
NET OTHER ASSETS - (0.6)%	(4,798,839)
NET ASSETS - 100%	$ 784,852,230
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,719,111
Fidelity Securities Lending Cash Central Fund	709,406
Total	$ 2,428,517
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $757,352,112. Net unrealized appreciation aggregated $32,298,957, of which $67,383,406 related to appreciated investment securities and $35,084,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2006

1.804873.102

EUR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	354,500	$ 20,449,377
Belgium - 0.6%
KBC Groupe SA	200,800	21,878,757
Denmark - 1.2%
Danske Bank AS	1,125,000	43,138,866
Finland - 2.3%
Metso Corp.	1,014,300	36,575,242
Nokia Corp.	2,185,850	43,389,136
TOTAL FINLAND		79,964,378
France - 7.7%
AXA SA	1,200,400	41,281,761
Carrefour SA	302,400	18,853,870
Essilor International SA	110,100	11,011,817
L'Oreal SA	237,100	23,759,342
Louis Vuitton Moet Hennessy (LVMH)	335,700	33,725,623
Sanofi-Aventis	525,548	49,811,437
Societe Generale Series A	140,400	20,946,905
Total SA Series B	1,065,500	72,699,060
TOTAL FRANCE		272,089,815
Germany - 9.6%
Allianz AG (Reg.)	193,500	30,437,551
Bayer AG	521,200	25,658,677
Bayerische Motoren Werke AG (BMW)	963,900	49,754,314
E.ON AG	175,900	21,197,709
Fraport AG Frankfurt Airport Services Worldwide (c)	706,476	51,437,776
Hypo Real Estate Holding AG	291,800	16,228,696
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	131,400	18,098,596
SAP AG	334,200	60,998,185
Siemens AG (Reg.)	201,900	16,299,387
Wincor Nixdorf AG	380,200	50,157,774
TOTAL GERMANY		340,268,665
Greece - 0.4%
Alpha Bank AE	506,200	12,970,687
Ireland - 0.6%
Allied Irish Banks PLC	911,400	21,891,832
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	895,800	29,633,064
Italy - 6.4%
Banca Popolare di Milano	3,897,280	48,915,701
ENI Spa	1,179,000	36,183,503
Pirelli & C. Real Estate Spa	154,000	8,645,488
Tod's Spa	283,800	22,124,103
Unicredito Italiano Spa	14,634,100	112,624,527
TOTAL ITALY		228,493,322

	Shares	Value
Netherlands - 6.6%
ING Groep NV (Certificaten Van Aandelen)	1,118,600	$ 45,303,304
Koninklijke Numico NV	893,700	42,877,282
Koninklijke Philips Electronics NV	1,872,500	61,661,437
Randstad Holdings NV	502,800	27,559,015
Rodamco Europe NV	384,352	40,699,923
Royal DSM NV	363,800	14,219,818
TOTAL NETHERLANDS		232,320,779
Norway - 3.3%
Aker Kvaerner ASA	446,020	44,930,281
DnB NOR ASA	4,122,200	52,241,636
Norsk Hydro ASA	348,620	10,075,118
Statoil ASA	334,300	9,912,709
TOTAL NORWAY		117,159,744
South Africa - 2.2%
FirstRand Ltd.	12,681,448	31,523,823
MTN Group Ltd.	6,047,148	46,219,242
TOTAL SOUTH AFRICA		77,743,065
Spain - 7.3%
Antena 3 Television SA (c)	787,820	17,137,661
Banco Bilbao Vizcaya Argentaria SA	6,895,100	147,072,448
Banco Santander Central Hispano SA	3,691,600	55,925,418
Inditex SA	869,800	37,786,437
TOTAL SPAIN		257,921,964
Sweden - 4.4%
Elekta AB (B Shares)	1,005,400	16,390,951
Hennes & Mauritz AB (H&M) (B Shares)	1,171,450	43,478,539
Hexagon AB (B Shares) (c)	1,202,025	40,193,696
Telefonaktiebolaget LM Ericsson (B Shares)	18,192,000	57,268,415
TOTAL SWEDEN		157,331,601
Switzerland - 15.9%
ABB Ltd. (Reg.)	3,390,808	43,809,245
Baloise Holdings AG (Reg.)	117,124	9,326,902
Compagnie Financiere Richemont unit	905,824	40,850,958
Credit Suisse Group (Reg.)	742,032	41,479,592
Novartis AG (Reg.)	2,016,379	113,360,823
Roche Holding AG (participation certificate)	928,371	165,208,023
Schindler Holding AG (participation certificate)	396,066	21,241,097
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	44,880	41,428,253
Syngenta AG (Switzerland)	320,451	46,064,832
UBS AG (Reg.)	766,251	41,684,054
TOTAL SWITZERLAND		564,453,779
Turkey - 0.3%
Turkiye Garanti Bankasi AS	3,812,478	10,946,618
Common Stocks - continued
	Shares	Value
United Kingdom - 23.4%
Anglo American PLC (United Kingdom)	248,600	$ 10,379,278
AstraZeneca PLC (United Kingdom)	745,400	45,491,759
BG Group PLC	6,609,874	88,902,540
BP PLC	9,554,700	115,484,561
British American Tobacco PLC	836,400	22,503,343
Carnival PLC	974,600	38,525,931
Diageo PLC	1,962,200	34,495,465
GlaxoSmithKline PLC	3,421,700	94,661,325
HSBC Holdings PLC (United Kingdom) (Reg.)	6,462,000	117,556,735
Man Group PLC	481,900	22,091,234
Rio Tinto PLC (Reg.)	169,700	8,862,158
Rolls-Royce Group PLC	3,637,400	29,948,279
Royal Bank of Scotland Group PLC	1,123,100	36,547,281
SABMiller PLC	499,000	10,020,687
Standard Chartered PLC (United Kingdom)	1,068,501	27,026,020
Tesco PLC	15,095,073	101,373,072
Vedanta Resources PLC	313,300	7,725,433
Yell Group PLC	2,047,100	19,464,593
TOTAL UNITED KINGDOM		831,059,694
United States of America - 1.2%
Synthes, Inc.	353,061	40,738,359
TOTAL COMMON STOCKS (Cost $3,030,576,952)		3,360,454,366
Nonconvertible Preferred Stocks - 2.4%

Germany - 1.5%
Porsche AG (non-vtg.)	55,134	54,016,293

	Shares	Value
Italy - 0.9%
Banca Intesa Spa (Risp)	6,145,297	$ 33,023,667
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $61,757,705)		87,039,960
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 5.3% (a)	167,669,678	167,669,678
Fidelity Securities Lending Cash Central Fund, 5.32% (a)(b)	33,736,734	33,736,734
TOTAL MONEY MARKET FUNDS (Cost $201,406,412)		201,406,412
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,293,741,069)	3,648,900,738
NET OTHER ASSETS - (2.9)%	(103,623,008)
NET ASSETS - 100%	$ 3,545,277,730
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,946,955
Fidelity Securities Lending Cash Central Fund	2,920,362
Total	$ 6,867,317
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,298,560,252. Net unrealized appreciation aggregated $350,340,486, of which $409,490,386 related to appreciated investment securities and $59,149,900 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2006

1.804837.102

GBL-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.0%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F.y A. sponsored ADR	31,900	$ 492,536
Australia - 1.7%
AMP Ltd.	44,000	303,772
Australian Gas Light Co.	14,100	205,494
Australian Stock Exchange Ltd.	9,900	248,210
BHP Billiton Ltd.	28,734	606,287
Coles Myer Ltd.	38,900	338,907
Downer EDI Ltd.	28,463	163,355
Fosters Group Ltd.	53,100	218,901
HFA Holdings Ltd.	144,900	190,971
National Australia Bank Ltd.	18,900	517,180
Oxiana Ltd.	108,824	254,328
QBE Insurance Group Ltd.	12,700	214,577
Sonic Healthcare Ltd.	19,000	183,877
Vision Group Holdings Ltd.	45,716	143,973
Woodside Petroleum Ltd.	4,200	137,709
WorleyParsons Ltd.	15,700	241,204
TOTAL AUSTRALIA		3,968,745
Austria - 0.5%
Flughafen Wien AG	16,500	1,260,361
Bermuda - 0.9%
Allied World Assurance Holdings Ltd.	5,200	181,480
Endurance Specialty Holdings Ltd.	12,000	364,320
Lazard Ltd. Class A	16,400	640,420
Marvell Technology Group Ltd. (a)	16,200	300,510
Pacific Basin Shipping Ltd.	209,000	107,592
SeaDrill Ltd. (a)	37,500	488,956
TOTAL BERMUDA		2,083,278
Canada - 0.8%
Bombardier, Inc. Class B (sub. vtg.)	64,300	170,467
European Goldfields Ltd. (a)	212,600	629,383
First Quantum Minerals Ltd.	5,000	227,863
MagIndustries Corp. (a)	145,120	173,128
New Flyer Industries, Inc. / New Flyer Canada	59,600	474,019
Ultra Petroleum Corp. (a)	4,900	286,944
TOTAL CANADA		1,961,804
Cayman Islands - 0.5%
Ctrip.com International Ltd. sponsored ADR	2,100	106,292
Foxconn International Holdings Ltd. (a)	59,000	137,133
GlobalSantaFe Corp.	3,900	214,227
Herbalife Ltd. (a)	9,700	346,484
Noble Corp.	4,900	351,575
TOTAL CAYMAN ISLANDS		1,155,711

	Shares	Value
China - 0.5%
China Life Insurance Co. Ltd. (H Shares)	54,000	$ 91,041
Focus Media Holding Ltd. ADR	17,700	1,108,197
TOTAL CHINA		1,199,238
Finland - 0.2%
Nokia Corp. sponsored ADR	19,100	379,135
France - 2.6%
Compagnie Generale de Geophysique SA (a)	2,800	483,911
Eutelsat Communications	61,600	952,086
Icade SA	32,200	1,488,519
Pernod Ricard SA	4,565	950,470
Renault SA	12,700	1,387,822
Technip SA	17,100	918,266
TOTAL FRANCE		6,181,074
Germany - 2.8%
Bayer AG	21,000	1,033,830
E.ON AG	11,500	1,385,865
Infineon Technologies AG (a)	108,200	1,164,232
Lanxess AG (a)	31,300	1,171,845
Premiere AG (a)(f)	88,700	1,099,019
SAP AG sponsored ADR	16,000	730,080
TOTAL GERMANY		6,584,871
Hong Kong - 0.7%
Bank of East Asia Ltd.	42,800	176,816
Chaoda Modern Agriculture (Holdings) Ltd.	528,000	285,402
Cheung Kong Holdings Ltd.	26,000	281,747
China Mobile (Hong Kong) Ltd.	19,500	126,087
CNOOC Ltd.	148,000	127,073
Esprit Holdings Ltd.	28,000	212,970
Hong Kong & China Gas Co. Ltd.	125,000	282,815
Prosperity (REIT)	468	100
Wing Hang Bank Ltd.	18,000	165,056
TOTAL HONG KONG		1,658,066
India - 0.0%
Larsen & Toubro Ltd.	1,821	86,529
Japan - 6.8%
Aeon Co. Ltd.	9,700	226,319
Aeon Fantasy Co. Ltd.	1,800	67,039
Alpen Co. Ltd.	2,100	66,123
Anritsu Corp. (f)	13,000	68,373
Asics Corp.	16,000	158,116
Canon, Inc.	4,500	216,240
Create SD Co. Ltd.	800	12,246
Daiichi Sankyo Co. Ltd.	3,000	82,425
Dainippon Ink & Chemicals, Inc.	43,000	149,272
Daiwa House Industry Co. Ltd.	5,000	81,465
Diamond Lease Co. Ltd.	10,500	490,885
eAccess Ltd. (f)	267	166,045
Common Stocks - continued
	Shares	Value
Japan - continued
East Japan Railway Co.	40	$ 297,601
Fanuc Ltd.	2,400	200,122
First Juken Co. Ltd.	4,700	42,757
Fujitsu Ltd.	30,000	232,621
Heiwado Co. Ltd.	5,000	88,748
Iino Kaiun Kaisha Ltd.	30,200	230,748
Itochushokuhin Co. Ltd.	8,700	320,227
Japan Retail Fund Investment Corp.	9	69,315
Japan Tobacco, Inc.	41	156,991
JSR Corp.	11,900	280,244
Kansai Urban Banking Corp.	20,000	78,849
Kawasaki Kisen Kaisha Ltd. (f)	49,000	284,213
Kuraray Co. Ltd.	16,000	176,398
Kurita Water Industries Ltd.	3,100	57,863
Land Business Co. Ltd.	16	40,331
Mandom Corp.	6,800	167,257
Matsushita Electric Industrial Co. Ltd.	17,000	352,580
Misawa Homes Holdings, Inc. (a)	4,300	123,393
Mitsui & Co. Ltd.	34,000	518,081
Mizuho Financial Group, Inc.	160	1,343,916
Murata Manufacturing Co. Ltd.	3,200	211,566
Nafco Co. Ltd.	5,600	163,628
Nikko Cordial Corp.	24,000	286,158
Nintendo Co. Ltd.	1,300	242,765
Nippon Oil Corp.	70,000	548,277
Nippon Steel Corp.	150,000	583,515
Nissan Motor Co. Ltd.	36,600	394,365
Nomura Holdings, Inc.	23,000	409,860
NTT DoCoMo, Inc.	345	501,630
Omron Corp.	10,100	254,152
Organo Corp.	19,000	159,590
Rakuten, Inc.	724	344,160
Sasakura Engineering Co. Ltd.	7,000	81,204
Sega Sammy Holdings, Inc.	2,500	82,861
Shinagawa Refractories Co. Ltd.	15,000	53,772
Sho-Bond Corp.	10,300	74,836
Shoei Co.	4,290	123,854
Sompo Japan Insurance, Inc.	7,000	94,575
Sony Corp.	1,700	78,183
Stanley Electric Co. Ltd.	8,900	189,023
Sumitomo Corp.	23,000	325,792
Sumitomo Electric Industries Ltd.	21,900	287,097
Sumitomo Metal Industries Ltd.	60,000	239,686
Sumitomo Mitsui Financial Group, Inc.	62	659,747
Sumitomo Trust & Banking Co. Ltd.	14,000	148,609
T&D Holdings, Inc.	2,700	214,540
Takeda Pharamaceutical Co. Ltd.	9,600	619,625
Toc Co. Ltd.	34,000	175,264
Toenec Corp.	45,000	188,007
Tokyo Tomin Bank Ltd.	2,400	105,922
Tokyu Land Corp.	28,000	214,671

	Shares	Value
TonenGeneral Sekiyu KK	8,000	$ 79,965
Toppan Forms Co. Ltd.	7,200	91,248
Torishima Pump Manufacturing Co. Ltd.	13,000	103,410
Toyota Motor Corp.	8,600	452,446
UNY Co. Ltd.	19,000	272,944
Valor Co. Ltd.	9,500	168,622
Yachiyo Industry Co. Ltd.	2,800	65,451
TOTAL JAPAN		16,137,823
Korea (South) - 0.1%
KT&G Corp.	2,490	150,159
Samsung Engineering Co. Ltd.	2,440	112,784
Taewoong Co. Ltd.	4,224	97,513
TOTAL KOREA (SOUTH)		360,456
Luxembourg - 0.7%
SES Global unit	116,100	1,571,984
Malaysia - 0.1%
United Plantations BHD	77,500	166,336
Mexico - 0.3%
America Movil SA de CV Series L sponsored ADR	22,100	790,738
Netherlands - 1.8%
EADS NV	16,200	466,629
ING Groep NV (Certificaten Van Aandelen)	26,800	1,085,400
Nutreco Holding NV	17,000	1,057,084
Reed Elsevier NV	82,800	1,230,042
Tele Atlas NV (a)(f)	31,400	514,195
TOTAL NETHERLANDS		4,353,350
Norway - 1.1%
Fred Olsen Energy ASA (a)	14,900	685,119
Petrojarl ASA	12,900	82,162
Petroleum Geo-Services ASA (a)	11,950	646,555
TANDBERG ASA	66,900	625,010
TGS Nopec Geophysical Co. ASA (a)	33,600	595,057
TOTAL NORWAY		2,633,903
Papua New Guinea - 0.1%
Oil Search Ltd.	49,600	156,585
Philippines - 0.2%
DMCI Holdings, Inc.	2,610,000	220,563
Semirara Mining Corp.	585,900	307,320
TOTAL PHILIPPINES		527,883
Singapore - 0.3%
CapitaCommercial Trust (REIT)	136,000	162,802
CapitaLand Ltd.	86,000	223,327
DBS Group Holdings Ltd.	16,000	183,425
Keppel Land Ltd.	93,000	230,902
TOTAL SINGAPORE		800,456
Common Stocks - continued
	Shares	Value
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	44,400	$ 947,052
Sweden - 0.5%
Assa Abloy AB (B Shares)	69,600	1,144,340
Micronic Laser Systems AB (a)(f)	10,600	106,260
TOTAL SWEDEN		1,250,600
Switzerland - 2.6%
Actelion Ltd. (Reg.) (a)	7,991	1,007,113
Credit Suisse Group sponsored ADR	18,800	1,050,920
Nestle SA sponsored ADR	6,100	497,760
Novartis AG sponsored ADR	20,900	1,174,998
Roche Holding AG (participation certificate)	6,518	1,159,909
Swissfirst AG	2,611	222,773
Syngenta AG (Switzerland)	8,174	1,175,013
TOTAL SWITZERLAND		6,288,486
Taiwan - 0.0%
Motech Industries, Inc.	3,000	65,504
United Kingdom - 2.6%
Amlin PLC	20,700	96,285
Benfield Group PLC	223,943	1,508,104
Chaucer Holdings PLC	661,400	815,449
GlaxoSmithKline PLC	37,600	1,040,204
NETeller PLC (a)	60,800	431,594
Peter Hambro Mining PLC (a)	19,250	467,839
Standard Chartered PLC (United Kingdom)	17,200	435,046
Tesco PLC	210,300	1,412,299
TOTAL UNITED KINGDOM		6,206,820
United States of America - 28.0%
AES Corp. (a)	40,600	806,315
AirTran Holdings, Inc. (a)	28,600	358,644
Allergan, Inc.	14,400	1,553,040
Allied Waste Industries, Inc.	33,800	343,408
Altria Group, Inc.	13,700	1,095,589
American Express Co.	8,500	442,510
American International Group, Inc.	23,187	1,406,755
American Tower Corp. Class A (a)	6,700	226,460
Amgen, Inc. (a)	7,100	495,154
Amphenol Corp. Class A	9,600	538,368
AMR Corp. (a)	6,800	149,600
Amylin Pharmaceuticals, Inc. (a)	2,900	141,520
Apple Computer, Inc. (a)	15,100	1,026,196
Applied Materials, Inc.	16,500	259,710
aQuantive, Inc. (a)	15,500	317,750
Avon Products, Inc.	48,200	1,397,318
Baker Hughes, Inc.	2,900	231,855
Bank of America Corp.	17,100	881,163
Best Buy Co., Inc.	17,600	797,984
C.R. Bard, Inc.	10,200	723,894
Cisco Systems, Inc. (a)	15,600	278,460

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	5,600	$ 366,744
Colgate-Palmolive Co.	7,400	438,968
CONSOL Energy, Inc.	18,000	740,880
Crown Castle International Corp.	22,900	806,767
CyberSource Corp. (a)	45,100	452,804
Electronic Arts, Inc. (a)	9,900	466,389
Exelixis, Inc. (a)	25,700	228,730
Exelon Corp.	19,100	1,105,890
Exxon Mobil Corp.	41,900	2,838,306
Federated Department Stores, Inc.	25,100	881,261
FileNET Corp. (a)	6,800	216,376
FirstFed Financial Corp., Delaware (a)	7,900	445,955
Fluor Corp.	10,100	887,083
FormFactor, Inc. (a)	10,600	454,422
General Dynamics Corp.	9,900	663,498
General Electric Co.	62,900	2,056,201
General Growth Properties, Inc.	9,040	412,586
Gilead Sciences, Inc. (a)	8,700	534,876
Global Industries Ltd. (a)	13,900	231,852
Golden West Financial Corp., Delaware	3,600	265,176
Google, Inc. Class A (sub. vtg.) (a)	5,800	2,242,280
Greenhill & Co., Inc.	8,100	469,476
Harris Corp.	17,900	815,345
Hartford Financial Services Group, Inc.	12,300	1,043,532
Health Net, Inc. (a)	16,400	688,308
Hewlett-Packard Co.	28,500	909,435
Honeywell International, Inc.	17,800	688,860
Hudson City Bancorp, Inc.	64,900	841,753
Intel Corp.	40,100	721,800
International Game Technology	12,500	483,250
Inverness Medical Innovations, Inc. (a)	9,200	273,608
JCPenney Co., Inc.	13,400	843,664
Johnson & Johnson	23,700	1,482,435
JPMorgan Chase & Co.	12,500	570,250
Kellogg Co.	8,700	419,079
McDonald's Corp.	8,900	314,971
Merck & Co., Inc.	49,300	1,985,311
Monsanto Co.	21,200	911,388
Morgan Stanley	14,000	931,000
Myogen, Inc. (a)	10,300	317,858
National Oilwell Varco, Inc. (a)	7,500	502,800
Norfolk Southern Corp.	3,900	169,338
Northern Trust Corp.	15,400	879,340
NTL, Inc.	50,950	1,164,208
OfficeMax, Inc.	17,100	702,981
Open Solutions, Inc. (a)	13,600	376,040
PepsiCo, Inc.	31,890	2,021,188
Procter & Gamble Co.	12,400	696,880
Quicksilver Resources, Inc. (a)	6,350	224,536
Range Resources Corp.	5,300	148,983
Raytheon Co. warrants 6/16/11 (a)	112	1,445
Red Hat, Inc. (a)	9,400	222,592
Robert Half International, Inc.	10,400	336,544
Common Stocks - continued
	Shares	Value
United States of America - continued
Rockwell Collins, Inc.	7,500	$ 400,275
Safeway, Inc.	17,700	497,016
Schering-Plough Corp.	11,900	243,236
Service Corp. International (SCI)	55,600	417,556
Starbucks Corp. (a)	17,000	582,420
State Street Corp.	17,500	1,051,050
Synthes, Inc.	9,500	1,096,169
The Coca-Cola Co.	10,300	458,350
The Walt Disney Co.	8,700	258,303
Titanium Metals Corp.	32,500	937,300
TradeStation Group, Inc. (a)	24,000	350,880
Trimble Navigation Ltd. (a)	6,200	297,786
United Dominion Realty Trust, Inc. (SBI)	14,900	414,965
United Technologies Corp.	17,400	1,082,106
UnitedHealth Group, Inc.	8,300	396,989
Valero Energy Corp.	10,400	701,272
Valmont Industries, Inc.	7,300	371,205
Verizon Communications, Inc.	12,900	436,278
Viacom, Inc. Class B (non-vtg.) (a)	16,500	575,025
Wachovia Corp.	8,700	466,581
Waste Management, Inc.	22,400	770,112
Wells Fargo & Co.	20,900	1,511,906
Whole Foods Market, Inc.	11,900	684,369
Yahoo!, Inc. (a)	7,700	208,978
TOTAL UNITED STATES OF AMERICA		66,577,062
TOTAL COMMON STOCKS (Cost $124,984,696)		135,846,386
Nonconvertible Preferred Stocks - 0.6%

Italy - 0.6%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $1,090,417)	57,300	1,317,386
Corporate Bonds - 2.4%
		Principal Amount (d)
Convertible Bonds - 0.0%
India - 0.0%
IVRCL Infrastructures & Projects Ltd. 0% 12/9/10		$ 100,000	108,000
Nonconvertible Bonds - 2.4%
Cayman Islands - 0.1%
Finans Capital Finance Ltd. (Reg. S) 9% 10/7/14 (e)		50,000	49,125
MUFG Capital Finance 1 Ltd. 6.346% (h)		175,000	170,348
TOTAL CAYMAN ISLANDS			219,473

		Principal Amount (d)	Value
Cyprus - 0.1%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	100,000	$ 126,960
Germany - 0.1%
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	100,000	123,265
Hong Kong - 0.1%
Dah Sing Bank Ltd. 5.9806% 6/3/16 (h)		$ 250,000	249,836
Ireland - 0.1%
Dali Capital PLC 7% 4/13/09	RUR	7,000,000	261,031
Japan - 0.1%
Shinsei Bank Ltd. 3.75% 2/23/16 (h)	EUR	200,000	246,677
Luxembourg - 0.4%
BTA Finance Luxembourg 8.25% (h)		100,000	90,753
Damovo III SA 10.997% 4/30/12 (h)	EUR	250,000	207,569
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	300,000	379,852
RSHB Capital SA 6.875% 11/29/10		200,000	201,000
TOTAL LUXEMBOURG			879,174
Netherlands - 0.4%
ALB Finance BV 8.75% 4/20/11		200,000	198,300
CenterCredit International BV 8% 2/2/11		250,000	249,353
Eureko BV 5.125% (h)	EUR	200,000	253,695
Kazkommerts International BV 5.125% 3/23/11	EUR	250,000	312,937
TOTAL NETHERLANDS			1,014,285
United Kingdom - 0.1%
Amlin PLC 6.5% 12/19/26 (h)	GBP	125,000	228,640
United States of America - 0.9%
Banca Popolare di Lodi Investment Trust 6.742% 6/30/49 (h)	EUR	200,000	277,338
EB Holdings, Inc. (Reg. S) 10% 2/15/15 pay-in-kind	EUR	262,500	335,304
Embarq Corp. 7.082% 6/1/16		200,000	201,279
Fortune Brands, Inc. 4% 1/30/13	EUR	300,000	365,427
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	500,000	$ 615,683
Residential Capital Corp. 6.375% 5/17/13	GBP	250,000	469,301
TOTAL UNITED STATES OF AMERICA			2,264,332
TOTAL NONCONVERTIBLE BONDS			5,613,673
TOTAL CORPORATE BONDS (Cost $5,733,363)			5,721,673
Government Obligations - 33.2%

Brazil - 0.1%
Brazilian Federative Republic 7.375% 2/3/15	EUR	100,000	143,510
Canada - 0.9%
Canadian Government 5.25% 6/1/12	CAD	2,250,000	2,090,337
Finland - 2.8%
Finnish Government 3.875% 9/15/17 (d)	EUR	5,350,000	6,780,177
France - 6.8%
French Government:
3.25% 4/25/16	EUR	6,910,000	8,349,854
3.5% 1/12/09	EUR	6,150,000	7,839,991
TOTAL FRANCE			16,189,845
Germany - 2.7%
German Federal Republic 4.5% 8/18/06	EUR	5,125,000	6,549,692
Italy - 1.3%
Italian Republic 4% 2/1/37	EUR	2,750,000	3,187,787
Japan - 10.9%
Japan Government:
Real Return Bond 1.22% 11/20/20 (h)	JPY	125,000,000	1,050,588
Inflation-Indexed 0.5% 6/10/15	JPY	303,000,000	2,461,133
0.1% 6/20/07	JPY	600,000,000	5,214,060
0.3464% 10/23/06	JPY	100,000,000	871,557
1.3% 3/20/15	JPY	800,000,000	6,659,573
1.5% 3/20/14	JPY	400,000,000	3,425,556
1.8% 3/20/16	JPY	720,000,000	6,217,421
TOTAL JAPAN			25,899,888

		Principal Amount (d)	Value
United Kingdom - 1.8%
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	950,000	$ 1,767,212
5% 3/7/25	GBP	85,000	169,986
5.75% 12/7/09	GBP	1,200,000	2,311,757
TOTAL UNITED KINGDOM			4,248,955
United States of America - 5.9%
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		$ 2,148,240	2,085,460
U.S. Treasury Notes:
3.375% 12/15/08		875,000	844,512
3.5% 5/31/07		4,450,000	4,390,552
4.375% 8/15/12		2,400,000	2,333,155
4.5% 2/15/16		300,000	288,961
4.875% 5/31/11		1,875,000	1,871,338
5.125% 6/30/11		2,000,000	2,017,968
5.125% 5/15/16		250,000	252,598
TOTAL UNITED STATES OF AMERICA			14,084,544
TOTAL GOVERNMENT OBLIGATIONS (Cost $78,361,234)			79,174,735
Asset-Backed Securities - 0.4%

Affinity PLC Series 2002-A CLass C, 6.57% 5/15/09 (h)	GBP	110,000	206,575
Bosphorus Financial Services Ltd. (Reg. S) 6.97% 2/15/12 (h)		250,000	246,875
Meridian Funding Co. LLC 5.7088% 10/15/14 (g)(h)		500,000	500,189
TOTAL ASSET-BACKED SECURITIES (Cost $949,571)			953,639
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Lansdowne Mortgage Securities No. 1 PLC Series M1, 3.189% 6/15/45 (h) (Cost $122,905)	EUR	100,000	127,480
Commercial Mortgage Securities - 0.1%

Ireland - 0.1%
German Residential Asset Note Distributor PLC 0% 7/20/16 (h) (Cost $178,590)	EUR	140,000	178,829
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	12,471,835	$ 12,471,835
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	1,384,198	1,384,198
TOTAL MONEY MARKET FUNDS (Cost $13,856,033)		13,856,033
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $225,276,809)	237,176,161
NET OTHER ASSETS - 0.4%	1,007,434
NET ASSETS - 100%	$ 238,183,595
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUR	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $500,189 or 0.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 728,920
Fidelity Securities Lending Cash Central Fund	24,294
Total	$ 753,214
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $225,881,111. Net unrealized appreciation aggregated $11,295,050, of which $16,985,450 related to appreciated investment securities and $5,690,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2006

1.804854.102

JPN-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 0.1%
Stanley Electric Co. Ltd.	108,400	$ 2,302,259
Automobiles - 2.9%
Mazda Motor Corp.	7,488,000	48,722,617
Toyota Motor Corp.	67,400	3,545,914
		52,268,531
Hotels, Restaurants & Leisure - 0.3%
Rex Holdings Co. Ltd.	1,211	3,274,400
Yoshinoya D&C Co. Ltd. (d)	941	1,756,424
		5,030,824
Household Durables - 8.0%
Casio Computer Co. Ltd.	2,265,200	44,750,789
Daiwa House Industry Co. Ltd.	880,000	14,337,898
Matsushita Electric Industrial Co. Ltd.	2,690,000	55,790,600
Sekisui House Ltd. (d)	413,000	5,850,083
Sony Corp.	444,400	20,437,956
		141,167,326
Leisure Equipment & Products - 1.5%
Namco Bandai Holdings, Inc.	449,300	6,450,482
Pentax Corp.	1,200,000	6,342,782
SHIMANO, Inc. (d)	432,100	13,002,573
		25,795,837
Media - 0.1%
cyber communications, Inc. (d)	987	1,661,500
Multiline Retail - 2.1%
Parco Co. Ltd.	533,800	5,759,360
The Daimaru, Inc.	2,623,000	31,389,062
		37,148,422
Specialty Retail - 7.2%
Best Denki Co. Ltd. (d)	1,697,000	4,588,487
Keiyo Co. Ltd. (d)	919,100	7,263,014
Nishimatsuya Chain Co. Ltd.	294,200	5,606,864
Otsuka Kagu Ltd. (d)	776,700	24,727,039
Paris Miki, Inc.	84,700	1,780,436
Shimachu Co. Ltd.	87,700	2,302,460
Yamada Denki Co. Ltd.	836,990	81,399,376
		127,667,676
Textiles, Apparel & Luxury Goods - 0.8%
Gunze Ltd.	725,000	4,047,100
Sanyo Shokai Ltd.	1,098,000	6,837,959
Seiko Corp.	274,000	2,614,531
		13,499,590
TOTAL CONSUMER DISCRETIONARY		406,541,965

	Shares	Value
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 2.0%
Aeon Co. Ltd.	833,100	$ 19,437,789
Seven & I Holdings Co. Ltd.	459,800	16,041,867
		35,479,656
Household Products - 2.1%
Uni-Charm Corp.	676,600	37,474,139
Personal Products - 0.3%
Mandom Corp.	182,800	4,496,258
TOTAL CONSUMER STAPLES		77,450,053
ENERGY - 7.8%
Energy Equipment & Services - 0.4%
Shinko Plantech Co. Ltd.	852,000	6,026,795
Oil, Gas & Consumable Fuels - 7.4%
Inpex Holdings, Inc.	8,251	77,724,204
Nippon Mining Holdings, Inc.	3,138,500	26,553,380
Nippon Oil Corp.	3,435,000	26,904,754
		131,182,338
TOTAL ENERGY		137,209,133
FINANCIALS - 17.5%
Capital Markets - 2.4%
Daiwa Securities Group, Inc. (d)	1,598,000	17,854,671
Nomura Holdings, Inc.	748,800	13,343,616
Shinko Securities Co. Ltd.	1,622,000	5,828,731
SMBC Friend Securities Co. Ltd.	695,500	5,890,366
		42,917,384
Commercial Banks - 11.4%
Mizuho Financial Group, Inc.	11,974	100,575,331
Sumitomo Mitsui Financial Group, Inc.	7,372	78,446,053
Sumitomo Trust & Banking Co. Ltd.	1,504,000	15,964,832
Tokyo Tomin Bank Ltd. (d)	150,500	6,642,215
		201,628,431
Consumer Finance - 0.3%
Credit Saison Co. Ltd.	83,300	3,610,999
ORIX Corp.	7,270	1,905,482
		5,516,481
Real Estate Management & Development - 3.4%
Mitsubishi Estate Co. Ltd.	1,128,000	23,366,768
Mitsui Fudosan Co. Ltd.	879,000	18,668,687
Sumitomo Realty & Development Co. Ltd.	721,000	17,922,809
		59,958,264
TOTAL FINANCIALS		310,020,560
HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 2.0%
Hogy Medical Co.	144,300	6,557,375
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nikkiso Co. Ltd. (d)	1,848,000	$ 20,680,192
Terumo Corp.	210,900	7,615,578
		34,853,145
Pharmaceuticals - 4.1%
Daiichi Sankyo Co. Ltd.	1,057,800	29,062,974
Takeda Pharamaceutical Co. Ltd.	677,400	43,722,285
		72,785,259
TOTAL HEALTH CARE		107,638,404
INDUSTRIALS - 12.1%
Building Products - 0.1%
Toto Ltd.	168,000	1,601,605
Construction & Engineering - 2.0%
JGC Corp.	1,974,000	32,713,476
Meisei Industrial Co. Ltd. (a)(d)	543,000	2,718,552
		35,432,028
Electrical Equipment - 2.4%
Fujikura Ltd.	1,512,000	18,845,600
Furukawa Electric Co. Ltd.	1,512,000	9,772,281
Hitachi Cable Ltd.	3,086,000	14,669,603
		43,287,484
Machinery - 6.3%
Ebara Corp. (d)	2,557,000	10,705,277
Iseki & Co. Ltd. (d)	4,103,000	11,630,833
JTEKT Corp.	950,400	17,739,695
Kawasaki Heavy Industries Ltd. (d)	2,459,000	7,463,864
Komatsu Ltd. (d)	310,000	6,232,447
Mitsui Engineering & Shipbuilding Co.	17,193,000	47,237,636
Nabtesco Corp.	891,000	10,196,180
		111,205,932
Road & Rail - 1.0%
East Japan Railway Co.	2,381	17,714,723
Transportation Infrastructure - 0.3%
Mitsui-Soko Co. Ltd. (d)	912,000	4,438,692
TOTAL INDUSTRIALS		213,680,464
INFORMATION TECHNOLOGY - 12.4%
Computers & Peripherals - 1.0%
Fujitsu Ltd.	2,369,000	18,369,307
Electronic Equipment & Instruments - 7.1%
Ibiden Co. Ltd.	148,600	7,180,497
Nidec Corp. (d)	241,200	17,124,885
Nihon Dempa Kogyo Co. Ltd.	92,100	3,052,595
Nippon Electric Glass Co. Ltd.	123,000	2,746,446
Yamatake Corp.	1,375,100	32,083,668
Yaskawa Electric Corp. (d)	5,536,000	64,075,639
		126,263,730

	Shares	Value
Internet Software & Services - 0.8%
eAccess Ltd. (d)	7,036	$ 4,375,637
Telewave, Inc. (d)	3,315	8,934,453
		13,310,090
Office Electronics - 0.1%
Canon, Inc.	18,900	908,208
Software - 3.4%
Nintendo Co. Ltd.	322,900	60,299,076
TOTAL INFORMATION TECHNOLOGY		219,150,411
MATERIALS - 12.3%
Chemicals - 4.2%
Asahi Kasei Corp.	2,735,000	17,008,766
JSR Corp.	124,800	2,939,032
Mitsubishi Gas Chemical Co., Inc.	3,969,000	39,915,020
Nitto Denko Corp.	41,400	3,007,955
Toho Tenax Co. Ltd. (a)(d)	169,000	1,073,109
Tokuyama Corp. (d)	852,000	11,317,889
		75,261,771
Metals & Mining - 8.1%
Sanyo Special Steel Co. Ltd.	470,000	3,689,490
Sumitomo Light Metal Industries Ltd. (d)	1,524,000	3,190,231
Sumitomo Metal Industries Ltd. (d)	17,020,000	67,990,929
Sumitomo Metal Mining Co. Ltd.	4,820,000	67,980,288
		142,850,938
TOTAL MATERIALS		218,112,709
TELECOMMUNICATION SERVICES - 3.4%
Wireless Telecommunication Services - 3.4%
KDDI Corp.	9,373	60,824,352
TOTAL COMMON STOCKS (Cost $1,554,029,309)		1,750,628,051
Money Market Funds - 11.1%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	21,353,366	21,353,366
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	174,634,614	174,634,614
TOTAL MONEY MARKET FUNDS (Cost $195,987,980)		195,987,980
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $1,750,017,289)	1,946,616,031
NET OTHER ASSETS - (10.1)%	(179,054,001)
NET ASSETS - 100%	$ 1,767,562,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,164,591
Fidelity Securities Lending Cash Central Fund	2,183,032
Total	$ 3,347,623
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,750,220,244. Net unrealized appreciation aggregated $196,395,787, of which $262,396,033 related to appreciated investment securities and $66,000,246 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2006

1.804823.102

JSC-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 3.9%
Alpha Corp. (d)	50,500	$ 1,898,430
Fine Sinter Co. Ltd.	428,000	1,903,881
Fuji Kiko Co. Ltd. (d)	830,000	2,345,573
NGK Spark Plug Co. Ltd. (d)	699,000	14,601,875
NHK Spring Co. Ltd. (d)	1,778,000	18,966,367
Nippon Seiki Co. Ltd.	511,000	10,162,058
Nissin Kogyo Co. Ltd.	142,800	2,727,710
Teikoku Piston Ring Co. Ltd. (d)	157,700	1,495,158
		54,101,052
Automobiles - 0.2%
Yachiyo Industry Co. Ltd. (d)	95,400	2,230,022
Diversified Consumer Services - 0.8%
Best Bridal, Inc. (d)	961	6,789,446
Ravis, Inc.	65	69,167
Take & Give Needs Co. Ltd.	4,087	4,170,772
		11,029,385
Hotels, Restaurants & Leisure - 4.0%
H.I.S. Co. Ltd. (d)	196,200	5,219,451
Rex Holdings Co. Ltd. (d)	8,913	24,099,695
Round One Corp. (d)	2,045	8,240,645
Zensho Co. Ltd. (d)	1,474,308	18,581,553
		56,141,344
Household Durables - 5.2%
Hitachi Koki Co. Ltd.	1,169,000	17,731,278
Joint Corp.	142,200	3,869,725
Makita Corp.	509,800	16,719,128
Mitsui Home Co. Ltd.	240,000	1,741,649
Sohken Homes Co. Ltd. (d)	1,058	1,633,371
Token Corp. (d)	434,300	30,493,807
		72,188,958
Internet & Catalog Retail - 0.1%
Felissimo Corp. (d)	65,600	1,819,520
Leisure Equipment & Products - 0.3%
Endo Manufacturing Co. Ltd.	291,000	3,832,621
Sega Toys Co. Ltd. (d)	47,700	470,967
		4,303,588
Media - 1.0%
CyberAgent, Inc.	662	779,503
Opt, Inc. (a)(d)	895	2,833,711
Toei Co. Ltd. (d)	1,269,000	9,795,595
		13,408,809
Multiline Retail - 0.6%
Daiei, Inc. (a)(d)	423,750	7,798,626
Specialty Retail - 6.5%
Alpen Co. Ltd.	394,400	12,418,526
Culture Convenience Club Co. Ltd. (d)	563,200	5,639,368
Hikari Tsushin, Inc. (d)	130,500	5,281,465
I.K Co. Ltd. (d)	74	403,402
Meganesuper Co. Ltd.	240,400	2,558,116

	Shares	Value
Nishimatsuya Chain Co. Ltd. (d)	800,600	$ 15,257,837
USS Co. Ltd.	254,260	16,898,920
WonderCorp	131	434,191
Xebio Co. Ltd.	100,300	3,193,153
Yamada Denki Co. Ltd.	285,370	27,752,948
		89,837,926
Textiles, Apparel & Luxury Goods - 0.9%
Asics Corp.	748,000	7,391,923
Seiren Co. Ltd. (d)	449,800	5,629,856
		13,021,779
TOTAL CONSUMER DISCRETIONARY		325,881,009
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.3%
Cosmos Pharmaceutical Corp. (d)	321,900	6,780,536
Create SD Co. Ltd.	7,500	114,806
Daikokutenbussan Co. Ltd.	241,000	5,381,247
Kirindo Co. Ltd.	275,500	3,244,003
Valor Co. Ltd.	922,200	16,368,748
		31,889,340
Food Products - 0.7%
Ariake Japan Co. Ltd. (d)	68,500	1,517,575
Frente Co. Ltd.	180,000	3,453,990
Hokuto Corp. (d)	251,300	4,177,739
		9,149,304
Personal Products - 0.1%
Fancl Corp. (d)	141,000	2,147,283
TOTAL CONSUMER STAPLES		43,185,927
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Shinko Plantech Co. Ltd.	390,000	2,758,744
Oil, Gas & Consumable Fuels - 0.4%
AOC Holdings, Inc.	149,000	2,911,121
Japan Petroleum Exploration Co. Ltd.	40,800	2,775,752
		5,686,873
TOTAL ENERGY		8,445,617
FINANCIALS - 7.7%
Capital Markets - 0.6%
FinTech Global, Inc. (d)	1,487	5,966,158
Risa Partners, Inc. (d)	575	2,337,113
		8,303,271
Commercial Banks - 4.6%
Bank of Yokohama Ltd.	1,077,000	8,632,909
Chiba Bank Ltd.	1,068,000	10,451,775
Hachijuni Bank Ltd.	418,000	3,051,601
Hiroshima Bank Ltd.	853,000	5,297,305
Hokuhoku Financial Group, Inc.	1,766,000	6,669,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Joyo Bank Ltd.	519,000	$ 3,173,301
Juroku Bank Ltd.	852,000	5,105,312
Kansai Urban Banking Corp. (d)	665,000	2,621,718
The Keiyo Bank Ltd.	1,396,000	7,902,346
Tokyo Tomin Bank Ltd. (d)	237,000	10,459,834
		63,365,774
Real Estate Management & Development - 2.5%
Arealink Co. Ltd.	2,694	1,604,886
IDU Co. (a)(d)	970	1,819,014
Kenedix, Inc. (d)	624	2,530,833
KK daVinci Advisors (a)	2,941	2,449,765
NTT Urban Development Co.	636	4,792,883
Sumitomo Realty & Development Co. Ltd.	743,000	18,469,690
Sun Frontier Fudousan Co. Ltd. (d)	369	605,076
Suruga Corp.	31,800	2,163,454
Tokyu Community Corp.	18,300	496,406
		34,932,007
TOTAL FINANCIALS		106,601,052
HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 3.3%
Hogy Medical Co. (d)	449,600	20,431,016
Nakanishi, Inc.	30,500	3,511,557
Sysmex Corp.	460,400	21,122,582
		45,065,155
Health Care Providers & Services - 0.1%
I'rom Co. Ltd. (d)	98	32,952
Tokai Corp.	131,700	1,785,101
		1,818,053
Life Sciences Tools & Services - 0.0%
Soiken, Inc. (d)	171	259,520
Pharmaceuticals - 0.2%
Sawai Pharmaceutical Co. Ltd. (d)	47,100	2,514,191
Towa Pharmaceutical Co. Ltd. (d)	34,200	903,846
		3,418,037
TOTAL HEALTH CARE		50,560,765
INDUSTRIALS - 24.4%
Air Freight & Logistics - 1.2%
I-LOGISTICS Corp.	34,000	98,456
Kintetsu World Express, Inc.	195,100	4,109,607
SBS Co. Ltd. (d)	2,515	7,217,052
Yusen Air & Sea Service Co. Ltd.	236,200	5,315,273
		16,740,388
Building Products - 0.7%
Comany, Inc.	353,000	5,822,268

	Shares	Value
Nitto Boseki Co. Ltd. (d)	685,000	$ 1,792,412
Wavelock Holdings Co. Ltd. (d)	311,300	2,172,176
		9,786,856
Commercial Services & Supplies - 3.5%
ARRK Corp.	278,200	5,508,190
Career Design Center Co. Ltd. (e)	3,364	11,091,077
Certo Corp.	65,300	2,181,413
Gakujo Co. Ltd. (d)	350,300	9,838,343
Intelligence Ltd. (d)	4,660	13,006,542
Relo Holdings Corp.	156,500	2,691,827
TFP Consulting Group Co. Ltd.	1,381	4,529,054
		48,846,446
Construction & Engineering - 2.1%
Chiyoda Corp.	365,000	7,003,925
COMSYS Holdings Corp.	762,000	8,832,952
JGC Corp.	335,000	5,551,679
Kyowa Exeo Corp. (d)	701,000	7,691,740
Meisei Industrial Co. Ltd. (a)	165,000	826,079
		29,906,375
Electrical Equipment - 4.6%
Cosel Co. Ltd.	93,300	1,717,078
Endo Lighting Corp.	470,500	4,920,449
Fujikura Ltd.	2,733,000	34,064,179
Furukawa Electric Co. Ltd. (d)	1,500,000	9,694,723
Hitachi Cable Ltd.	765,000	3,636,502
Iwabuchi Corp.	238,000	1,432,359
Sansha Electric Manufacturing Co. Ltd.	86,000	802,617
Sumitomo Wiring Systems Ltd.	334,000	7,749,150
		64,017,057
Machinery - 9.0%
Hitachi Construction Machinery Co. Ltd.	1,319,100	31,007,191
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,489,000	4,194,915
JTEKT Corp.	568,200	10,605,739
Nihon Trim Co. Ltd. (d)	47,150	2,122,058
Nitta Corp.	314,100	5,780,645
NTN Corp.	1,478,000	11,138,177
Obara Corp. (d)	45,150	2,110,807
Organo Corp.	178,000	1,495,107
OSG Corp.	771,400	13,396,052
Sumitomo Heavy Industries Ltd.	2,484,000	21,579,276
Taiho Kogyo Co. Ltd.	115,700	1,401,721
TCM Corp. (d)	337,000	1,064,056
THK Co. Ltd.	693,500	18,448,975
		124,344,719
Road & Rail - 1.1%
Hamakyorex Co. Ltd. (d)	178,500	5,277,933
Ichinen Co. Ltd.	891,400	8,350,315
Zero Co. Ltd.	280,400	1,122,578
		14,750,826
Trading Companies & Distributors - 2.2%
Itochu Corp.	2,069,000	18,641,753
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Marubeni Corp.	1,950,000	$ 10,358,046
Meiji Electric Industries Co. Ltd.	34,600	1,146,795
		30,146,594
TOTAL INDUSTRIALS		338,539,261
INFORMATION TECHNOLOGY - 24.5%
Electronic Equipment & Instruments - 12.7%
A&D Co. Ltd.	247,300	4,982,669
Canon Electronics, Inc.	44,300	1,476,023
Excel Co. Ltd.	127,000	2,520,061
Forval Corp. (d)	296,200	1,462,269
Hamamatsu Photonics KK (d)	443,600	15,051,060
Hioki EE Corp. (d)	47,000	1,524,989
Hokuriku Electric Industry (d)	1,896,000	6,482,617
Honda Tsushin Kogyo Co. Ltd. (d)	222,000	1,994,418
Ibiden Co. Ltd.	322,200	15,569,019
KAGA ELECTRONICS Co. Ltd.	159,000	3,148,103
Meiko Electronics Co. Ltd.	463,800	20,995,395
Murata Manufacturing Co. Ltd.	313,600	20,733,432
Nagano Keiki Co. Ltd.	252,600	3,866,664
Nidec Sankyo Corp. (d)	675,000	7,942,215
Nippon Electric Glass Co. Ltd.	694,000	15,496,206
Optoelectronics Co. Ltd. (d)	108,800	1,897,950
Seikoh Giken Co. Ltd.	5,600	173,397
Shibaura Electronics Co. Ltd.	91,500	1,660,009
Shizuki Electric Co., Inc.	310,000	1,351,941
Star Micronics Co. Ltd. (d)	803,000	14,883,341
Sunx Ltd.	760,300	17,175,552
Yokogawa Electric Corp.	1,160,800	15,460,459
		175,847,789
Internet Software & Services - 2.3%
Access Co. Ltd. (a)(d)	311	1,793,031
Cyberstep, Inc. (d)	197	740,576
Excite Japan Co. Ltd. (d)	615	2,623,070
Sammy NetWorks Co. Ltd. (d)	713	3,768,670
Telewave, Inc. (d)	8,566	23,086,734
		32,012,081
IT Services - 1.8%
Argo Graphics, Inc.	61,300	1,041,004
Bit-isle, Inc.	123	549,289
CAC Corp. (d)	352,600	3,724,366
Hitachi Systems & Services Ltd.	105,500	2,300,480
Otsuka Corp. (d)	148,200	16,558,587
		24,173,726

	Shares	Value
Office Electronics - 2.3%
Canon Fintech, Inc.	341,100	$ 6,188,295
Konica Minolta Holdings, Inc. (d)	2,002,000	25,511,749
		31,700,044
Semiconductors & Semiconductor Equipment - 4.6%
Elpida Memory, Inc. (a)(d)	531,700	21,286,550
Micronics Japan Co. Ltd. (d)	530,100	14,564,457
Shinko Electric Industries Co.Ltd.	144,600	4,300,794
Sumco Corp. (d)	412,300	23,950,440
		64,102,241
Software - 0.8%
Access Co. Ltd.	971	2,430,676
Alpha Systems, Inc. (d)	95,600	2,735,002
Cybernet Systems Co. Ltd. (d)	2,666	2,002,116
VIC Tokai Corp. (d)	229,400	2,561,116
Zentek Technology Japan, Inc. (a)(d)	575	1,925,861
		11,654,771
TOTAL INFORMATION TECHNOLOGY		339,490,652
MATERIALS - 10.0%
Chemicals - 6.0%
C. Uyemura & Co. Ltd.	312,000	17,144,352
Ebara-Udylite Co. Ltd.	90,600	3,018,683
Lintec Corp.	864,500	21,640,776
Mitsubishi Rayon Co. Ltd.	741,000	5,622,939
Nippon Parkerizing Co. Ltd.	153,000	2,251,295
Osaka Organic Chemical Industry Ltd.	300,600	2,147,330
Showa Denko KK	461,000	1,881,797
Soken Chemical & Engineer Co. Ltd. (d)	58,600	1,773,589
Taiyo Kagaku (d)	334,700	4,405,253
Takiron Co. Ltd.	517,000	2,128,426
Tohcello Co. Ltd. (d)	663,000	8,090,162
Zeon Corp. (d)	1,178,000	12,596,843
		82,701,445
Construction Materials - 0.4%
Taiheiyo Cement Corp.	1,382,000	5,195,307
Containers & Packaging - 0.3%
Fuji Seal International, Inc. (d)	136,400	3,628,609
Metals & Mining - 3.3%
Aichi Steel Corp. (d)	893,000	5,880,637
Daido Steel Co. Ltd.	1,986,000	15,053,066
Furukawa-Sky Aluminium Corp.	1,068,000	5,477,401
Sanyo Special Steel Co. Ltd.	161,000	1,263,846
Sumitomo Metal Mining Co. Ltd.	1,336,000	18,842,669
		46,517,619
TOTAL MATERIALS		138,042,980
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Mitsui & Associates Telepark Corp. (d)	2,313	$ 4,882,215
TOTAL COMMON STOCKS (Cost $1,088,618,553)		1,355,629,478
Money Market Funds - 16.4%

Fidelity Cash Central Fund, 5.3% (b)	11,689,164	11,689,164
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	215,667,167	215,667,167
TOTAL MONEY MARKET FUNDS (Cost $227,356,331)		227,356,331
TOTAL INVESTMENT PORTFOLIO - 114.1% (Cost $1,315,974,884)	1,582,985,809
NET OTHER ASSETS - (14.1)%	(196,218,136)
NET ASSETS - 100%	$ 1,386,767,673
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,801,566
Fidelity Securities Lending Cash Central Fund	3,783,736
Total	$ 5,585,302
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Career Design Center Co. Ltd.	$ 3,884,084	$ 4,478,113	$ 1,048,142	$ -	$ 11,091,077
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,316,854,240. Net unrealized appreciation aggregated $266,131,569, of which $352,279,689 related to appreciated investment securities and $86,148,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2006

1.804841.102

LAF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Brazil - 55.9%
AES Tiete SA (PN) (non-vtg.)	406,600,000	$ 10,169,674
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	623,900	31,182,522
Arcelor Brasil SA	91,585	1,466,202
Banco Bradesco SA:
(PN)	1,205,554	40,434,558
(PN) sponsored ADR (non-vtg.)	2,927,100	98,145,663
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	2,567,840	78,865,155
sponsored ADR (non-vtg.)	1,721,000	53,110,060
Banco Nossa Caixa SA	800,700	16,934,345
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	903,626	36,370,947
sponsored ADR	74,145	2,624,733
Companhia de Saneamento de Minas Minas Gerais	956,000	7,608,441
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,378,700	44,573,371
Companhia Vale do Rio Doce:
(PN-A)	423,800	8,466,257
(PN-A) sponsored ADR (non-vtg.)	3,683,600	73,303,640
sponsored ADR	3,888,300	90,208,560
Confab Industrial SA (PN) (non-vtg.)	4,354,722	8,989,748
Cosan SA Industria E Comercio	246,900	15,983,228
CSU Cardsystem SA sponsored ADR (e)	74,667	1,191,582
Diagnosticos Da America SA (a)	697,200	11,780,276
Duratex SA (PN)	1,821,400	18,004,644
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	616,300	21,280,839
Embratel Participacoes SA sponsored ADR	1,530,600	23,708,994
Empresa Nacional de Comercio Redito e Participacoes SA (PN)	11,465,310	91,722
Energias do Brasil SA	614,300	6,973,364
Gafisa SA (a)	1,261,300	12,763,776
Gerdau SA	255,825	3,267,503
Gerdau SA sponsored ADR (d)	1,451,545	22,600,556
Klabin SA (PN) (non-vtg.)	4,993,900	11,066,942
Lojas Renner SA	399,400	22,779,572
Natura Cosmeticos SA	998,700	11,157,890
Perdigao SA (ON)	825,200	10,073,131
Petroleo Brasileiro SA Petrobras:
(ON)	198,500	4,558,655
(PN) (non-vtg.)	2,727,680	56,372,053
(PN) sponsored ADR (non-vtg.)	1,541,000	127,656,440
sponsored ADR	1,510,530	138,787,496
Submarino SA	1,308,500	24,605,816
TAM SA:
(PN) (ltd.-vtg.)	2,001,600	54,112,221
(PN) sponsored ADR (ltd. vtg.)	540,100	14,555,695

	Shares	Value
Totvs SA	918,700	$ 13,432,028
Tractebel Energia SA	1,662,800	13,073,048
Uniao de Bancos Brasileiros SA (Unibanco):
unit	431,200	2,993,618
GDR	1,731,200	120,093,344
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,491,100	51,417,241
Vivo Participacoes SA (PN) sponsored ADR	3,640,800	9,174,816
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	1,491,763
sponsored ADR (non-vtg.) (d)	3,480,650	54,263,334
TOTAL BRAZIL		1,481,765,463
Canada - 0.8%
Gerdau AmeriSteel Corp.	2,192,000	21,559,703
Cayman Islands - 0.7%
Apex Silver Mines Ltd. (a)	1,241,500	18,138,315
Chile - 6.0%
Compania Acero del Pacifico SA	3,245,118	41,407,877
Compania de Telecomunicaciones de Chile SA sponsored ADR	790,300	5,334,525
Compania Sudamericana de Vapores	5,156,609	5,912,338
Empresa Nacional de Electricidad SA sponsored ADR	717,600	19,906,224
Enersis SA sponsored ADR	1,372,300	16,220,586
Inversiones Aguas Metropolitanas SA ADR (e)	1,197,700	25,695,062
Lan Airlines SA sponsored ADR	1,274,500	40,605,570
Vina Concha y Toro SA sponsored ADR	152,150	4,112,615
TOTAL CHILE		159,194,797
Mexico - 32.0%
Alsea SA de CV	2,778,100	10,977,056
America Movil SA de CV Series L sponsored ADR	7,415,100	265,312,277
AXTEL SA de CV unit	2,232,376	4,582,471
Cemex SA de CV sponsored ADR	5,399,038	152,900,756
Corporacion Geo SA de CV Series B (a)	7,574,400	29,942,410
Fomento Economico Mexicano SA de CV sponsored ADR	899,365	78,964,247
Gruma SA de CV Series B	3,641,200	10,959,145
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,090,300	32,632,679
Grupo Mexico SA de CV Series B	10,844,853	35,074,358
Grupo Televisa SA de CV	1,507,400	5,575,221
Grupo Televisa SA de CV (CPO) sponsored ADR	3,520,000	65,190,400
Industrias Penoles SA de CV	2,231,900	17,888,187
Sare Holding SA de CV Series B (a)	7,359,400	7,472,869
Telefonos de Mexico SA de CV Series L sponsored ADR	1,103,800	25,873,072
Common Stocks - continued
	Shares	Value
Mexico - continued
Urbi, Desarrollos Urbanos, SA de CV (a)	7,946,600	$ 20,625,926
Wal-Mart de Mexico SA de CV Series V	27,726,286	85,827,286
TOTAL MEXICO		849,798,360
Panama - 0.4%
Copa Holdings SA Class A	487,500	11,115,000
TOTAL COMMON STOCKS (Cost $1,823,216,908)		2,541,571,638
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.3% (b)	91,512,558	91,512,558
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	8,608,950	8,608,950
TOTAL MONEY MARKET FUNDS (Cost $100,121,508)		100,121,508
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,923,338,416)	2,641,693,146
NET OTHER ASSETS - 0.4%	11,074,301
NET ASSETS - 100%	$ 2,652,767,447
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,886,644 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,893,041
Fidelity Securities Lending Cash Central Fund	920,385
Total	$ 3,813,426
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,973,341,715. Net unrealized appreciation aggregated $668,351,431, of which $763,647,892 related to appreciated investment securities and $95,296,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2006

1.804855.102

NOR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Denmark - 7.1%
Danske Bank AS	318,420	$ 12,210,025
H. Lundbeck AS	21,800	531,789
Novo Nordisk AS Series B	62,995	3,882,190
Novozymes AS Series B	32,500	2,158,655
Rockwool International AS Series B	5,600	689,263
Vestas Wind Systems AS (a)	117,600	3,170,707
TOTAL DENMARK		22,642,629
Estonia - 0.3%
Tallinna Vesi AS	58,562	1,005,368
Finland - 14.6%
Kemira Oyj	140,800	2,336,263
Kone Oyj (B Shares)	66,800	2,993,270
Marimekko Oyj	36,500	656,922
Metso Corp.	212,600	7,666,269
Neste Oil Oyj	31,900	1,100,182
Nokia Corp.	1,346,750	26,732,996
Nokian Tyres Ltd. (d)	145,380	2,009,286
Stora Enso Oyj (R Shares)	104,000	1,537,120
UPM-Kymmene Corp.	69,100	1,532,278
TOTAL FINLAND		46,564,586
Iceland - 0.6%
Kaupthing Bank Hf	76,000	734,320
Ossur Hf (a)	748,270	1,122,585
TOTAL ICELAND		1,856,905
Luxembourg - 0.8%
Oriflame Cosmetics SA unit	29,500	1,004,849
Transcom WorldWide SA Series B	158,200	1,536,498
TOTAL LUXEMBOURG		2,541,347
Norway - 29.1%
Acta Holding ASA	137,500	502,665
Aker Kvaerner ASA	100,900	10,164,265
Awilco Offshore ASA (a)	526,900	4,023,640
DnB NOR ASA	757,600	9,601,248
Farstad Shipping ASA	89,200	1,797,131
Havila Shipping ASA (d)	57,300	577,217
Kongsberg Gruppen ASA	3,900	87,445
Norsk Hydro ASA	506,420	14,635,538
Norwegian Air Shuttle AS (a)(d)	352,950	5,404,900
Ocean RIG ASA (a)(d)	327,600	2,097,168
Orkla ASA (A Shares)	129,635	5,876,511
Otrum Electronics ASA (a)	94,000	195,493
PAN Fish ASA (a)	1,575,000	1,742,693
Petroleum Geo-Services ASA (a)	26,700	1,444,603
Schibsted ASA (B Shares)	74,200	2,013,323
Sevan Marine ASA (a)	239,200	1,313,624

	Shares	Value
Solstad Offshore ASA	147,000	$ 2,866,102
Statoil ASA	352,754	10,459,909
Steen & Stroem ASA	4,800	195,363
Storebrand ASA (A Shares)	502,300	5,223,195
TANDBERG ASA	214,400	2,003,022
TANDBERG Television ASA (a)(d)	88,000	1,240,353
Telenor ASA	683,400	8,716,412
Tomra Systems AS	116,900	809,128
TOTAL NORWAY		92,990,948
Sweden - 44.1%
AarhusKarlshamn AB	20,400	495,331
ABB Ltd. (Sweden)	260,000	3,363,950
Assa Abloy AB (B Shares)	298,202	4,902,937
Atlas Copco AB (A Shares)	248,100	6,179,006
Elekta AB (B Shares)	147,500	2,404,680
Forenings Sparbanken AB (A Shares)	124,000	3,329,125
Gant Co. AB	64,400	1,639,643
Hennes & Mauritz AB (H&M) (B Shares)	205,940	7,643,493
Hexagon AB (B Shares) (d)	308,925	10,329,933
HIQ International AB	42,600	202,145
Holmen AB (B Shares)	62,300	2,662,356
Mekonomen AB (d)	103,700	1,151,055
Modern Times Group AB (MTG) (B Shares)	82,100	4,072,364
NCC AB Series B	26,000	600,641
NeoNet AB	838,000	1,534,777
Nordea Bank AB	1,215,000	15,214,262
Orexo AB	78,900	1,280,826
Pergo AB (a)	109,500	759,646
rnb Retail & Brands AB (d)	571,650	3,402,631
Saab AB (B Shares)	16,800	409,085
Sandvik AB	608,900	6,336,284
Securitas AB (B Shares)	113,700	2,121,828
Skandinaviska Enskilda Banken AB (A Shares)	329,200	8,107,474
Skanska AB (B Shares)	178,800	2,803,324
SKF AB (B Shares)	208,000	2,943,682
Studsvik AB	1,800	52,697
Svenska Handelsbanken AB (A Shares)	352,816	8,933,848
Swedish Match Co.	254,000	4,193,804
TELE2 AB (B Shares) (d)	312,800	3,059,731
Teleca AB (B Shares) (a)(d)	101,600	446,869
Telefonaktiebolaget LM Ericsson (B Shares)	9,541,000	30,035,070
Uniflex AB	11,580	117,289
TOTAL SWEDEN		140,729,786
Common Stocks - continued
	Shares	Value
United Kingdom - 0.5%
Axis Shield PLC (a)	182,800	$ 1,208,838
Group 4 Securicor PLC (Denmark)	184,418	584,041
TOTAL UNITED KINGDOM		1,792,879
TOTAL COMMON STOCKS (Cost $268,464,322)		310,124,448
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 5.3% (b)	22,737,814	22,737,814
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	9,713,249	9,713,249
TOTAL MONEY MARKET FUNDS (Cost $32,451,063)		32,451,063
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $300,915,385)	342,575,511
NET OTHER ASSETS - (7.3)%	(23,243,084)
NET ASSETS - 100%	$ 319,332,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 304,590
Fidelity Securities Lending Cash Central Fund	371,254
Total	$ 675,844
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $301,561,134. Net unrealized appreciation aggregated $41,014,377, of which $52,226,043 related to appreciated investment securities and $11,211,666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2006

1.804876.102

OVE-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
Australia - 1.4%
Computershare Ltd.	7,829,100	$ 47,152,516
Westfield Group unit	3,000,000	42,297,000
TOTAL AUSTRALIA		89,449,516
Austria - 1.1%
C.A.T. oil AG Bearer	628,000	12,634,269
OMV AG	1,012,000	62,074,407
TOTAL AUSTRIA		74,708,676
Brazil - 0.5%
Banco Nossa Caixa SA	1,495,500	31,628,966
Canada - 1.9%
Canadian Natural Resources Ltd.	311,300	16,533,342
Freehold Royalty Trust	1,310,900	25,068,819
Synenco Energy, Inc. Class A	1,983,200	33,701,782
Talisman Energy, Inc.	3,114,400	52,924,984
TOTAL CANADA		128,228,927
Cayman Islands - 0.5%
GlobalSantaFe Corp.	592,300	32,535,039
China - 0.3%
Global Bio-Chem Technology Group Co. Ltd.	65,000,000	21,833,696
Denmark - 0.9%
Vestas Wind Systems AS (a)	2,087,500	56,282,739
Finland - 2.5%
Metso Corp.	639,900	23,074,532
Neste Oil Oyj	4,074,922	140,537,743
TOTAL FINLAND		163,612,275
France - 12.2%
Alcatel SA sponsored ADR (a)(d)	6,921,900	78,079,032
Alstom SA (a)	425,600	36,940,349
AXA SA	1,034,060	35,561,328
BNP Paribas SA	343,598	33,443,792
Carrefour SA	1,011,400	63,058,214
L'Oreal SA	480,116	48,111,516
Louis Vuitton Moet Hennessy (LVMH)	187,700	18,857,013
Pernod Ricard SA	1,120,400	233,276,300
Renault SA	544,900	59,545,196
Sanofi-Aventis sponsored ADR	678,200	32,139,898
Total SA Series B	2,409,176	164,378,066
TOTAL FRANCE		803,390,704
Germany - 5.6%
BASF AG	293,378	23,613,995
Bayer AG	2,417,500	119,013,528
E.ON AG	791,491	95,382,581
Infineon Technologies AG sponsored ADR (a)(d)	3,554,600	38,247,496

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	471,876	$ 64,994,619
SAP AG sponsored ADR (d)	601,900	27,464,697
TOTAL GERMANY		368,716,916
Greece - 0.3%
Greek Organization of Football Prognostics SA	575,300	20,884,706
Hong Kong - 1.8%
CNOOC Ltd. sponsored ADR (d)	810,100	69,555,186
Shanghai Industrial Holdings Ltd. (H Shares)	5,588,000	10,888,189
Television Broadcasts Ltd.	2,927,000	17,912,105
Wharf Holdings Ltd.	6,053,000	22,474,492
TOTAL HONG KONG		120,829,972
India - 1.4%
Satyam Computer Services Ltd.	4,231,767	68,650,180
State Bank of India	1,223,012	24,968,907
TOTAL INDIA		93,619,087
Italy - 4.6%
Banca Intesa Spa	5,039,100	29,145,352
ENI Spa	1,496,942	45,941,141
FASTWEB Spa	1,192,200	46,127,328
Lottomatica Spa	2,793,052	103,784,537
Unicredito Italiano Spa	9,839,800	75,727,433
TOTAL ITALY		300,725,791
Japan - 16.1%
Aeon Co. Ltd.	1,550,400	36,173,746
Canon, Inc.	1,185,600	56,972,032
Citizen Watch Co. Ltd. (d)	8,311,500	71,189,647
Fuji Television Network, Inc.	16,009	33,372,447
Fujitsu Ltd.	5,019,000	38,917,497
Konica Minolta Holdings, Inc.	5,250,000	66,901,439
Matsushita Electric Industrial Co. Ltd.	4,075,900	84,534,166
Mitsubishi Estate Co. Ltd.	1,608,000	33,310,074
Mitsui Fudosan Co. Ltd.	1,379,000	29,287,963
Mizuho Financial Group, Inc.	8,501	71,403,951
Nikko Cordial Corp.	2,773,000	33,063,157
Nintendo Co. Ltd.	478,800	89,412,194
Nippon Oil Corp.	16,574,000	129,816,415
ORIX Corp.	226,310	59,316,315
Sumco Corp. (d)	536,600	31,171,007
Sumitomo Mitsui Financial Group, Inc.	6,846	72,848,844
T&D Holdings, Inc.	978,950	77,786,607
Takefuji Corp.	241,210	11,823,813
Tokuyama Corp. (d)	2,303,000	30,592,839
TOTAL JAPAN		1,057,894,153
Common Stocks - continued
	Shares	Value
Korea (South) - 1.1%
Hyundai Engineering & Construction Co. Ltd. (a)	556,930	$ 27,638,049
Kookmin Bank	204,770	17,879,724
Lotte Shopping Co. Ltd. GDR (d)(f)	1,395,700	23,950,487
TOTAL KOREA (SOUTH)		69,468,260
Luxembourg - 0.7%
Millicom International Cellular SA unit (a)	1,237,900	43,797,886
Malaysia - 0.3%
UMW Holdings BHD	9,288,800	18,920,454
Netherlands - 1.9%
ING Groep NV (Certificaten Van Aandelen)	1,830,014	74,115,574
Reed Elsevier NV	3,274,400	48,643,113
TOTAL NETHERLANDS		122,758,687
Norway - 2.4%
Aker Kvaerner ASA	372,060	37,479,845
Petroleum Geo-Services ASA (a)	1,028,000	55,619,933
Statoil ASA	2,156,500	63,944,831
TOTAL NORWAY		157,044,609
Philippines - 0.2%
Metropolitan Bank & Trust Co.	21,057,600	15,954,277
Portugal - 0.0%
Sonae Industria SGPS SA (a)	104,040	823,952
Russia - 0.7%
OAO Gazprom sponsored ADR	1,093,100	45,642,391
South Africa - 1.2%
Impala Platinum Holdings Ltd.	194,400	35,816,565
Steinhoff International Holdings Ltd.	13,179,226	40,406,125
TOTAL SOUTH AFRICA		76,222,690
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	6,084,700	129,786,620
Banco Santander Central Hispano SA	2,083,600	31,565,229
Gestevision Telecinco SA	665,923	16,195,743
TOTAL SPAIN		177,547,592
Sweden - 1.7%
OMX AB	5,107,300	80,075,049
TELE2 AB (B Shares) (d)	3,423,200	33,484,883
TOTAL SWEDEN		113,559,932

	Shares	Value
Switzerland - 6.4%
Actelion Ltd. (Reg.) (a)	330,952	$ 41,710,198
Credit Suisse Group (Reg.)	1,162,376	64,976,823
Novartis AG (Reg.)	1,815,649	102,075,782
Roche Holding AG (participation certificate)	1,007,900	179,360,582
Syngenta AG sponsored ADR	1,142,900	32,858,375
TOTAL SWITZERLAND		420,981,760
Taiwan - 0.2%
Formosa Petrochemical Corp.	7,236,780	12,508,451
Thailand - 1.6%
Bangkok Bank Ltd. PCL (For. Reg.)	13,670,200	38,273,672
Thai Oil PCL (For. Reg.)	15,552,900	26,496,621
TMB PCL (For.Reg.) (a)	478,869,800	40,727,965
TOTAL THAILAND		105,498,258
Turkey - 1.2%
Turkiye Garanti Bankasi AS	12,550,000	36,034,322
Yapi ve Kredi Bankasi AS	27,249,711	42,941,585
TOTAL TURKEY		78,975,907
United Kingdom - 13.2%
BAE Systems PLC	16,885,100	112,684,548
BHP Billiton PLC	902,475	17,094,706
British American Tobacco PLC	1,517,000	40,814,886
British Land Co. PLC	1,760,200	44,948,896
GlaxoSmithKline PLC	3,559,900	98,484,628
ITV PLC	29,969,897	54,445,671
LogicaCMG PLC	11,043,929	35,175,193
Prudential PLC	5,402,100	56,764,085
Reuters Group PLC	27,983,700	205,440,555
Rio Tinto PLC (Reg.)	415,738	21,710,876
Rolls-Royce Group PLC	4,151,786	34,183,441
Smiths Group PLC	1,380,000	23,239,850
Standard Chartered PLC (United Kingdom)	2,174,800	55,008,079
The Weir Group PLC	8,491,300	65,510,774
TOTAL UNITED KINGDOM		865,506,188
United States of America - 4.5%
AES Corp. (a)	1,851,400	36,768,804
Forest Oil Corp. (a)	601,300	20,149,563
Global Industries Ltd. (a)(e)	7,915,200	132,025,536
Johnson & Johnson	1,517,000	94,888,350
Titanium Metals Corp.	522,600	15,071,784
TOTAL UNITED STATES OF AMERICA		298,904,037
TOTAL COMMON STOCKS (Cost $5,331,772,847)		5,988,456,494
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	544,237,067	$ 544,237,067
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	101,604,125	101,604,125
TOTAL MONEY MARKET FUNDS (Cost $645,841,192)		645,841,192
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,977,614,039)	6,634,297,686
NET OTHER ASSETS - (1.0)%	(62,774,832)
NET ASSETS - 100%	$ 6,571,522,854
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,950,487 or 0.4% of net assets.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Global Industries Ltd.	$ -	$ 119,403,946	$ -	$ -	$ 132,025,536
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,150,847
Fidelity Securities Lending Cash Central Fund	4,000,325
Total	$ 15,151,172
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,981,037,143. Net unrealized appreciation aggregated $653,260,543, of which $853,192,527 related to appreciated investment securities and $199,931,984 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2006

1.804825.102

PAF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 11.0%
AMP Ltd.	829,204	$ 5,724,752
BHP Billiton Ltd.	772,818	16,306,457
Billabong International Ltd.	269,567	2,984,730
Cochlear Ltd.	52,300	2,127,174
Colorado Group Ltd.	394,800	1,373,420
Computershare Ltd.	2,075,500	12,500,166
ConnectEast Group unit	4,437,878	3,893,600
CSR Ltd.	2,099,300	5,453,115
Downer EDI Ltd.	837,004	4,803,744
HFA Holdings Ltd.	891,637	1,175,133
Macquarie Airports unit	914,831	2,159,047
Macquarie Bank Ltd.	59,017	2,796,967
Macquarie Communications Infrastructure Group unit	557,768	2,589,982
Macquarie Infrastructure Group unit	2,643,148	5,508,849
National Australia Bank Ltd.	439,624	12,029,870
Newcrest Mining Ltd.	297,354	4,365,558
QBE Insurance Group Ltd.	290,971	4,916,191
Reverse Corp. Ltd.	751,900	1,440,358
Seek Ltd.	1,494,021	5,380,530
Sonic Healthcare Ltd.	357,799	3,462,685
Sydney Roads Group unit	881,049	695,357
United Group Ltd.	661,431	7,176,592
Woodside Petroleum Ltd.	117,400	3,849,292
WorleyParsons Ltd. (d)	223,433	3,432,671
TOTAL AUSTRALIA		116,146,240
Bermuda - 0.7%
Peace Mark Holdings Ltd.	2,071,750	1,061,192
Ports Design Ltd.	2,045,500	3,106,382
Sinochem Hong Kong Holding Ltd.	8,777,800	3,253,506
TOTAL BERMUDA		7,421,080
Cayman Islands - 3.2%
AAC Acoustic Technology Holdings, Inc.	2,420,000	2,335,877
Foxconn International Holdings Ltd. (a)	1,890,000	4,392,916
FU JI Food & Catering Services Holdings Ltd.	1,060,000	1,893,515
Hutchison Telecommunications International Ltd. (a)	1,796,000	3,120,423
Kingboard Chemical Holdings Ltd.	2,359,400	6,908,064
Prime Success International Group Ltd.	2,490,000	1,406,816
SinoCom Software Group Ltd.	23,896,000	6,981,110
Solomon Systech International Ltd.	5,296,000	1,288,200
The9 Ltd. sponsored ADR (a)(d)	118,000	2,887,460
Xinao Gas Holdings Ltd.	3,068,000	2,921,867
TOTAL CAYMAN ISLANDS		34,136,248
China - 5.6%
Beijing Media Corp. Ltd. (H Shares)	1,084,000	1,336,498
China Life Insurance Co. Ltd. (H Shares)	5,483,000	9,244,064
China Mengniu Dairy Co. Ltd.	2,372,000	2,869,564

	Shares	Value
China Sun Bio-chem Technology Group Co. Ltd.	5,852,000	$ 3,131,988
Chitaly Holdings Ltd.	2,700,000	410,033
Focus Media Holding Ltd. ADR	125,400	7,851,294
Global Bio-Chem Technology Group Co. Ltd.	5,722,000	1,922,037
Golden Eagle Retail Group Ltd. (H Shares)	1,922,000	1,026,538
Li Ning Co. Ltd.	3,044,000	3,028,290
Macau Success Ltd.	16,700,000	1,934,338
PetroChina Co. Ltd. (H Shares)	10,080,000	11,531,514
Shenzhou International Group Holdings Ltd.	3,828,000	1,566,652
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,046,419
Vision Grande Group Holdings Ltd.	4,392,000	4,160,194
Weichai Power Co. Ltd. (H Shares)	1,877,000	4,459,327
Yantai Changyu Pioneer Wine Co. (B Shares)	1,300,292	3,443,972
TOTAL CHINA		58,962,722
Hong Kong - 5.7%
China Overseas Land & Investment Ltd.	4,822,000	2,823,657
China Overseas Land & Investment Ltd. warrants 7/18/07 (a)	602,750	60,507
China Resources Enterprise Ltd.	1,102,000	2,428,056
China State Construction International Holdings Ltd.	10,980,000	4,196,934
CNOOC Ltd.	6,852,000	5,883,129
Esprit Holdings Ltd.	1,915,000	14,565,643
Giordano International Ltd.	10,184,000	5,413,047
Guangzhou Investment Co. Ltd.	23,638,000	4,106,936
Hanny Holdings Ltd.	236,726	80,736
Hong Kong Land Holdings Ltd.	280,000	1,092,000
IPE Group Ltd.	7,845,000	1,453,881
PYI Corp. Ltd.	12,157,631	4,036,845
Shanghai Industrial Holdings Ltd. (H Shares)	103,000	200,695
Shun Tak Holdings Ltd.	3,890,000	5,016,383
Television Broadcasts Ltd.	419,000	2,564,118
Vtech Holdings Ltd.	628,000	3,511,744
Wharf Holdings Ltd.	660,000	2,450,548
TOTAL HONG KONG		59,884,859
India - 3.2%
Bajaj Auto Ltd.	30,383	1,608,796
Cipla Ltd.	402,940	2,045,029
Everest Kanto Cylinder Ltd.	28,034	190,812
Financial Technology (India) Ltd.	322,415	7,957,410
Geodesic Information Systems Ltd.	748,445	2,077,941
HCL Infosystems Ltd.	227,933	697,769
IVRCL Infrastructures & Projects Ltd.	604,455	2,462,017
Max India Ltd. (a)	218,465	3,126,633
Pfizer Ltd.	85,600	1,285,841
Praj Industries Ltd.	539,390	1,807,246
Common Stocks - continued
	Shares	Value
India - continued
Punj Lloyd Ltd.	110,526	$ 1,505,055
Reliance Industries Ltd.	48,441	1,019,657
Shree Renuka Sugars Ltd.	120,690	1,887,695
State Bank of India	208,783	4,262,496
Suzlon Energy Ltd.	104,027	2,424,053
TOTAL INDIA		34,358,450
Indonesia - 1.8%
PT Kalbe Farma Tbk	9,088,500	1,202,452
PT Mitra Adiperkasa Tbk	29,415,000	2,691,791
PT Perusahaan Gas Negara Tbk Series B	10,528,500	13,697,549
PT Semen Gresik Tbk	559,500	1,569,937
TOTAL INDONESIA		19,161,729
Japan - 43.7%
Access Co. Ltd. (a)(d)	1,103	6,359,206
Aeon Co. Ltd.	137,200	3,201,134
Aida Engineering Ltd.	391,000	2,629,403
ARRK Corp.	202,800	4,015,316
Aruze Corp.	108,100	2,017,741
Asics Corp.	447,000	4,417,366
Bandai Visual Co. Ltd.	710	2,526,646
Canon, Inc.	143,400	6,890,848
Commuture Corp.	234,000	2,234,889
Credit Saison Co. Ltd.	89,800	3,892,769
CyberAgent, Inc. (d)	1,060	1,248,147
Daiei, Inc. (a)(d)	130,200	2,396,180
Daiichi Sankyo Co. Ltd.	306,600	8,423,812
Daiwa House Industry Co. Ltd.	257,000	4,187,318
Daiwa Securities Group, Inc.	530,000	5,921,762
eAccess Ltd. (d)	3,893	2,421,028
East Japan Railway Co.	698	5,193,144
EDION Corp. (d)	95,900	1,798,386
Fuji Television Network, Inc.	1,614	3,364,553
Fujikura Ltd.	390,000	4,860,968
Fujitsu Ltd.	806,000	6,249,751
Hamakyorex Co. Ltd. (d)	133,200	3,938,491
Hamamatsu Photonics KK (d)	96,900	3,287,754
Hitachi Metals Ltd.	210,000	1,958,046
Horiba Ltd.	106,100	3,201,971
Ise Chemical Corp.	527,000	5,837,680
Japan Excellent, Inc.	253	1,301,963
Japan Logistics Fund, Inc.	683	5,051,758
Japan Tobacco, Inc.	2,076	7,949,097
Jeans Mate Corp.	165,800	1,872,752
JSR Corp.	223,700	5,268,120
Kahma Co. Ltd. (d)	81,700	1,899,089
Kansai Urban Banking Corp. (d)	637,600	2,513,696
Kato Works Co. Ltd.	140,000	549,498
Keihanshin Real Estate Co. Ltd.	204,000	1,371,862
Kobayashi Pharmaceutical Co. Ltd.	67,500	2,784,780
Konica Minolta Holdings, Inc.	446,000	5,683,437
Kuraray Co. Ltd.	381,000	4,200,471

	Shares	Value
Kyoritsu Maintenance Co. Ltd. (d)	68,000	$ 2,046,228
Leopalace21 Corp.	110,200	3,854,357
Lintec Corp.	198,100	4,958,980
Mandom Corp. (d)	191,800	4,717,628
Miraca Holdings, Inc.	128,900	3,507,789
Mitsubishi Estate Co. Ltd.	381,000	7,892,499
Mitsui & Co. Ltd.	475,000	7,237,898
Mizuho Financial Group, Inc.	2,525	21,208,679
Musashi Seimitsu Industry Co. Ltd. (d)	162,400	3,491,635
Nabtesco Corp.	288,000	3,295,735
Nidec Corp.	43,800	3,109,743
Nidec Sankyo Corp. (d)	252,000	2,965,094
Nintendo Co. Ltd.	101,700	18,991,688
Nippon Electric Glass Co. Ltd.	580,000	12,950,720
Nippon Oil Corp.	147,000	1,151,382
Nippon Seiki Co. Ltd.	24,000	477,279
Nissan Motor Co. Ltd. (d)	786,800	8,477,770
Nissin Food Products Co. Ltd.	98,700	3,615,700
Nitto Denko Corp.	82,300	5,979,581
Nittoku Engineering Co. Ltd.	140,500	1,084,540
NTT DoCoMo, Inc.	3,629	5,276,566
NTT Urban Development Co.	461	3,474,086
Omron Corp.	173,400	4,363,358
Opt, Inc. (a)	692	2,190,981
Organo Corp.	259,000	2,175,464
Oricon, Inc. (d)	584	427,876
ORIX Corp.	44,760	11,731,688
Rakuten, Inc.	7,484	3,557,593
Sanyo Special Steel Co. Ltd.	93,000	730,048
Seikoh Giken Co. Ltd.	14,600	452,071
SFCG Co. Ltd.	20,530	3,592,078
Showa Denko KK	1,090,000	4,449,368
Sompo Japan Insurance, Inc.	679,000	9,173,755
St. Marc Holdings Co. Ltd.	34,500	2,241,823
Stanley Electric Co. Ltd.	583,300	12,388,447
Sumitomo Electric Industries Ltd.	433,100	5,677,709
Sumitomo Metal Industries Ltd.	1,668,000	6,663,271
Sumitomo Mitsui Financial Group, Inc.	1,975	21,016,136
Sysmex Corp.	53,200	2,440,750
T&D Holdings, Inc.	151,300	12,022,181
Takara Holdings, Inc. (d)	649,000	3,634,174
Take & Give Needs Co. Ltd.	2,023	2,064,466
Takeda Pharamaceutical Co. Ltd.	115,400	7,448,408
Takefuji Corp.	99,990	4,901,385
Telewave, Inc.	1,103	2,972,761
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	399,000	1,374,662
The Sumitomo Warehouse Co. Ltd. (d)	401,000	2,679,163
Tohcello Co. Ltd.	147,000	1,793,746
Token Corp.	68,000	4,774,531
Tokyo Tomin Bank Ltd.	80,500	3,552,813
Toyota Motor Corp.	474,200	24,947,661
Trend Micro, Inc.	146,500	4,804,536
Tsutsumi Jewelry Co. Ltd.	76,200	2,798,099
Common Stocks - continued
	Shares	Value
Japan - continued
Uni-Charm Corp.	64,400	$ 3,566,856
UNY Co. Ltd.	175,000	2,513,956
Usen Corp. (d)	90,030	895,196
Valor Co. Ltd.	176,900	3,139,917
Yaskawa Electric Corp.	325,000	3,761,666
Yasuragi Co. Ltd.	46,200	733,397
Yokogawa Electric Corp.	224,000	2,983,410
TOTAL JAPAN		463,321,809
Korea (South) - 13.5%
Binggrea Co. Ltd.	38,230	1,466,921
CDNetworks Co. Ltd.	151,670	5,700,626
Cheil Industries, Inc.	106,768	3,923,527
China LotSynergy Holdings Ltd. (a)	16,436,000	2,115,288
Core Logic, Inc.	54,100	1,625,577
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	63,561	2,003,022
Doosan Co. Ltd. (a)	47,970	1,702,542
Doosan Heavy Industries & Construction Co. Ltd.	99,822	3,741,431
Hyundai Engineering & Construction Co. Ltd. (a)	120,890	5,999,253
Hyundai Mipo Dockyard Co. Ltd.	30,660	2,882,550
Hyundai Motor Co.	143,980	11,019,147
Hyunjin Materials Co. Ltd.	118,199	2,128,485
INTOPS Co. Ltd.	119,506	3,040,356
KH Vatec Co. Ltd. (a)	106,788	1,498,151
Kookmin Bank	98,640	8,612,863
Korea Information Service, Inc.	7,811	204,444
Korean Reinsurance Co.	356,926	4,110,544
Kyeryong Construction Industrial Co. Ltd.	67,780	2,284,998
LG Electronics, Inc.	52,340	3,068,670
LG Household & Health Care Ltd.	51,550	3,977,632
LG.Philips LCD Co. Ltd. (a)	60,159	2,119,406
Macquarie Korea Infrastructure Fund GDR (e)	258,800	1,739,136
Neowiz Corp.	26,149	2,258,590
NHN Corp. (a)	151,404	16,834,115
Orion Corp.	22,861	5,744,271
Phoenix PDE Co. Ltd.	708,094	3,076,575
S.M. Entertainment Co. Ltd.	269,538	2,153,143
S1 Corp.	34,900	1,527,320
Samsung Corp.	143,446	4,017,359
Samsung Electronics Co. Ltd.	20,072	12,776,816
Samyang Genex Co. Ltd.	32,830	2,553,807
Seoul Semiconductor Co. Ltd.	96,257	1,849,255
SFA Engineering Corp.	166,976	5,541,684
Taewoong Co. Ltd.	52,527	1,212,606
TSM Tech Co. Ltd.	195,659	3,482,388
Woongjin Coway Co. Ltd.	124,340	2,785,820
YBM Sisa.com, Inc.	120,314	2,557,058
TOTAL KOREA (SOUTH)		143,335,376

	Shares	Value
Malaysia - 1.3%
Bumiputra-Commerce Holdings BHD	1,512,900	$ 2,543,906
IOI Corp. BHD	1,051,600	4,686,556
POS Malaysia & Services Holding BHD	1,909,400	2,328,346
Tenaga Nasional BHD	1,757,425	4,396,566
TOTAL MALAYSIA		13,955,374
New Zealand - 0.3%
Pumpkin Patch Ltd.	1,244,230	3,303,742
Philippines - 0.4%
Philippine Long Distance Telephone Co.	92,000	3,699,660
Singapore - 3.1%
Ascendas Real Estate Investment Trust (A-REIT)	2,447,550	3,007,409
CapitaCommercial Trust (REIT)	33,000	39,503
Citiraya Industries Ltd. (a)	1,791,000	11
Cosco Corp. Singapore Ltd.	4,272,000	4,139,823
Ezra Holdings Ltd.	887,000	1,404,503
GES International Ltd.	2,930,000	2,245,495
Goodpack Ltd. (a)	1,519,000	1,683,662
HTL International Holdings Ltd.	3,971,250	2,942,878
Keppel Corp. Ltd.	766,000	7,422,998
KS Energy Services Ltd.	282,000	364,366
Mapletree Logistics Trust (REIT)	2,059,000	1,160,661
Mediaring Ltd. (a)	10,066,750	2,327,241
Pertama Holdings Ltd.	10,601,000	2,618,608
Raffles Education Corp. Ltd.	2,301,000	3,497,736
TOTAL SINGAPORE		32,854,894
Taiwan - 5.0%
Chi Mei Optoelectronics Corp.	1,778,000	2,025,267
Chinatrust Financial Holding Co., Ltd. warrants (UBS Warrant Programme) 12/14/06 (a)	5,154,000	4,013,590
Chipbond Technology Corp.	1,431,231	1,577,824
Formosan Rubber Group	8,007,000	3,618,873
Holtek Semiconductor, Inc.	1,109,189	1,991,703
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,199,071	7,103,762
MediaTek, Inc.	286,400	2,610,713
Opto Technology Corp. (a)	6,446,000	2,765,721
Phoenix Precision Technology Corp.	1,675,434	2,194,959
Shin Kong Financial Holding Co.:
warrants (UBS Warrant Programme) 12/14/06 (a)	3,181,000	3,307,723
warrants (UBS Warrant Programme) 12/19/06 (a)	4,509,000	4,688,627
Springsoft, Inc.	1,978,981	2,946,171
Taishin Financial Holdings Co. Ltd.	6,793,000	3,734,013
Taiwan Secom Co.	1,430,260	2,507,083
Tong Yang Industry Co. Ltd.	2,361,000	1,824,140
Tsann Kuen Enterprise Co. Ltd.	3,426,000	4,352,336
Wistron Corp.	1,996,981	2,091,750
TOTAL TAIWAN		53,354,255
Common Stocks - continued
	Shares	Value
Thailand - 1.4%
AAPICO Hitech PCL (For. Reg.)	11,800	$ 4,270
ACL Bank PCL (For. Reg.) (a)	8,517,800	805,434
Bangkok Bank Ltd. PCL (For. Reg.)	962,800	2,695,637
Bumrungrad Hospital PCL (For. Reg.)	2,528,600	2,370,980
Khon Kaen Sugar Industry PCL (For. Reg.)	8,372,100	2,344,011
Sino Thai Engineering & Construction PCL (For. Reg.)	10,787,100	1,552,818
Thai Oil PCL (For. Reg.)	992,000	1,690,016
Total Access Communication PCL (a)	644,676	2,514,236
True Corp. PCL (a)	5,273,000	1,253,487
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		15,230,889
TOTAL COMMON STOCKS (Cost $914,284,203)		1,059,127,327
Convertible Bonds - 0.1%
Principal Amount
India - 0.1%
Zee Telefilms Ltd. 0.5% 4/29/09 (Cost $650,000)	$ 500,000	573,326
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	2,440,362	$ 2,440,362
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	42,441,480	42,441,480
TOTAL MONEY MARKET FUNDS (Cost $44,881,842)		44,881,842
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $959,816,045)	1,104,582,495
NET OTHER ASSETS - (4.2)%	(44,834,678)
NET ASSETS - 100%	$ 1,059,747,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,739,136 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 366,184
Fidelity Securities Lending Cash Central Fund	594,581
Total	$ 960,765
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $966,155,874. Net unrealized appreciation aggregated $138,426,621, of which $207,032,921 related to appreciated investment securities and $68,606,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

July 31, 2006

1.804844.102

SEA-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 0.7%
HFA Holdings Ltd.	1,100,000	$ 1,449,745
Seek Ltd.	2,100,000	7,562,887
TOTAL AUSTRALIA		9,012,632
Bermuda - 1.3%
Asia Financial Holdings Ltd.	6,000,000	3,243,201
eSun Holdings Ltd. (a)	3,602,000	2,990,039
FibreChem Technologies Ltd.	6,200,000	4,751,560
NWS Holdings Ltd.	3,400,000	6,546,119
TOTAL BERMUDA		17,530,919
Cayman Islands - 3.1%
AAC Acoustic Technology Holdings, Inc.	15,760,000	15,212,159
China Haisheng Juice Holdings Co. Ltd.	5,000,000	521,229
Foxconn International Holdings Ltd. (a)	6,410,000	14,898,727
International Entertainment Co. (a)	38,000	7,336
New World China Land Ltd.	12,000,000	4,664,033
The9 Ltd. sponsored ADR (a)(d)	225,000	5,505,750
TOTAL CAYMAN ISLANDS		40,809,234
China - 10.6%
Angang New Steel Co. Ltd. (H Shares)	6,160,000	4,851,829
Anhui Conch Cement Co. Ltd. (H Shares)	4,320,000	7,255,505
Anhui Expressway Co. Ltd. (H Shares)	3,600,000	2,654,792
Baidu.com, Inc. sponsored ADR (d)	54,000	3,882,600
China Life Insurance Co. Ltd. (H Shares)	6,600,000	11,127,270
China Mengniu Dairy Co. Ltd.	4,000,000	4,839,063
China Oilfield Services Ltd. (H Shares)	12,000,000	6,517,291
China Petroleum & Chemical Corp. (H Shares)	17,200,000	9,893,437
China Shenhua Energy Co. Ltd. (H Shares)	4,017,000	7,227,405
Dongfang Electrical Machinery Co. Ltd. (H Shares)	1,350,000	2,602,669
Focus Media Holding Ltd. ADR	230,000	14,400,300
Harbin Power Equipment Co. Ltd. (H Shares)	5,480,000	6,107,618
Li Ning Co. Ltd.	5,000,000	4,974,196
PetroChina Co. Ltd. (H Shares)	20,600,000	23,566,388
Shanghai Electric (Group) Corp. (H Shares)	37,360,000	13,943,707
Shanghai Forte Land Co. Ltd. (H Shares)	11,400,000	3,755,936
Sina Corp. (a)	215,000	4,592,400
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,200,000	3,008,198
Tencent Holdings Ltd.	2,860,000	5,462,272
TOTAL CHINA		140,662,876
Hong Kong - 14.7%
Cheung Kong Holdings Ltd.	1,487,000	16,113,744
China Mobile (Hong Kong) Ltd.	5,780,000	37,373,482
China Resources Enterprise Ltd.	2,720,000	5,993,025
CLP Holdings Ltd.	2,452,000	14,547,715
CNOOC Ltd.	24,678,000	21,188,538

	Shares	Value
Dynasty Fine Wines Group Ltd.	11,400,000	$ 4,137,398
Esprit Holdings Ltd.	1,320,000	10,040,025
Guangnan Holdings Ltd.	9,606,000	1,854,416
Hanny Holdings Ltd.	192,642	65,701
Hong Kong & China Gas Co. Ltd.	6,240,000	14,118,119
Hong Kong Exchanges & Clearing Ltd.	1,228,000	7,981,107
Hong Kong Land Holdings Ltd.	1,690,000	6,591,000
Midland Holdings Ltd.	10,000,000	4,916,282
MTR Corp. Ltd.	2,822,034	7,220,246
New World Development Co. Ltd.	4,980,000	8,524,215
PYI Corp. Ltd.	16,192,314	5,376,529
Shui On Construction & Materials Ltd.	550,000	962,665
Sun Hung Kai Properties Ltd.	1,640,000	17,244,051
Swire Pacific Ltd. (A Shares)	1,076,000	11,175,300
TOTAL HONG KONG		195,423,558
Indonesia - 8.3%
Bakrie Telecom PT	80,000,000	1,455,353
PT Astra International Tbk	4,000,000	4,233,754
PT Bakrie & Brothers Tbk (a)	337,536,000	6,326,498
PT Bank Danamon Indonesia Tbk Series A	4,000,000	1,874,318
PT Bank Rakyat Indonesia Tbk	16,400,000	7,729,908
PT Bumi Resources Tbk	32,000,000	2,928,346
PT Ciputra Development Tbk (a)	14,000,000	710,036
PT Citra Marga Nusaphala Persada Tbk	8,000,000	529,219
PT Energi Mega Persada Tbk (a)	84,480,000	6,147,410
PT Gadjah Tunggal Tbk	22,000,000	1,309,818
PT Hexindo Adiperkasa Tbk	22,500,000	1,959,765
PT Indosat Tbk	5,746,500	2,708,531
PT Jakarta International Hotel & Development Tbk (a)	52,000,000	2,751,940
PT Medco Energi International Tbk	17,700,000	7,415,684
PT Pabrik Kertas Tjiwi Kimia Tbk (a)	7,000,000	1,697,912
PT Perusahaan Gas Negara Tbk Series B	35,400,000	46,055,301
PT Perushahaan Perkebunan London Sumatra Tbk	6,600,000	3,256,352
PT Telkomunikasi Indonesia Tbk Series B	6,900,000	5,667,607
PT United Tractors Tbk	9,000,000	5,556,802
TOTAL INDONESIA		110,314,554
Korea (South) - 25.9%
Celrun Co. Ltd. (a)	320,000	1,976,653
Cheil Industries, Inc.	315,000	11,575,669
Chong Kun Dang Pharmaceutical Corp.	104,000	3,266,503
Daewoo Engineering & Construction Co. Ltd.	415,000	7,082,134
Daewoo Securities Co. Ltd.	305,000	4,422,604
Daishin Securities Co. Ltd.	240,000	4,409,779
Dongkuk Steel Mill Co. Ltd.	325,000	5,086,897
Doosan Heavy Industries & Construction Co. Ltd.	85,140	3,191,134
Hanbit Soft, Inc. (a)	400,000	3,463,330
Hanmi Pharm Co. Ltd.	73,740	7,403,723
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hynix Semiconductor, Inc. (a)	255,000	$ 8,676,648
Hynix Semiconductor, Inc. sponsored GDR (a)	106,378	3,590,258
Hyundai Department Store Co. Ltd.	136,310	9,904,114
Hyundai Heavy Industries Co. Ltd.	86,500	10,233,471
Hyundai Mipo Dockyard Co. Ltd.	123,000	11,564,048
Hyunjin Materials Co. Ltd.	5,000	90,038
INI Steel Co.	165,000	5,648,851
Kookmin Bank	483,000	42,173,691
Korea Investment Holdings Co. Ltd.	290,590	10,906,823
Korean Reinsurance Co.	474,087	5,459,831
Kyeryong Construction Industrial Co. Ltd.	20,180	680,308
Macquarie Korea Infrastructure Fund GDR (f)	1,302,400	8,752,128
Meritz Fire & Marine Insurance Co. Ltd.	580,000	3,054,389
NHN Corp. (a)	66,498	7,393,695
POSCO	71,500	17,441,763
Samsung Corp.	69,000	1,932,419
Samsung Electronics Co. Ltd.	98,672	62,809,587
Samsung Electronics Co. Ltd. GDR	8,200	2,609,650
Samsung Engineering Co. Ltd.	330,000	15,253,625
Samsung Fire & Marine Insurance Co. Ltd.	45,000	6,077,580
Samsung Securities Co. Ltd.	52,000	2,820,081
Shinhan Financial Group Co. Ltd.	658,670	32,411,130
Shinsegae Co. Ltd.	22,400	11,069,256
SK Corp.	136,000	9,525,624
Tong Yang Major Corp. (a)	470,000	2,142,962
TOTAL KOREA (SOUTH)		344,100,396
Malaysia - 4.2%
Bintulu Port Holdings BHD	700,000	907,177
Bumiputra-Commerce Holdings BHD	2,550,000	4,287,765
Bursa Malaysia BHD	4,280,000	6,962,679
DiGi.com BHD	780,000	2,601,777
IJM Corp. BHD	1,400,000	2,162,679
Lafarge Malayan Cement BHD	15,000,000	3,034,860
Pantai Holdings BHD	1,964,900	1,219,500
POS Malaysia & Services Holding BHD	5,000,000	6,097,061
PPB Oil Palms BHD	1,800,000	3,666,439
Public Bank BHD (For. Reg.)	1,490,625	2,710,227
Scomi Marine BHD	4,600,000	1,295,420
Telekom Malaysia BHD	4,043,200	10,004,364
Tenaga Nasional BHD	4,220,000	10,557,211
TOTAL MALAYSIA		55,507,159
Papua New Guinea - 0.3%
Oil Search Ltd.	1,060,000	3,346,367
Philippines - 0.9%
Bank of the Philippine Islands (BPI)	2,160,000	2,265,954
Philippine Long Distance Telephone Co.	246,000	9,892,569
TOTAL PHILIPPINES		12,158,523

	Shares	Value
Singapore - 8.3%
Advanced Holdings Ltd.	6,000,000	$ 1,976,122
Cosco Corp. Singapore Ltd.	18,100,000	17,539,982
DBS Group Holdings Ltd.	460,000	5,273,459
GigaMedia Ltd. (a)	167,000	1,462,920
Hotel Properties Ltd.	1,840,000	2,144,346
Inter-Roller Engineering Ltd.	4,600,000	2,826,108
Keppel Corp. Ltd.	1,485,000	14,390,537
Keppel Land Ltd.	830,000	2,060,740
Labroy Marine Ltd.	3,400,000	3,187,130
Metro Holdings Ltd.	3,038,000	1,472,002
Rotary Engineering Ltd.	4,500,000	1,738,607
SembCorp Marine Ltd.	4,580,000	9,688,824
Singapore Exchange Ltd.	6,130,000	14,365,519
Singapore Land Ltd.	1,400,000	5,586,344
Singapore Petroleum Co. Ltd.	2,500,000	7,917,155
The Ascott Group Ltd.	17,000,000	11,521,044
Uol Group Ltd.	3,500,000	6,384,394
Wilmar International Ltd. (a)(e)	2,475,000	1,254,077
TOTAL SINGAPORE		110,789,310
Taiwan - 14.4%
Alpha Networks, Inc.	3,776,640	3,557,972
Avermedia Technologies, Inc.	2,275,000	2,313,489
China Life Insurance Co. Ltd. (TW) (a)	1,524,000	712,063
China Steel Corp.	3,200,500	2,570,486
Chong Hong Construction Co. Ltd.	2,657,000	7,854,321
Epistar Corp.	2,382,941	6,854,976
Everlight Electronics Co. Ltd.	1,650,000	4,227,539
Far East Department Stores Co. Ltd.	9,600,000	4,822,574
Far EasTone Telecommunications Co. Ltd.	7,030,000	7,803,717
Farglory Developers Co. Ltd.	3,100,000	3,739,388
Foxconn Technology Co. Ltd.	752,300	5,433,303
Goldsun Development & Construction Co. Ltd.	8,200,000	3,330,483
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,444,188	32,253,481
Huaku Construction Co. Ltd.	3,520,000	7,019,361
Hung Poo Real Estate Development Co. Ltd.	5,038,000	4,969,382
Inventec Corp.	8,311,000	4,898,378
King Yuan Electronics Co. Ltd.	7,120,820	4,979,746
MediaTek, Inc.	610,000	5,560,526
Nan Ya Printed Circuit Board Corp.	2,150,000	13,853,600
Phison Electronics Corp.	38,881	137,733
Phoenix Precision Technology Corp.	7,451,320	9,761,853
Powerchip Semiconductor Corp.	3,000,000	1,969,706
Shin Kong Financial Holding Co.:
warrants (UBS Warrant Programme) 12/13/06 (a)	600,000	623,903
warrants (UBS Warrant Programme) 12/20/06 (a)	600,000	623,903
Shin Kong Financial Holding Co. Ltd.	3,800,000	3,951,322
Silitech Technology Corp.	1,160,000	6,907,714
Taiwan Chi Cheng Enterprise Co. Ltd.	1,300,000	3,029,072
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	2,900,000	$ 4,649,423
Taiwan Semiconductor Manufacturing Co. Ltd.	12,950,604	21,672,665
TECO Electric & Machinery Co. Ltd.	3,800,000	1,305,503
Unimicron Technology Corp.	3,250,000	3,969,951
Walsin Lihwa Corp.	1,800,000	717,340
Yulon Motor Co. Ltd.	4,313,750	4,597,504
TOTAL TAIWAN		190,672,377
Thailand - 2.1%
Airports of Thailand PCL (For. Reg.)	1,400,000	2,163,233
Aromatics (Thailand) PCL	2,458,400	1,753,217
Bangkok Dusit Medical Service PCL (For. Reg.)	2,600,000	2,111,727
Central Pattana PCL (For. Reg.)	5,216,600	2,617,945
Glow Energy PCL (For. Reg.)	1,383,400	1,096,197
PTT Exploration & Production PCL (For. Reg.)	850,000	2,626,783
Thai Oil PCL (For. Reg.)	3,378,700	5,756,105
Total Access Communication PCL (a)	1,868,600	7,287,540
True Corp. PCL (a)	8,940,000	2,125,198
TOTAL THAILAND		27,537,945
United Kingdom - 0.4%
HSBC Holdings PLC (Hong Kong) (Reg.)	288,022	5,239,696
Shin Kong Financial Holding Co. warrants (UBS Warrant Programme) 1/31/07 (a)	612,000	636,293
TOTAL UNITED KINGDOM		5,875,989
TOTAL COMMON STOCKS (Cost $1,004,768,347)		1,263,741,839
Nonconvertible Preferred Stocks - 2.2%

Korea (South) - 2.2%
Hyundai Motor Co.	70,000	3,202,638
Hyundai Motor Co. Series 2	282,660	13,583,306
Samsung Electronics Co. Ltd.	27,300	12,990,473
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,386,417)		29,776,417
Investment Companies - 0.6%
	Shares	Value
Hong Kong - 0.6%
iShares FTSE/Xinhua A50 China Tracker (Cost $7,896,810)	1,012,000	$ 7,469,428
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.3% (b)	22,248,474	22,248,474
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	7,550,400	7,550,400
TOTAL MONEY MARKET FUNDS (Cost $29,798,874)		29,798,874
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,057,850,448)	1,330,786,558
NET OTHER ASSETS - (0.3)%	(3,572,842)
NET ASSETS - 100%	$ 1,327,213,716
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,752,128 or 0.7% of net assets.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Wilmar International Ltd.	$ -	$ 1,266,618	$ -	$ -	$ 1,254,077
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,059,470
Fidelity Securities Lending Cash Central Fund	99,257
Total	$ 1,158,727
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,058,041,101. Net unrealized appreciation aggregated $272,745,457, of which $314,759,592 related to appreciated investment securities and $42,014,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2006

1.804829.102

WLD-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 2.6%
AMP Ltd.	208,400	$ 1,438,775
Australia & New Zealand Banking Group Ltd.	82,800	1,601,999
Babcock & Brown Japan Property Trust	781,100	993,540
BHP Billiton Ltd.	243,700	5,142,069
Billabong International Ltd.	208,000	2,303,041
Commonwealth Bank of Australia	27,400	940,587
Computershare Ltd.	309,200	1,862,227
CSL Ltd.	55,500	2,243,293
Downer EDI Ltd.	307,500	1,764,808
Dyno Nobel Ltd.	113,700	211,708
Fosters Group Ltd.	375,900	1,549,620
Macquarie Airports unit	206,210	486,666
Macquarie Bank Ltd.	38,300	1,815,135
Macquarie Communications Infrastructure Group unit	149,800	695,593
Macquarie Infrastructure Group unit	161,000	335,556
Mortgage Choice Ltd.	119,900	227,846
Multiplex Group unit	588,400	1,609,576
National Australia Bank Ltd.	112,500	3,078,450
QBE Insurance Group Ltd.	111,000	1,875,435
Seek Ltd.	211,400	761,331
Sydney Roads Group unit	53,666	42,355
Transurban Group unit	91,200	494,765
Woolworths Ltd.	159,700	2,329,927
TOTAL AUSTRALIA		33,804,302
Austria - 0.4%
Austriamicrosystems AG (a)	11,400	618,795
C.A.T. oil AG Bearer	18,600	374,200
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	14,900	720,761
OMV AG	34,600	2,122,307
Telekom Austria AG	45,300	1,023,613
TOTAL AUSTRIA		4,859,676
Belgium - 0.1%
Almancora SCA (Certificaten Van Aandelen)	12,000	1,580,337
Bermuda - 1.1%
Allied World Assurance Holdings Ltd.	46,000	1,605,400
Endurance Specialty Holdings Ltd.	118,100	3,585,516
Lazard Ltd. Class A	146,000	5,701,300
Marvell Technology Group Ltd. (a)	125,800	2,333,590
Ports Design Ltd.	248,000	376,623
TOTAL BERMUDA		13,602,429
Brazil - 0.1%
Banco Nossa Caixa SA	25,200	532,966
CSU Cardsystem SA sponsored ADR (e)	14,600	232,996
TOTAL BRAZIL		765,962

	Shares	Value
Canada - 0.3%
Bombardier, Inc. Class B (sub. vtg.)	577,300	$ 1,530,488
Ultra Petroleum Corp. (a)	36,000	2,108,160
TOTAL CANADA		3,638,648
Cayman Islands - 0.9%
Foxconn International Holdings Ltd. (a)	562,000	1,306,253
GlobalSantaFe Corp.	61,900	3,400,167
Herbalife Ltd. (a)	87,000	3,107,640
Noble Corp.	48,800	3,501,400
Xinao Gas Holdings Ltd.	558,000	531,422
TOTAL CAYMAN ISLANDS		11,846,882
China - 1.0%
Bank of China Ltd. (H Shares)	993,000	438,346
China Shenhua Energy Co. Ltd. (H Shares)	601,000	1,081,322
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	30,300	307,848
Focus Media Holding Ltd. ADR	184,300	11,539,023
TOTAL CHINA		13,366,539
Denmark - 0.1%
Vestas Wind Systems AS (a)	61,100	1,647,365
Finland - 1.2%
Citycon Oyj	91,200	442,678
Fortum Oyj	86,900	2,355,456
Metso Corp.	30,000	1,081,788
Neste Oil Oyj	97,800	3,372,970
Nokia Corp. sponsored ADR	435,100	8,636,735
TOTAL FINLAND		15,889,627
France - 6.6%
Alcatel SA (RFD)	107,100	1,208,088
Alstom SA (a)	31,600	2,742,751
April Group	34,800	1,733,619
AXA SA	109,600	3,769,144
BNP Paribas SA	40,082	3,901,344
Carrefour SA	80,200	5,000,266
Compagnie Generale de Geophysique SA (a)	19,900	3,439,227
Electricite de France	30,700	1,581,527
Groupe Danone	21,300	2,815,982
Icade SA	33,000	1,525,501
L'Oreal SA	49,700	4,980,343
Louis Vuitton Moet Hennessy (LVMH)	31,700	3,184,695
Neopost SA	26,900	2,929,251
Nexity	34,600	1,981,763
Orpea (a)	25,800	1,779,604
Pernod Ricard SA	20,800	4,330,727
Renault SA	43,200	4,720,779
Sanofi-Aventis sponsored ADR	91,400	4,331,446
Schneider Electric SA	19,000	1,953,707
Societe Generale Series A	27,300	4,073,009
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	42,200	$ 1,610,118
Suez SA (France)	103,500	4,291,398
Total SA Series B	136,196	9,292,652
Veolia Environnement	26,800	1,455,586
Vinci SA	25,900	2,631,782
Vivendi Universal SA sponsored ADR	95,400	3,220,704
TOTAL FRANCE		84,485,013
Germany - 4.5%
ADVA AG Optical Networking (a)	28,650	241,168
Allianz AG (Reg.)	39,800	6,260,540
Bayer AG	92,100	4,534,083
Bilfinger Berger AG	23,700	1,237,871
Continental AG	8,600	878,817
Deutsche Boerse AG	22,400	3,180,295
Deutsche Postbank AG (d)	26,700	1,952,525
E.ON AG	71,100	8,568,261
Fresenius Medical Care AG	13,100	1,569,582
GFK AG	32,877	1,154,874
Hypo Real Estate Holding AG	16,600	923,223
Infineon Technologies AG sponsored ADR (a)	248,400	2,672,784
KarstadtQuelle AG (a)(d)	29,600	696,452
Linde AG	35,814	3,026,165
Merck KGaA	17,400	1,587,373
MPC Muenchmeyer Petersen Capital AG	6,600	478,010
MTU Aero Engines Holding AG	23,500	835,693
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	17,400	2,396,618
Pfleiderer AG	104,000	2,457,621
Premiere AG (a)(d)	87,000	1,077,956
Puma AG	4,100	1,486,875
Q-Cells AG	14,100	1,009,676
RWE AG	56,500	4,963,150
SAP AG sponsored ADR	17,800	812,214
SGL Carbon AG (a)	76,200	1,403,557
SolarWorld AG	12,800	699,620
Wincor Nixdorf AG	11,800	1,556,712
TOTAL GERMANY		57,661,715
Greece - 0.2%
EFG Eurobank Ergasias SA	34,200	965,447
Greek Organization of Football Prognostics SA	35,800	1,299,622
TOTAL GREECE		2,265,069
Hong Kong - 0.4%
Chaoda Modern Agriculture (Holdings) Ltd.	1,156,000	624,857
CNOOC Ltd.	1,943,700	1,668,861
Esprit Holdings Ltd.	338,000	2,570,855
TOTAL HONG KONG		4,864,573

	Shares	Value
India - 0.2%
Infosys Technologies Ltd.	65,280	$ 2,324,179
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	561,000	729,859
Ireland - 0.5%
AgCert International (a)	148,500	478,524
Allied Irish Banks PLC	83,600	2,008,072
C&C Group PLC	189,900	1,989,064
Paddy Power PLC (Ireland)	61,300	1,023,401
Ryanair Holdings PLC sponsored ADR (a)	12,300	695,073
TOTAL IRELAND		6,194,134
Israel - 0.2%
Bank Hapoalim BM (Reg.)	245,500	1,097,819
Ormat Industries Ltd.	166,200	1,713,843
TOTAL ISRAEL		2,811,662
Italy - 1.7%
Azimut Holdings Spa	38,500	392,539
ENI Spa	101,251	3,107,393
FASTWEB Spa	24,600	951,797
Fiat Spa (a)	203,000	2,872,807
Geox Spa	76,800	915,179
Lottomatica Spa	95,485	3,548,042
Mediobanca Spa	36,200	735,402
Milano Assicurazioni Spa	189,200	1,295,618
Pirelli & C. Real Estate Spa	22,500	1,263,139
Saras Raffinerie Sarde Spa	68,300	430,544
Unicredito Italiano Spa	748,700	5,762,020
TOTAL ITALY		21,274,480
Japan - 9.5%
Aeon Co. Ltd.	138,700	3,236,132
Aeon Fantasy Co. Ltd.	3,100	115,456
Asics Corp.	126,000	1,245,164
Canon, Inc.	105,050	5,048,003
Credit Saison Co. Ltd.	17,300	749,943
Daiwa House Industry Co. Ltd.	87,000	1,417,497
Daiwa Securities Group, Inc.	246,000	2,748,591
East Japan Railway Co.	289	2,150,170
Fanuc Ltd.	26,700	2,226,358
Fast Retailing Co. Ltd.	14,900	1,212,534
Fullcast Co. Ltd.	175	518,971
Honda Motor Co. Ltd.	48,500	1,598,075
Hoya Corp.	72,100	2,521,771
Japan Tobacco, Inc.	922	3,530,379
JSR Corp.	42,200	993,807
JTEKT Corp.	64,800	1,209,525
Kahma Co. Ltd. (d)	32,100	746,154
Kansai Urban Banking Corp.	136,000	536,171
Keyence Corp.	7,400	1,689,123
Kose Corp.	19,200	646,420
Matsushita Electric Industrial Co. Ltd.	202,000	4,189,480
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Estate Co. Ltd.	96,000	$ 1,988,661
Mitsubishi UFJ Financial Group, Inc.	312	4,352,400
Mitsui & Co. Ltd.	194,000	2,956,110
Mitsui Fudosan Co. Ltd.	125,000	2,654,819
Mizuho Financial Group, Inc.	660	5,543,655
Nidec Corp.	12,400	880,384
Nikko Cordial Corp.	65,000	775,011
Nintendo Co. Ltd.	29,200	5,452,874
Nippon Electric Glass Co. Ltd.	42,000	937,811
Nippon Oil Corp.	144,000	1,127,885
Nishimatsuya Chain Co. Ltd.	18,600	354,479
Nissan Motor Co. Ltd.	135,000	1,454,625
Nitto Denko Corp.	19,500	1,416,790
Nomura Holdings, Inc.	268,900	4,791,798
NSK Ltd.	186,000	1,426,027
NTT DoCoMo, Inc.	1,393	2,025,422
Omron Corp.	51,000	1,283,341
ORIX Corp.	19,090	5,003,528
Shin-Etsu Chemical Co. Ltd.	6,900	399,616
Sompo Japan Insurance, Inc.	184,000	2,485,966
Sony Corp. sponsored ADR	52,600	2,419,074
St. Marc Holdings Co. Ltd.	8,000	519,843
Sugi Pharmacy Co. Ltd.	54,600	1,007,231
Sumco Corp.	34,500	2,004,099
Sumitomo Electric Industries Ltd.	169,200	2,218,121
Sumitomo Metal Industries Ltd.	379,100	1,514,416
Sumitomo Mitsui Financial Group, Inc.	530	5,639,773
Sumitomo Trust & Banking Co. Ltd.	132,000	1,401,169
T&D Holdings, Inc.	34,950	2,777,100
Takeda Pharamaceutical Co. Ltd.	64,300	4,150,196
The Sumitomo Warehouse Co. Ltd.	44,000	293,973
Token Corp.	8,300	582,774
Tokuyama Corp.	49,000	650,911
Tokyo Tomin Bank Ltd.	4,500	198,604
Toyota Motor Corp.	151,200	7,954,632
Valor Co. Ltd.	19,400	344,344
Yamada Denki Co. Ltd.	23,300	2,265,983
TOTAL JAPAN		121,583,169
Korea (South) - 0.7%
Kookmin Bank	23,900	2,086,856
Korean Reinsurance Co.	86,200	992,724
LG Household & Health Care Ltd.	16,220	1,251,546
NHN Corp. (a)	23,094	2,567,746
Shinhan Financial Group Co. Ltd.	31,366	1,543,425
Shinsegae Co. Ltd.	964	476,373
TOTAL KOREA (SOUTH)		8,918,670
Luxembourg - 0.1%
SES Global unit	100,429	1,359,800

	Shares	Value
Mexico - 0.7%
America Movil SA de CV Series L sponsored ADR	204,200	$ 7,306,276
Urbi, Desarrollos Urbanos, SA de CV (a)	394,800	1,024,730
TOTAL MEXICO		8,331,006
Netherlands - 1.0%
Fugro NV (Certificaten Van Aandelen) unit	39,200	1,681,923
ING Groep NV (Certificaten Van Aandelen)	122,400	4,957,200
Koninklijke KPN NV	257,900	2,928,620
Koninklijke Numico NV	44,200	2,120,595
Randstad Holdings NV	19,500	1,068,816
Tele Atlas NV (Netherlands) (a)	17,400	281,824
TOTAL NETHERLANDS		13,038,978
Norway - 1.0%
DnB NOR ASA	89,000	1,127,919
Norsk Hydro ASA	123,600	3,572,040
ProSafe ASA	30,900	1,832,502
Renewable Energy Corp. AS	69,400	933,084
Statoil ASA	46,200	1,369,929
TANDBERG ASA	192,500	1,798,422
Telenor ASA	173,200	2,209,076
TOTAL NORWAY		12,842,972
Portugal - 0.1%
Energias de Portugal SA	390,200	1,545,108
Russia - 0.2%
Novatek JSC GDR (e)	8,800	411,840
OAO Gazprom sponsored ADR	41,300	1,724,482
TOTAL RUSSIA		2,136,322
Singapore - 0.3%
Ascendas Real Estate Investment Trust (A-REIT)	489,000	600,855
HTL International Holdings Ltd.	678,750	502,985
Keppel Corp. Ltd.	112,000	1,085,347
Sembcorp Marine Ltd.	462,000	977,344
Singapore Exchange Ltd.	125,000	292,935
TOTAL SINGAPORE		3,459,466
South Africa - 0.1%
FirstRand Ltd.	210,200	522,520
Steinhoff International Holdings Ltd.	223,200	684,308
TOTAL SOUTH AFRICA		1,206,828
Spain - 1.8%
Altadis SA (Spain)	34,200	1,618,543
Banco Bilbao Vizcaya Argentaria SA	304,700	6,499,249
Banco Santander Central Hispano SA	340,500	5,158,361
Gestevision Telecinco SA	25,600	622,611
Common Stocks - continued
	Shares	Value
Spain - continued
Inditex SA	94,900	$ 4,122,710
Telefonica SA	304,400	5,141,317
TOTAL SPAIN		23,162,791
Sweden - 0.3%
Hennes & Mauritz AB (H&M) (B Shares)	52,050	1,931,843
Modern Times Group AB (MTG) (B Shares)	45,700	2,266,834
TOTAL SWEDEN		4,198,677
Switzerland - 5.6%
ABB Ltd.:
(Reg.)	89,955	1,162,219
sponsored ADR	62,000	801,660
Actelion Ltd. (Reg.) (a)	11,250	1,417,848
Compagnie Financiere Richemont unit	49,576	2,235,784
Credit Suisse Group sponsored ADR	20,600	1,151,540
Credit Suisse Group (Reg.)	67,577	3,777,555
Lindt & Spruengli AG (participation certificate)	1,255	2,524,991
Nestle SA:
(Reg.)	22,115	7,246,474
sponsored ADR	54,800	4,471,680
Nobel Biocare Holding AG (Switzerland)	6,286	1,488,944
Novartis AG:
(Reg.)	35,640	2,003,681
sponsored ADR	135,400	7,612,188
Pargesa Holding SA	13,571	1,295,732
Phonak Holding AG	14,582	920,669
Roche Holding AG (participation certificate)	87,787	15,622,113
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,211	1,117,861
Swiss Life Holding	9,379	2,166,319
Syngenta AG:
sponsored ADR	49,800	1,431,750
(Switzerland)	16,000	2,300,000
Tecan Group AG	11,478	637,019
The Swatch Group AG (Reg.)	36,541	1,328,737
UBS AG (NY Shares)	127,440	6,932,736
Zurich Financial Services AG	9,844	2,209,731
TOTAL SWITZERLAND		71,857,231
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	329,512	1,952,157
Phoenix Precision Technology Corp.	12,000	15,721
Shin Kong Financial Holding Co. Ltd.	875,000	909,844
TOTAL TAIWAN		2,877,722
Turkey - 0.2%
Finansbank AS	519,078	2,010,318
United Kingdom - 9.0%
Anglo American PLC (United Kingdom)	82,400	3,440,276

	Shares	Value
AstraZeneca PLC sponsored ADR	102,000	$ 6,225,060
BAE Systems PLC	378,800	2,527,963
Benfield Group PLC	288,800	1,944,872
BG Group PLC	126,500	1,701,420
BG Group PLC sponsored ADR	19,600	1,320,844
BHP Billiton PLC	131,100	2,483,300
BP PLC	768,775	9,291,934
BP PLC sponsored ADR	31,500	2,284,380
British American Tobacco PLC	180,600	4,859,043
British Land Co. PLC	61,700	1,575,586
Cable & Wireless PLC	809,000	1,737,940
Capita Group PLC	118,500	1,157,180
CLS Holdings PLC (a)	66,467	736,291
Enterprise Inns PLC	47,400	860,663
GlaxoSmithKline PLC	23,700	655,660
GlaxoSmithKline PLC sponsored ADR	153,000	8,465,490
HSBC Holdings PLC:
(Hong Kong) (Reg.)	355,552	6,468,202
(United Kingdom) (Reg.)	65,700	1,195,215
Imperial Energy PLC (a)	35,800	568,448
Imperial Tobacco Group PLC sponsored ADR	16,800	1,096,200
Informa PLC	132,100	1,075,915
International Power PLC	464,500	2,555,404
Man Group PLC	26,900	1,233,148
Marks & Spencer Group PLC	382,200	4,258,823
National Grid PLC	149,900	1,706,726
NDS Group PLC sponsored ADR (a)	11,100	525,474
Prudential PLC	116,500	1,224,157
Reckitt Benckiser PLC	117,500	4,714,771
Renovo Group PLC	284,600	568,862
Reuters Group PLC sponsored ADR	43,900	1,930,722
Rio Tinto PLC sponsored ADR	12,700	2,652,903
Rolls-Royce Group PLC	340,546	2,803,862
Royal Bank of Scotland Group PLC	70,200	2,284,408
Royal Dutch Shell PLC Class B	180,300	6,658,480
Scottish & Southern Energy PLC	125,200	2,829,946
SIG PLC	50,300	871,976
Smiths Group PLC	87,400	1,471,857
Standard Life PLC	249,000	1,162,861
Tesco PLC	865,643	5,813,347
Vedanta Resources PLC	45,700	1,126,882
Vodafone Group PLC sponsored ADR	185,412	4,019,732
VT Group PLC	109,900	1,027,520
Whatman PLC	70,500	381,923
William Hill PLC	119,200	1,315,989
Wolfson Microelectronics PLC (a)	26,300	222,066
TOTAL UNITED KINGDOM		115,033,721
United States of America - 45.2%
AES Corp. (a)	397,200	7,888,392
AirTran Holdings, Inc. (a)	239,300	3,000,822
Allergan, Inc.	132,800	14,322,480
Allied Waste Industries, Inc.	302,400	3,072,384
Common Stocks - continued
	Shares	Value
United States of America - continued
Altria Group, Inc.	116,400	$ 9,308,508
American Express Co.	73,400	3,821,204
American International Group, Inc.	199,300	12,091,531
American Tower Corp. Class A (a)	60,500	2,044,900
Amgen, Inc. (a)	63,400	4,421,516
Amphenol Corp. Class A	78,200	4,385,456
AMR Corp. (a)	62,400	1,372,800
Amylin Pharmaceuticals, Inc. (a)	16,300	795,440
Apple Computer, Inc. (a)	135,000	9,174,600
Applied Materials, Inc.	151,800	2,389,332
aQuantive, Inc. (a)(d)	138,700	2,843,350
Avon Products, Inc.	431,800	12,517,882
Baker Hughes, Inc.	29,700	2,374,515
Bank of America Corp.	159,800	8,234,494
Best Buy Co., Inc.	157,600	7,145,584
C.R. Bard, Inc.	73,300	5,202,101
Cisco Systems, Inc. (a)	151,400	2,702,490
Cognizant Technology Solutions Corp. Class A (a)	50,000	3,274,500
Colgate-Palmolive Co.	49,900	2,960,068
CONSOL Energy, Inc.	161,600	6,651,456
Crown Castle International Corp.	205,500	7,239,765
CyberSource Corp. (a)	417,500	4,191,700
Electronic Arts, Inc. (a)	88,700	4,178,657
Exelixis, Inc. (a)	185,200	1,648,280
Exelon Corp.	136,300	7,891,770
Exxon Mobil Corp.	380,400	25,768,290
Federated Department Stores, Inc.	210,400	7,387,144
FileNET Corp. (a)	62,600	1,991,932
FirstFed Financial Corp., Delaware (a)(d)	72,100	4,070,045
Fluor Corp.	90,200	7,922,266
FormFactor, Inc. (a)	97,000	4,158,390
General Dynamics Corp.	83,500	5,596,170
General Electric Co.	541,500	17,701,635
General Growth Properties, Inc.	72,900	3,327,156
Gilead Sciences, Inc. (a)	77,500	4,764,700
Global Industries Ltd. (a)	124,200	2,071,656
Golden West Financial Corp., Delaware	36,700	2,703,322
Google, Inc. Class A (sub. vtg.) (a)	51,900	20,064,540
Greenhill & Co., Inc.	71,900	4,167,324
Harris Corp.	160,200	7,297,110
Hartford Financial Services Group, Inc.	109,800	9,315,432
Health Net, Inc. (a)	154,200	6,471,774
Hewlett-Packard Co.	253,400	8,085,994
Honeywell International, Inc.	154,500	5,979,150
Hudson City Bancorp, Inc.	603,300	7,824,801
Intel Corp.	341,700	6,150,600
International Game Technology	108,600	4,198,476
Inverness Medical Innovations, Inc. (a)	71,900	2,138,306
JCPenney Co., Inc.	118,100	7,435,576
Johnson & Johnson	212,800	13,310,640

	Shares	Value
JPMorgan Chase & Co.	100,700	$ 4,593,934
Kellogg Co.	71,400	3,439,338
Macquarie Infrastructure Co. Trust	12,100	310,365
McDonald's Corp.	79,800	2,824,122
Merck & Co., Inc.	464,800	18,717,496
Monsanto Co.	187,800	8,073,522
Morgan Stanley	125,900	8,372,350
Myogen, Inc. (a)	95,100	2,934,786
National Oilwell Varco, Inc. (a)	75,304	5,048,380
Norfolk Southern Corp.	51,000	2,214,420
Northern Trust Corp.	139,000	7,936,900
NTL, Inc.	86,650	1,979,953
OfficeMax, Inc.	153,100	6,293,941
Open Solutions, Inc. (a)	122,700	3,392,655
PepsiCo, Inc.	276,100	17,499,218
Procter & Gamble Co.	111,400	6,260,680
Quicksilver Resources, Inc. (a)	56,900	2,011,984
Range Resources Corp.	59,600	1,675,356
Red Hat, Inc. (a)	86,600	2,050,688
Robert Half International, Inc.	92,500	2,993,300
Rockwell Collins, Inc.	70,000	3,735,900
Safeway, Inc.	155,900	4,377,672
Schering-Plough Corp.	112,900	2,307,676
Service Corp. International (SCI)	422,200	3,170,722
Starbucks Corp. (a)	151,800	5,200,668
State Street Corp.	153,300	9,207,198
Synthes, Inc.	23,458	2,706,729
The Coca-Cola Co.	77,200	3,435,400
The Walt Disney Co.	73,300	2,176,277
Titanium Metals Corp.	291,440	8,405,130
TradeStation Group, Inc. (a)	252,600	3,693,012
Trimble Navigation Ltd. (a)	57,200	2,747,316
United Dominion Realty Trust, Inc. (SBI)	129,200	3,598,220
United Technologies Corp.	155,300	9,658,107
UnitedHealth Group, Inc.	74,800	3,577,684
Valero Energy Corp.	96,000	6,473,280
Valmont Industries, Inc.	65,500	3,330,675
Verizon Communications, Inc.	105,200	3,557,864
Viacom, Inc. Class B (non-vtg.) (a)	146,700	5,112,495
Wachovia Corp.	81,000	4,344,030
Waste Management, Inc.	207,200	7,123,536
Wells Fargo & Co.	203,200	14,699,488
Whole Foods Market, Inc.	107,800	6,199,578
Yahoo!, Inc. (a)	68,800	1,867,232
TOTAL UNITED STATES OF AMERICA		576,377,683
TOTAL COMMON STOCKS (Cost $1,124,866,916)		1,253,552,913
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
Germany - 0.4%
Fresenius AG (non-vtg.)	8,600	$ 1,414,126
Hugo Boss AG (non-vtg.)	36,100	1,496,345
Porsche AG (non-vtg.)	1,871	1,833,070
TOTAL GERMANY		4,743,541
Italy - 0.4%
Banca Intesa Spa (Risp)	540,900	2,906,695
Telecom Italia Spa (Risp)	1,258,500	3,036,652
TOTAL ITALY		5,943,347
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,911,902)		10,686,888
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 5.3% (b)	5,300,220	5,300,220
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	7,493,540	7,493,540
TOTAL MONEY MARKET FUNDS (Cost $12,793,760)		12,793,760
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,147,572,578)	1,277,033,561
NET OTHER ASSETS - 0.0%	(481,396)
NET ASSETS - 100%	$ 1,276,552,165
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $644,836 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 768,209
Fidelity Securities Lending Cash Central Fund	425,908
Total	$ 1,194,117
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,150,859,169. Net unrealized appreciation aggregated $126,174,392, of which $156,871,775 related to appreciated investment securities and $30,697,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during a Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006